UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03836

Anchor Series Trust

(Exact name of registrant as specified in charter)

Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311

(Address of principal executive offices)             (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300,

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1.	Reports to Stockholders

ANCHOR SERIES TRUST

ANNUAL REPORT

DECEMBER 31, 2020

Dear Anchor Series Trust Investor:

We are pleased to present our annual report for the Anchor Series Trust, the underlying investment portfolios for the series of variable products issued by our Life Companies.

The following report contains the investment portfolio information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended December 31, 2020. The report may also contain information on portfolios not currently available in your variable contract.

We believe this information will give you some insight into the performance of your underlying investments. If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-7862.

Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

John T. Genoy

President

Anchor Series Trust

Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Past performance is no guarantee of future results. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. An investment in a variable annuity involves investment risk, including possible loss of principal. The contract, when redeemed, may be worth more or less than the total amount invested.

Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.

Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Investments in real estate investment trusts (REITs) involve risks such as refinancing, economic conditions in the real estate industry, changes in property values, dependency on real estate management, and other risks associated with a concentration in one sector or geographic region. Investments in securities related to gold and other precious metals and minerals are speculative and impacted by a host of worldwide economic, financial and political factors.

Investments in debt securities are subject to credit risk (i.e., the risk that an issuer might not pay interest when due or repay principal at maturity of the obligation). Investments in lower-rated bonds and “junk bonds” are considered speculative due to the heightened risk of default and are subject to unpredictable losses as a result of changes in the issuer’s creditworthiness.

Investments in derivatives are subject to heightened risk; gains or losses from non-hedging positions may be substantially greater than the cost of the position. Active trading may result in high portfolio turnover and correspondingly greater transaction costs for the portfolio and underlying portfolios.

There can be no assurance that the Portfolios will meet their investment objectives. A full description of the investment goals, principal strategies, and risks for each Portfolio are provided in the prospectus.

1

Investments are not guaranteed or endorsed by any bank, are not a deposit or obligation of any bank, and are not federally insured by Federal Deposit Corporation (FDIC), the Federal Reserve Board or any other federal government agency.

* Not FDIC or NCUA/NCUSIF Insured

* May Lose Value * No Bank of Credit Union Guarantee

* Not a Deposit * Not insured by any Federal Government Agency

2

ANCHOR SERIES TRUST

EXPENSE EXAMPLE December 31, 2020

(unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a separate series (a “Portfolio”) in the Anchor Series Trust (the “Trust”), you incur ongoing costs, including management fees and/or service (12b-1) fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at July 1, 2020 and held until December 31, 2020. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management, LLC, the Trust’s investment adviser and manager, as well as non-affiliated life insurance companies. The fees and expenses associated with the Variable Contracts are not included in these examples, and had such fees and expenses been included, your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the Variable Contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended December 31, 2020” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended December 31, 2020” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended December 31, 2020” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore, the “Hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

3

ANCHOR SERIES TRUST

EXPENSE EXAMPLE (continued) December 31, 2020

(unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at July 1, 2020	Ending Account Value Using Actual Return at December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020	Beginning Account Value at July 1, 2020	Ending Account Value Using a Hypothetical 5% Annual Return at December 31, 2020	Expenses Paid During the Six Months Ended December 31, 2020	Annualized Expense Ratio*
SA PGI Asset Allocation
Class 1	$1,000.00	$1,151.33	$4.33	$1,000.00	$1,021.11	$4.06	0.80%
Class 2	$1,000.00	$1,150.47	$5.14	$1,000.00	$1,020.36	$4.82	0.95%
Class 3	$1,000.00	$1,150.03	$5.67	$1,000.00	$1,019.86	$5.33	1.05%
SA Wellington Capital Appreciation
Class 1	$1,000.00	$1,359.15	$4.39	$1,000.00	$1,021.42	$3.76	0.74%
Class 2	$1,000.00	$1,357.96	$5.28	$1,000.00	$1,020.66	$4.52	0.89%
Class 3	$1,000.00	$1,357.60	$5.87	$1,000.00	$1,020.16	$5.03	0.99%
SA Wellington Government and Quality Bond
Class 1	$1,000.00	$1,008.20	$2.88	$1,000.00	$1,022.27	$2.90	0.57%
Class 2	$1,000.00	$1,007.27	$3.63	$1,000.00	$1,021.52	$3.66	0.72%
Class 3	$1,000.00	$1,007.09	$4.14	$1,000.00	$1,021.01	$4.17	0.82%
SA Wellington Strategic Multi-Asset#
Class 1	$1,000.00	$1,156.67	$4.66	$1,000.00	$1,020.81	$4.37	0.86%
Class 3	$1,000.00	$1,154.73	$6.01	$1,000.00	$1,019.56	$5.63	1.11%

*

Expenses are equal to each Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days in the period then divided by 366 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2020” and “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2020” and the “Annualized Expense Ratio” would have been lower.

4

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

Exchange-Traded Funds	8.8%
Federal National Mtg. Assoc.	5.0
Electric-Integrated	3.8
Real Estate Investment Trusts	3.6
Medical-Drugs	3.1
Diversified Banking Institutions	3.0
Diversified Financial Services	2.6
Federal Home Loan Mtg. Corp.	2.3
Computers	1.8
Repurchase Agreements	1.8
Banks-Commercial	1.7
Medical Products	1.7
Enterprise Software/Service	1.6
Pipelines	1.5
Semiconductor Equipment	1.4
Government National Mtg. Assoc.	1.4
Cellular Telecom	1.4
Medical Instruments	1.4
Applications Software	1.4
Banks-Super Regional	1.3
Finance-Credit Card	1.2
E-Commerce/Products	1.2
Insurance-Property/Casualty	1.2
Cable/Satellite TV	1.2
Beverages-Non-alcoholic	1.1
Finance-Other Services	1.0
Machinery-Farming	1.0
Oil Companies-Integrated	1.0
Chemicals-Diversified	1.0
Auto/Truck Parts & Equipment-Original	0.9
Investment Management/Advisor Services	0.9
Semiconductor Components-Integrated Circuits	0.9
Commercial Services-Finance	0.9
Electronic Components-Semiconductors	0.9
Instruments-Controls	0.8
Non-Hazardous Waste Disposal	0.8
Toys	0.8
Brewery	0.8
Data Processing/Management	0.8
Insurance-Multi-line	0.7
Medical-Biomedical/Gene	0.7
Diversified Manufacturing Operations	0.7
Web Portals/ISP	0.7
Soap & Cleaning Preparation	0.7
Telecom Services	0.7
Electronic Forms	0.7
Oil Companies-Exploration & Production	0.7
Auto-Heavy Duty Trucks	0.7
Machinery-General Industrial	0.6
Retail-Apparel/Shoe	0.6
Apparel Manufacturers	0.6
Medical-HMO	0.6
Oil Refining & Marketing	0.6
Food-Meat Products	0.5
Retail-Discount	0.5
Chemicals-Specialty	0.5
Drug Delivery Systems	0.5
Electronic Measurement Instruments	0.5
Containers-Paper/Plastic	0.5
Containers-Metal/Glass	0.5
Auto-Cars/Light Trucks	0.5

Medical-Hospitals	0.5%
Food-Misc./Diversified	0.4
Insurance-Reinsurance	0.4
Telephone-Integrated	0.4
Athletic Equipment	0.4
Private Equity	0.4
Finance-Investment Banker/Broker	0.4
Disposable Medical Products	0.4
Electric-Transmission	0.4
Diagnostic Equipment	0.4
Rubber-Tires	0.4
Transport-Rail	0.4
Internet Content-Entertainment	0.4
Electric Products-Misc.	0.3
Machine Tools & Related Products	0.3
Power Converter/Supply Equipment	0.3
Transport-Services	0.3
Machinery-Construction & Mining	0.3
Pharmacy Services	0.3
Office Automation & Equipment	0.3
Athletic Footwear	0.3
Steel-Specialty	0.3
Vitamins & Nutrition Products	0.3
Banks-Fiduciary	0.3
Office Supplies & Forms	0.3
Textile-Apparel	0.3
Computer Software	0.3
Security Services	0.3
Agricultural Biotech	0.3
Cosmetics & Toiletries	0.3
United States Treasury Bonds	0.3
Beverages-Wine/Spirits	0.3
Airlines	0.3
Tools-Hand Held	0.3
Physical Therapy/Rehabilitation Centers	0.2
Retail-Restaurants	0.2
Industrial Gases	0.2
Batteries/Battery Systems	0.2
Recreational Vehicles	0.2
Savings & Loans/Thrifts	0.2
Insurance-Life/Health	0.2
Aerospace/Defense	0.2
Computer Services	0.2
Telecom Equipment-Fiber Optics	0.2
Advertising Agencies	0.2
Finance-Leasing Companies	0.2
Building & Construction Products-Misc.	0.2
Web Hosting/Design	0.2
Real Estate Management/Services	0.2
Auction Houses/Art Dealers	0.2
E-Commerce/Services	0.2
Transport-Truck	0.2
Retail-Automobile	0.2
Electronic Parts Distribution	0.2
Building Products-Air & Heating	0.2
Multimedia	0.1
Entertainment Software	0.1
Telecommunication Equipment	0.1
Retail-Gardening Products	0.1
Insurance-Mutual	0.1
U.S. Government Treasuries	0.1

5

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited) — (continued)

Industry Allocation* (continued)

United States Treasury Notes	0.1%
Water	0.1
Gas-Distribution	0.1
Electric-Distribution	0.1
Electronic Components-Misc.	0.1
Paper & Related Products	0.1
Golf	0.1
Building-Mobile Home/Manufactured Housing	0.1
Oil & Gas Drilling	0.1

99.6%

*	Calculated as a percentage of net assets

6

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 58.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	12,975	$305,172

Agricultural Biotech — 0.3%
Corteva, Inc.	12,541	485,588

Apparel Manufacturers — 0.6%
Deckers Outdoor Corp.†	3,800	1,089,764

Applications Software — 1.4%
Microsoft Corp.	10,670	2,373,221

Athletic Equipment — 0.4%
YETI Holdings, Inc.†	9,954	681,550

Athletic Footwear — 0.3%
NIKE, Inc., Class B	3,869	547,347

Auction Houses/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	4,000	278,200

Auto-Cars/Light Trucks — 0.3%
Ferrari NV	2,500	573,800

Auto-Heavy Duty Trucks — 0.7%
PACCAR, Inc.	7,955	686,357
Volvo AB ADR†	19,000	443,650

		1,130,007

Auto/Truck Parts & Equipment-Original — 0.8%
Autoliv, Inc.	1,726	158,964
Linamar Corp.	1,696	89,830
Magna International, Inc.	14,966	1,059,593

		1,308,387

Banks-Commercial — 1.3%
Banco Bilbao Vizcaya Argentaria SA ADR	30,000	148,200
Bank OZK	8,444	264,044
Cathay General Bancorp	1,559	50,184
Cullen/Frost Bankers, Inc.	3,506	305,828
East West Bancorp, Inc.	2,079	105,426
First Republic Bank	4,580	672,940
ING Groep NV ADR†	29,000	273,760
Nordea Bank Abp ADR†	40,000	326,396
ServisFirst Bancshares, Inc.	1,400	56,406
Washington Trust Bancorp, Inc.	853	38,214

		2,241,398

Banks-Super Regional — 0.6%
PNC Financial Services Group, Inc.	6,844	1,019,756

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	9,223	389,026

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	9,944	545,329
Keurig Dr Pepper, Inc.	15,903	508,896
PepsiCo, Inc.	5,797	859,695

		1,913,920

Beverages-Wine/Spirits — 0.3%
Diageo PLC ADR	3,000	476,430

Brewery — 0.3%
Ambev SA ADR	138,000	422,280

Building & Construction Products-Misc. — 0.2%
James Hardie Industries PLC ADR†	9,600	284,736

Security Description	Shares	Value (Note 2)
Building & Construction-Misc. — 0.0%
Comfort Systems USA, Inc.	277	$14,587

Building Products-Air & Heating — 0.2%
Lennox International, Inc.	912	249,861

Building-Mobile Home/Manufactured Housing — 0.1%
LCI Industries	612	79,364

Cable/Satellite TV — 0.5%
Cable One, Inc.	236	525,742
Comcast Corp., Class A	5,064	265,354

		791,096

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	8,822	1,189,647

Chemicals-Diversified — 0.7%
Croda International PLC ADR	8,000	360,000
FMC Corp.	3,445	395,934
Huntsman Corp.	2,434	61,191
PPG Industries, Inc.	2,706	390,259

		1,207,384

Chemicals-Specialty — 0.4%
Givaudan SA ADR	7,500	636,450
H.B. Fuller Co.	471	24,435

		660,885

Coatings/Paint — 0.0%
RPM International, Inc.	621	56,374

Commercial Services — 0.0%
John Wiley & Sons, Inc., Class A	784	35,797

Commercial Services-Finance — 0.9%
Experian PLC ADR	10,000	379,600
Morningstar, Inc.	1,165	269,779
PayPal Holdings, Inc.†	3,534	827,663

		1,477,042

Computer Services — 0.2%
Amdocs, Ltd.	3,949	280,103
Leidos Holdings, Inc.	409	42,994

		323,097

Computers — 1.5%
Apple, Inc.	18,787	2,492,847

Containers-Metal/Glass — 0.5%
Ball Corp.	9,332	869,556

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	375	51,716

Cosmetics & Toiletries — 0.3%
Unilever PLC ADR	8,000	482,880

Data Processing/Management — 0.8%
Fair Isaac Corp.†	1,399	714,945
Fidelity National Information Services, Inc.	4,333	612,946

		1,327,891

Diagnostic Equipment — 0.4%
Thermo Fisher Scientific, Inc.	1,394	649,297

Disposable Medical Products — 0.4%
CONMED Corp.	672	75,264
Teleflex, Inc.	1,438	591,838

		667,102

7

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Diversified Banking Institutions — 1.5%
Bank of America Corp.	8,115	$245,966
BNP Paribas SA ADR†	6,000	159,660
JPMorgan Chase & Co.	13,662	1,736,030
Morgan Stanley	6,216	425,982

		2,567,638

Diversified Manufacturing Operations — 0.7%
3M Co.	553	96,659
EnPro Industries, Inc.	483	36,476
Parker-Hannifin Corp.	3,035	826,764
Trane Technologies PLC	2,197	318,917

		1,278,816

Drug Delivery Systems — 0.5%
Becton Dickinson & Co.	3,649	913,053

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	417	1,358,140

E-Commerce/Services — 0.2%
Rightmove PLC†	30,288	269,720

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	2,322	591,321

Electric-Distribution — 0.1%
Sempra Energy	912	116,198

Electric-Integrated — 1.9%
ALLETE, Inc.	1,071	66,338
Alliant Energy Corp.	7,774	400,594
CLP Holdings, Ltd. ADR	36,000	330,876
Eversource Energy	3,682	318,530
IDACORP, Inc.	186	17,862
NextEra Energy, Inc.	18,074	1,394,409
Portland General Electric Co.	228	9,751
WEC Energy Group, Inc.	3,870	356,156
Xcel Energy, Inc.	5,036	335,750

		3,230,266

Electronic Components-Misc. — 0.1%
Hubbell, Inc.	319	50,016
nVent Electric PLC	2,621	61,043

		111,059

Electronic Components-Semiconductors — 0.8%
Microchip Technology, Inc.	9,059	1,251,139
Monolithic Power Systems, Inc.	92	33,693

		1,284,832

Electronic Forms — 0.7%
Adobe, Inc.†	2,382	1,191,286

Electronic Measurement Instruments — 0.5%
Roper Technologies, Inc.	2,104	907,013

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	2,671	259,888

Enterprise Software/Service — 1.4%
Black Knight, Inc.†	7,098	627,108
ManTech International Corp., Class A	199	17,699
salesforce.com, Inc.†	2,356	524,281
SAP SE ADR	6,651	867,224
Tyler Technologies, Inc.†	673	293,778

		2,330,090

Security Description	Shares	Value (Note 2)
Entertainment Software — 0.1%
Activision Blizzard, Inc.	2,667	$247,631

Filtration/Separation Products — 0.0%
Donaldson Co., Inc.	380	21,234

Finance-Credit Card — 1.2%
Discover Financial Services	11,091	1,004,068
Visa, Inc., Class A	5,173	1,131,491

		2,135,559

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	7,079	375,470

Finance-Leasing Companies — 0.2%
Prog Holdings, Inc.	5,583	300,756

Finance-Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	405	30,071

Finance-Other Services — 1.0%
Deutsche Boerse AG ADR	25,000	422,500
Hong Kong Exchanges & Clearing, Ltd. ADR	13,000	711,620
Nasdaq, Inc.	4,658	618,303

		1,752,423

Financial Guarantee Insurance — 0.0%
Assured Guaranty, Ltd.	1,525	48,022

Food-Meat Products — 0.5%
Hormel Foods Corp.	11,410	531,820
Tyson Foods, Inc., Class A	6,233	401,655

		933,475

Food-Misc./Diversified — 0.2%
Ingredion, Inc.	788	61,992
Orkla ASA ADR	33,500	339,690

		401,682

Gas-Distribution — 0.1%
ONE Gas, Inc.	1,669	128,129
Spire, Inc.	327	20,941

		149,070

Golf — 0.1%
Acushnet Holdings Corp.	2,193	88,904

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	1,455	397,535

Instruments-Controls — 0.7%
Honeywell International, Inc.	5,964	1,268,543

Insurance-Life/Health — 0.2%
AIA Group, Ltd. ADR	7,500	368,475

Insurance-Multi-line — 0.6%
Allianz SE ADR	20,000	493,000
Allstate Corp.	868	95,419
Chubb, Ltd.	3,265	502,549

		1,090,968

Insurance-Property/Casualty — 1.2%
Fidelity National Financial, Inc.	29,881	1,168,049
James River Group Holdings, Ltd.	1,415	69,547
Markel Corp.†	320	330,656
Progressive Corp.	4,082	403,628

		1,971,880

8

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Insurance-Reinsurance — 0.4%
Swiss Re AG ADR	31,684	$750,594

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	2,170	592,757

Investment Management/Advisor Services — 0.9%
BlackRock, Inc.	2,039	1,471,220
Raymond James Financial, Inc.	637	60,942

		1,532,162

Machine Tools & Related Products — 0.3%
Lincoln Electric Holdings, Inc.	4,995	580,669

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	388	70,624
Komatsu, Ltd. ADR	18,000	498,285

		568,909

Machinery-Farming — 1.0%
Deere & Co.	6,427	1,729,184

Machinery-General Industrial — 0.6%
Crane Co.	654	50,789
Kone Oyj ADR	15,500	629,920
Nordson Corp.	2,085	418,981

		1,099,690

Medical Instruments — 1.0%
Edwards Lifesciences Corp.†	5,583	509,337
Medtronic PLC	10,361	1,213,688

		1,723,025

Medical Products — 1.5%
Abbott Laboratories	6,681	731,503
Coloplast A/S ADR	34,000	520,880
Hill-Rom Holdings, Inc.	362	35,465
Sonova Holding AG ADR†	10,400	546,312
STERIS PLC	2,917	552,888
Varian Medical Systems, Inc.†	1,223	214,037

		2,601,085

Medical-Biomedical/Gene — 0.3%
CSL, Ltd. ADR	5,000	550,750

Medical-Drugs — 2.7%
Merck & Co., Inc.	16,944	1,386,019
Novartis AG ADR	8,393	792,551
Novo Nordisk A/S ADR	4,700	328,295
Pfizer, Inc.	12,788	470,726
Phibro Animal Health Corp., Class A	720	13,983
Roche Holding AG ADR	38,507	1,688,147

		4,679,721

Medical-HMO — 0.4%
UnitedHealth Group, Inc.	1,911	670,150

Medical-Hospitals — 0.3%
Universal Health Services, Inc., Class B	3,676	505,450

Metal Processors & Fabrication — 0.0%
Timken Co.	903	69,856

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	8,814	904,052

Office Supplies & Forms — 0.3%
Avery Dennison Corp.	3,314	514,035

Security Description	Shares	Value (Note 2)
Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	3,320	$76,891

Oil Companies-Exploration & Production — 0.4%
Cimarex Energy Co.	7,670	287,702
Diamondback Energy, Inc.	654	31,653
EOG Resources, Inc.	5,871	292,787
Whiting Petroleum Corp.†	3,847	96,175

		708,317

Oil Companies-Integrated — 0.8%
Chevron Corp.	11,088	936,382
Royal Dutch Shell PLC, Class B ADR	12,500	420,125

		1,356,507

Oil Refining & Marketing — 0.4%
HollyFrontier Corp.	4,304	111,258
Marathon Petroleum Corp.	8,777	363,017
Neste Oyj ADR	5,000	182,600

		656,875

Pipelines — 0.2%
Enterprise Products Partners LP	17,690	346,547
Targa Resources Corp.	1,387	36,589

		383,136

Power Converter/Supply Equipment — 0.3%
Schneider Electric SE ADR	20,000	579,000

Private Equity — 0.4%
KKR & Co., Inc., Class A	16,769	678,977

Real Estate Investment Trusts — 2.5%
Agree Realty Corp.	611	40,680
Alexandria Real Estate Equities, Inc.	8,086	1,441,087
American Tower Corp.	1,694	380,235
Camden Property Trust	188	18,785
CyrusOne, Inc.	7,286	532,971
Digital Realty Trust, Inc.	3,394	473,497
EastGroup Properties, Inc.	313	43,213
Four Corners Property Trust, Inc.	1,358	40,428
Granite Real Estate Investment Trust	838	51,285
Medical Properties Trust, Inc.	2,403	52,361
National Health Investors, Inc.	372	25,731
Prologis, Inc.	4,936	491,922
Realty Income Corp.	4,272	265,590
STORE Capital Corp.	7,645	259,777
Terreno Realty Corp.	1,881	110,057

		4,227,619

Real Estate Management/Services — 0.2%
Daito Trust Construction Co., Ltd. ADR	12,000	281,760

Recreational Vehicles — 0.2%
Brunswick Corp.	5,102	388,976

Retail-Apparel/Shoe — 0.6%
Lululemon Athletica, Inc.†	3,151	1,096,643

Retail-Discount — 0.5%
Costco Wholesale Corp.	2,004	755,067
Target Corp.	980	173,000

		928,067

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,667	234,347

9

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Retail-Restaurants — 0.2%
Papa John’s International, Inc.	207	$17,564
Starbucks Corp.	3,599	385,021

		402,585

Rubber-Tires — 0.4%
Bridgestone Corp. ADR	38,600	633,040

Savings & Loans/Thrifts — 0.2%
Washington Federal, Inc.	14,511	373,513

Security Services — 0.3%
Secom Co., Ltd. ADR	21,600	497,880

Semiconductor Components-Integrated Circuits — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	13,738	1,497,992

Semiconductor Equipment — 1.4%
ASML Holding NV	900	438,948
Lam Research Corp.	1,574	743,353
MKS Instruments, Inc.	624	93,881
Teradyne, Inc.	5,934	711,427
Tokyo Electron, Ltd. ADR	5,300	496,016

		2,483,625

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	251	42,790

Soap & Cleaning Preparation — 0.7%
Church & Dwight Co., Inc.	9,798	854,680
Reckitt Benckiser Group PLC ADR	22,000	398,640

		1,253,320

Telecom Services — 0.7%
BCE, Inc.	21,403	916,049
Telenor ASA ADR	17,500	297,498

		1,213,547

Telephone-Integrated — 0.4%
Verizon Communications, Inc.	12,043	707,526

Textile-Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ADR	4,000	498,920

Textile-Products — 0.0%
Albany International Corp., Class A	651	47,796

Tools-Hand Held — 0.3%
MSA Safety, Inc.	431	64,387
Snap-on, Inc.	2,086	356,998

		421,385

Toys — 0.8%
Hasbro, Inc.	7,674	717,826
Nintendo Co., Ltd. ADR	8,500	684,420

		1,402,246

Transport-Rail — 0.4%
Union Pacific Corp.	2,989	622,370

Transport-Services — 0.3%
Expeditors International of Washington, Inc.	6,062	576,557

Water — 0.1%
Essential Utilities, Inc.	3,885	183,722

Security Description	Shares/ Principal Amount	Value (Note 2)
Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	716	$1,254,890

Total Common Stocks (cost $71,835,822)		100,920,931

EXCHANGE-TRADED FUNDS — 8.8%
Invesco Preferred ETF	350,100	5,342,526
Invesco QQQ Trust ETF, Series 1	18,300	5,741,442
Schwab U.S. TIPS ETF	34,300	2,129,344
Vanguard Global ex-U.S. Real Estate ETF	33,500	1,819,385

Total Exchange-Traded Funds (cost $12,261,463)		15,032,697

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.2%
PNC Financial Services Group, Inc. 6.75% due 08/01/2021(1) (cost $249,133)	$250,000	256,188

ASSET BACKED SECURITIES — 2.6%
Diversified Financial Services — 2.6%
Ally Master Owner Trust Series 2018-1, Class A2 2.70% due 01/17/2023	250,000	250,224
American Express Credit Account Master Trust FRS Series 2019-4, Class A 0.40% (1 ML+0.24%) due 04/15/2024	316,000	316,387
BA Credit Card Trust Series 2019-A1, Class A1 1.74% due 01/15/2025	200,000	204,920
Barclays Dryrock Issuance Trust FRS Series 2018-1, Class A 0.49% (1 ML+0.33%) due 07/15/2024	150,000	150,278
Chase Issuance Trust FRS Series 2018-A1, Class A1 0.36% (1 ML+0.20%) due 04/17/2023	211,000	211,093
Citigroup Mtg. Loan Trust VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(2)(3)	228,918	243,655
COMM Mtg. Trust VRS Series 2014-UBS3, Class C 4.74% due 06/10/2047(2)(4)	250,000	260,021
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	66,752	68,435
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	63,613	65,625
CSMC Trust VRS Series 2015-1, Class B2 3.93% due 01/25/2045*(2)(3)	70,429	73,319
Ford Credit Auto Owner Trust Series 2016-2, Class A 2.03% due 12/15/2027*	250,000	252,017
GS Mtg. Securities Trust Series 2017-GS6, Class A1 1.95% due 05/10/2050(4)	135,401	136,339

10

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JPMorgan Mtg. Trust VRS Series 2016-4, Class A5 3.50% due 10/25/2046*(2)(3)	$17,155	$17,230
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(2)(3)	90,878	92,388
JPMorgan Mtg. Trust VRS Series 2017-4, Class A5 3.50% due 11/25/2048*(2)(3)	19,611	19,634
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.80% due 08/25/2047*(2)(3)	177,296	184,331
JPMorgan Mtg. Trust VRS Series 2018-8, Class A13 4.00% due 01/25/2049*(2)(3)	26,322	27,029
MMAF Equipment Finance LLC Series 2019-A, Class A2 2.84% due 01/10/2022*	21,618	21,672
MVW Owner Trust Series 2015-1A, Class A 2.52% due 12/20/2032*	37,932	38,136
Navient Private Education Refi Loan Trust Series 2019-FA, Class A1 2.18% due 08/15/2068*	16,615	16,630
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(2)(3)	84,578	94,164
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.53% due 08/25/2055*(2)(3)	71,357	77,482
PFS Financing Corp. Series 2018-F, Class A 3.52% due 10/15/2023*	250,000	256,252
Sequoia Mtg. Trust VRS Series 2013-4, Class A3 1.55% due 04/25/2043(2)(3)	30,354	30,352
Sequoia Mtg. Trust VRS Series 2018-5, Class A4 3.50% due 05/25/2048*(2)(3)	21,928	21,942
Sequoia Mtg. Trust VRS Series 2018-5, Class A19 3.50% due 05/25/2048*(2)(3)	63,157	64,365
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.64% due 02/25/2043(2)(3)	55,004	56,737
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 0.42% (3 ML+0.20%) due 12/15/2039	89,497	86,077
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(2)	150,000	163,733
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	266,977
Verizon Owner Trust FRS Series 2018-A, Class A1B 0.39% (1 ML+0.24%) due 04/20/2023	124,930	125,016

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	$200,000	$204,801
Verizon Owner Trust Series 2018-A, Class A1A 3.23% due 04/20/2023	46,849	47,471
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-4, Class A3 3.50% due 09/25/2049*(2)(3)	108,725	110,358
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	234,123	234,924

Total Asset Backed Securities (cost $4,419,081)		4,490,014

U.S. CORPORATE BONDS & NOTES — 17.2%
Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 4.07% due 12/15/2042	250,000	324,868

Airlines — 0.3%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	167,632	159,732
US Airways Pass Through Trust Pass-Through Certs. Series 2012-2, Class B 6.75% due 12/03/2022	312,931	304,231

		463,963

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	271,393

Auto/Truck Parts & Equipment-Original — 0.1%
Titan International, Inc. Senior Sec. Notes 6.50% due 11/30/2023	250,000	231,250

Banks-Commercial — 0.3%
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	266,762
Truist Financial Corp. Senior Notes 2.90% due 03/03/2021	250,000	250,517

		517,279

Banks-Fiduciary — 0.3%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	250,000	261,884
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	265,833

		527,717

Banks-Super Regional — 0.5%
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	552,970

11

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	$250,000	$283,397

		836,367

Brewery — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	500,000	635,144
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.15% due 01/23/2025	250,000	284,672

		919,816

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	265,313
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	282,046
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	250,000	262,134
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	343,180

		1,152,673

Cellular Telecom — 0.5%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	100,000	101,064
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	288,270
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	289,450
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	250,000	270,772

		949,556

Chemicals-Diversified — 0.3%
Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	225,863
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	280,575

		506,438

Chemicals-Specialty — 0.1%
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	250,000	256,250

Security Description	Principal Amount	Value (Note 2)
Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	$300,000	$308,510
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	282,282

		590,792

Containers-Paper/Plastic — 0.5%
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	500,000	523,750
Sealed Air Corp. Company Guar. Notes 6.88% due 07/15/2033*	250,000	330,000

		853,750

Diversified Banking Institutions — 1.4%
Bank of America Corp. FRS Senior Notes 1.38% (3 ML+1.16%) due 01/20/2023	250,000	252,573
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	283,332
Citigroup, Inc. FRS Senior Notes 1.66% (3 ML+1.43%) due 09/01/2023	200,000	203,422
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	295,534
Goldman Sachs Group, Inc. Senior Notes 1.09% due 12/09/2026	250,000	252,748
Goldman Sachs Group, Inc. FRS Senior Notes 1.32% (3 ML+1.11%) due 04/26/2022	250,000	250,692
JPMorgan Chase & Co. Senior Notes 3.54% due 05/01/2028	250,000	285,271
Morgan Stanley FRS Senior Notes 1.61% (3 ML+1.40%) due 04/21/2021	250,000	251,001
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	318,975

		2,393,548

E-Commerce/Products — 0.4%
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	660,226

Electric-Integrated — 1.9%
Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	231,428
Black Hills Corp. Senior Notes 4.20% due 09/15/2046	500,000	614,379

12

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	$250,000	$274,015
Dominion Energy, Inc. Junior Sub. Notes 2.72% due 08/15/2021	250,000	253,085
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	692,734
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	311,280
PPL Energy Supply LLC Senior Notes 4.60% due 12/15/2021	1,000,000	966,925

		3,343,846

Electric-Transmission — 0.4%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	659,383

Electronic Components-Semiconductors — 0.1%
Micron Technology, Inc. Senior Notes 2.50% due 04/24/2023	100,000	104,202

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 3.25% due 11/15/2027	250,000	285,273

Finance-Investment Banker/Broker — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	250,000	292,438

Food-Misc./Diversified — 0.2%
Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	150,151
Post Holdings, Inc. Company Guar. Notes 4.63% due 04/15/2030*	250,000	262,990

		413,141

Instruments-Controls — 0.1%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	250,000	250,400

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 0.88% (3 ML+0.63%) due 03/29/2023	250,000	252,069

Insurance-Mutual — 0.1%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	214,776

Security Description	Principal Amount	Value (Note 2)
Medical Instruments — 0.4%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	$500,000	$673,298

Medical Products — 0.2%
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	265,312

Medical-Biomedical/Gene — 0.4%
Amgen, Inc. Senior Notes 2.65% due 05/11/2022	200,000	206,187
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	250,000	250,760
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	276,168

		733,115

Medical-Drugs — 0.3%
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	500,000	576,765

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	250,000	297,406

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.88% due 05/01/2023	250,000	274,687

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	262,071

Non-Hazardous Waste Disposal — 0.3%
Covanta Holding Corp. Senior Notes 6.00% due 01/01/2027	250,000	262,587
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	255,625

		518,212

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	500,000	558,995

Oil Companies-Exploration & Production — 0.3%
Cimarex Energy Co. Senior Notes 4.38% due 06/01/2024	250,000	272,668
W&T Offshore, Inc. Sec. Notes 9.75% due 11/01/2023*	250,000	176,875

		449,543

13

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing — 0.2%
Phillips 66 FRS Company Guar. Notes 0.83% (3 ML+0.60%) due 02/26/2021	$275,000	$275,032

Paper & Related Products — 0.1%
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	104,550

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	267,893
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	250,000	297,490

		565,383

Physical Therapy/Rehabilitation Centers — 0.2%
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	428,000

Pipelines — 1.2%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	253,250
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	250,000	341,528
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	637,617
NGPL PipeCo LLC Senior Notes 4.38% due 08/15/2022*	500,000	520,923
Southeast Supply Header LLC Senior Notes 4.25% due 06/15/2024*	250,000	249,062

		2,002,380

Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	286,055
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	212,592
CBL & Associates LP Company Guar. Notes 5.95% due 12/15/2026†(5)(6)	500,000	197,500
CubeSmart LP Company Guar. Notes 4.38% due 12/15/2023	100,000	109,440
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	285,798
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	554,135

Security Description	Principal Amount	Value (Note 2)
Real Estate Investment Trusts (continued)
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	$250,000	$259,388

		1,904,908

Retail-Automobile — 0.2%
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	250,000	263,750

Steel-Specialty — 0.3%
Allegheny Technologies, Inc. Senior Notes 7.88% due 08/15/2023	500,000	547,170

Telecom Equipment-Fiber Optics — 0.2%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	317,943

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	246,250

Transport-Truck — 0.2%
XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	250,000	269,035

Vitamins & Nutrition Products — 0.3%
HLF Financing SARL LLC/Herbalife International, Inc. Company Guar. Notes 7.25% due 08/15/2026*	500,000	530,467

Web Hosting/Design — 0.2%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	284,062

Total U.S. Corporate Bonds & Notes (cost $26,888,436)		29,619,748

FOREIGN CORPORATE BONDS & NOTES — 0.7%
Banks-Commercial — 0.1%
ING Groep NV Senior Notes 3.15% due 03/29/2022	250,000	258,547

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 3.75% due 01/16/2024	250,000	273,190

Diversified Banking Institutions — 0.1%
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	260,156

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	100,000	102,788

Oil Companies-Integrated — 0.2%
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	75,000	78,913

14

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Integrated (continued)
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	$250,000	$279,866

		358,779

Total Foreign Corporate Bonds & Notes (cost $1,181,713)		1,253,460

U.S. GOVERNMENT AGENCIES — 8.7%
Federal Home Loan Mtg. Corp. — 2.3%
1.50% due 02/12/2025	300,000	314,708
2.00% due 11/01/2035	163,819	171,307
2.50% due 05/01/2050	234,498	247,411
3.00% due 01/01/2031	62,774	67,470
3.00% due 01/01/2033	49,246	53,230
3.00% due 04/01/2035	32,174	34,527
3.00% due 10/01/2042	117,469	127,015
3.00% due 05/01/2043	79,686	86,734
3.00% due 07/01/2045	104,382	113,278
3.00% due 08/01/2049	296,414	310,613
3.50% due 07/01/2042	74,983	81,421
3.50% due 10/01/2042	70,829	77,478
3.50% due 08/01/2043	125,340	137,709
3.50% due 02/01/2044	108,857	118,908
4.00% due 10/01/2045	125,395	140,807
4.00% due 08/01/2047	133,946	150,159
4.00% due 01/01/2048	90,800	102,314
4.00% due 06/01/2048	133,296	149,206
4.00% due 07/01/2049	71,116	79,024
4.50% due 11/01/2043	65,626	75,351
5.00% due 01/01/2034	31,678	36,609
5.00% due 04/01/2035	28,201	32,789
5.00% due 03/01/2048	65,967	76,843
6.00% due 05/01/2031	7,405	8,751
7.50% due 12/01/2030	9,298	9,703
7.50% due 01/01/2031	9,006	9,826
7.50% due 02/01/2031	559	624
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K020, Class A2 2.37% due 05/25/2022(4)	90,000	92,063
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K031, Class A2
3.30% due 04/25/2023(2)(4)	100,000	106,289
Series K035, Class A2
3.46% due 08/25/2023(2)(4)	160,000	171,726
Series K036, Class A2
3.53% due 10/25/2023(2)(4)	70,000	75,627
Federal Home Loan Mtg. Corp. REMIC
Series 4127, Class EJ
2.50% due 11/15/2032(3)	66,488	70,481
Series 4033, Class ED
2.50% due 10/15/2036(3)	41,843	42,362
Series 4097, Class HI
3.00% due 08/15/2027(3)(7)	350,307	20,407
Series 4579, Class BA
3.00% due 01/15/2043(3)	53,444	55,256
Series 4343, Class DI
3.50% due 08/15/2040(3)(7)	123,664	6,396

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 4786, Class DH
3.50% due 07/15/2042(3)	$9,312	$9,309
Series 4121, Class UI
3.50% due 10/15/2042(3)(7)	258,827	32,549
Series 4650, Class CA
3.50% due 05/15/2043(3)	17,855	18,345
Series 4673, Class NT
3.50% due 09/15/2043(3)	120,000	121,425
Series 3924, Class LB
4.00% due 05/15/2039(3)	140,845	144,349
Series 4135, Class DI
4.00% due 11/15/2042(3)(7)	115,688	12,435
Series 4808, Class DL
4.00% due 11/15/2045(3)	30,000	32,957
Federal Home Loan Mtg. Corp. REMIC FRS Series 3994, Class SH 6.44% (6.60%—1 ML) due 06/15/2041(3)(7)(8)	638,258	75,027
Federal Home Loan Mtg. Corp. STRIPS Series 2012-276, Class 40 4.00% due 09/15/2042(3)	51,051	57,840

		3,958,658

Federal National Mtg. Assoc. — 5.0%
2.00% due 02/01/2032	79,860	83,868
2.00% due 07/01/2035	380,545	399,210
2.00% due 10/01/2035	245,116	256,594
2.00% due 11/01/2035	116,980	122,291
2.00% due 10/01/2050	173,559	180,746
2.00% due 12/01/2050	240,000	250,082
2.50% due 06/01/2027	62,967	66,301
2.50% due 08/01/2028	77,431	81,901
2.50% due 03/01/2030	56,294	60,049
2.50% due 07/01/2049	189,375	201,088
2.50% due 04/01/2050	153,499	161,951
2.50% due 06/01/2050	692,565	731,377
2.50% due 12/01/2050	249,416	263,355
3.00% due 04/01/2027	18,867	20,007
3.00% due 05/01/2029	29,487	31,608
3.00% due 03/01/2030	66,212	71,188
3.00% due 08/01/2031	91,906	99,537
3.00% due 12/01/2034	92,653	97,211
3.00% due 10/01/2036	74,059	80,813
3.00% due 10/01/2042	78,074	85,168
3.00% due 12/01/2042	82,175	89,416
3.00% due 04/01/2043	108,056	116,468
3.00% due 07/01/2046	143,355	154,811
3.00% due 12/01/2046	63,703	68,748
3.00% due 10/01/2049	110,388	115,882
3.00% due 11/01/2049	309,297	324,655
3.00% due 12/01/2049	103,276	108,500
3.00% due 01/01/2050	139,519	146,400
3.00% due 02/01/2050	121,655	127,750
3.50% due 08/01/2031	43,805	47,970
3.50% due 02/01/2033	85,499	93,972
3.50% due 01/01/2036	89,810	96,648
3.50% due 06/01/2039	40,214	43,602
3.50% due 11/01/2042	104,670	114,949
3.50% due 02/01/2043	39,854	44,232
3.50% due 05/01/2043	97,430	108,139
3.50% due 03/01/2045	87,897	96,093

15

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.50% due 06/01/2045	$45,085	$50,015
3.50% due 09/01/2045	48,013	52,712
3.50% due 03/01/2046	72,404	80,326
3.50% due 04/01/2046	109,631	121,627
3.50% due 03/01/2047	112,831	125,091
3.50% due 10/01/2047	44,238	46,831
4.00% due 09/01/2038	23,859	25,646
4.00% due 09/01/2040	87,249	96,418
4.00% due 08/01/2043	115,039	130,062
4.00% due 08/01/2044	85,225	96,321
4.00% due 10/01/2044	112,794	123,664
4.00% due 12/01/2044	68,861	77,827
4.00% due 05/01/2046	121,416	136,197
4.00% due 07/01/2046	57,562	64,932
4.00% due 08/01/2046	104,072	114,852
4.00% due 07/01/2047	67,675	76,284
4.00% due 10/01/2047	67,291	75,348
4.00% due 12/01/2047	67,943	76,587
4.00% due 02/01/2048	67,157	75,154
4.50% due 03/01/2041	113,633	127,595
4.50% due 09/01/2043	226,608	260,124
4.50% due 12/01/2044	104,687	120,168
4.50% due 11/01/2045	117,427	132,978
4.50% due 08/01/2048	95,659	108,393
5.00% due 02/01/2040	81,039	95,064
5.00% due 07/01/2041	100,789	117,531
5.00% due 02/01/2044	95,799	111,558
6.00% due 05/01/2031	3,067	3,619
6.50% due 09/01/2024	3,595	4,027
6.50% due 09/01/2025	1,215	1,361
6.50% due 11/01/2025	2,184	2,447
6.50% due 05/01/2026	5,675	6,358
6.50% due 11/01/2027	113	126
6.50% due 01/01/2032	2,728	3,057
7.00% due 05/01/2029	2,827	3,206
7.00% due 09/01/2029	4,115	4,176
7.00% due 01/01/2031	1,620	1,745
7.50% due 01/01/2031	4,572	4,975
Federal National Mtg. Assoc. REMIC VRS Series 2015-38, Class AS 2.33% due 06/25/2045(2)(3)(7)	167,516	9,517
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI
2.50% due 02/25/2028(3)(7)	202,861	10,646
Series 2017-54, Class IO
3.00% due 07/25/2032(3)(7)	220,192	18,414
Series 2016-62, Class IA
3.00% due 10/25/2040(3)(7)	173,821	6,837
Series 2016-92, Class A
3.00% due 04/25/2042(3)	39,686	40,391
Series 2016-100, Class DA
3.00% due 02/25/2043(3)	43,008	44,622
Series 2018-12, Class P
3.00% due 03/25/2046(3)	16,082	16,622
Series 2016-4, Class LI
3.50% due 02/25/2036(3)(7)	268,614	28,841
Series 2015-20, Class EH
3.50% due 11/25/2042(3)	200,000	214,391
Series 2017-66, Class C
3.50% due 08/25/2045(3)	60,000	64,547

Security Description	Principal Amount	Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2015-18, Class IA
4.50% due 04/25/2045(3)(7)	$231,544	$39,260
Series 2002-16, Class TM
7.00% due 04/25/2032(3)	48,493	57,082

		8,548,152

Government National Mtg. Assoc. — 1.4%
3.00% due 02/15/2043	111,420	121,417
3.00% due 07/20/2045	170,723	181,992
3.00% due 07/20/2046	49,065	52,281
3.00% due 08/20/2046	105,305	112,219
3.00% due 09/20/2046	129,475	137,982
3.00% due 12/20/2046	65,374	69,670
3.00% due 02/20/2047	78,739	83,820
3.00% due 08/20/2047	51,985	55,124
3.50% due 09/15/2042	84,987	92,377
3.50% due 05/15/2043	44,324	49,167
3.50% due 09/20/2045	92,157	103,137
3.50% due 06/20/2046	110,994	122,821
3.50% due 04/20/2047	96,918	103,971
3.50% due 05/20/2047	71,563	77,661
3.50% due 11/20/2047	74,040	79,596
3.50% due 02/20/2048	109,818	117,833
4.00% due 10/20/2044	100,216	110,312
4.00% due 07/20/2047	62,082	67,035
4.00% due 01/20/2048	192,971	212,653
4.50% due 05/15/2039	25,081	28,031
5.50% due 07/20/2033	47,479	54,181
6.00% due 07/20/2033	33,936	39,423
6.50% due 12/15/2023	4,031	4,477
6.50% due 03/20/2027	342	343
6.50% due 04/20/2027	4,986	5,221
7.00% due 12/15/2022	750	753
7.00% due 12/15/2023	614	646
7.00% due 04/15/2028	6,998	7,159
7.50% due 09/15/2030	3,441	3,574
7.50% due 01/15/2031	4,702	5,116
Government National Mtg. Assoc. REMIC VRS
Series 2013-57, Class IO
0.50% due 06/16/2054(2)(4)(7)	1,582,370	21,672
Series 2013-40, Class IO
0.64% due 06/16/2054(2)(4)(7)	820,545	19,851
Series 2014-135, Class IO
0.64% due 01/16/2056(2)(4)(7)	408,452	12,569
Series 2013-30, Class IO
0.68% due 09/16/2053(2)(4)(7)	1,008,355	23,380
Series 2013-97, Class IO
0.90% due 06/16/2045(2)(4)(7)	749,544	23,631
Government National Mtg. Assoc. REMIC
Series 2017-51, Class AH
2.60% due 05/16/2059(4)	77,993	82,354
Series 2017-190, Class AD
2.60% due 03/16/2060(4)	75,089	79,254
Series 2018-155, Class LM
3.50% due 11/20/2045(3)	70,000	73,559
Series 2017-87, Class IO
4.00% due 01/20/2046(3)(7)	111,311	8,438

16

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc. REMIC FRS Series 2013-110, Class SA 5.95% (6.10% - 1 ML) due 07/16/2043(3)(7)(8)	$215,477	$38,236

		2,482,936

Total U.S. Government Agencies (cost $14,799,042)		14,989,746

U.S. GOVERNMENT TREASURIES — 0.4%
United States Treasury Bonds — 0.3%
2.25% due 08/15/2046	250,000	285,371
3.00% due 11/15/2044	150,000	194,133

		479,504

United States Treasury Notes — 0.1%
2.13% due 12/31/2022	80,000	83,184
3.13% due 05/15/2021	100,000	101,094

		184,278

Total U.S. Government Treasuries (cost $595,782)		663,782

LOANS(9)(10)(11) — 0.4%
Computer Software — 0.3%
Ivanti Software, Inc. FRS BTL-B 5.75% (3ML+4.75%) due 12/01/2027	500,000	498,750

Pipelines — 0.1%
BCP Renaissance Parent LLC FRS BTL-B 4.50% (3 ML +3.50%) due 10/31/2024	243,664	235,014

Total Loans (cost $735,581)		733,764

ESCROWS AND LITIGATION TRUSTS — 0.0%
GenON Energy, Inc. Escrow Security 9.88 due 10/15/2020†(13)	500,000	0
Washington Mutual Bank Escrow Security 5.50% due 01/15/2013†(13)	125,000	0

Total Escrows and Litigation Trusts (cost $125,000)		0

Total Long-Term Investment Securities (cost $133,091,053)		167,960,330

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.09% due 04/08/2021 (cost $199,950)	200,000	199,961

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 12/31/2020, to be repurchased 01/04/2021 in the amount of $3,040,000 and collateralized by $3,100,800 of United States Treasury Notes, bearing interest at 0.13% due 12/31/2022 and having an approximate value of $3,100,800 (cost $3,040,000)	$3,040,000	$3,040,000

TOTAL INVESTMENTS (cost $136,331,003)(12)	99.6%	171,200,291
Other assets less liabilities	0.4	743,084

NET ASSETS	100.0%	$171,943,375

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $7,667,067 representing 4.5% of net assets.
(1)	Perpetual maturity—maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Collateralized Mortgage Obligation
(4)	Commercial Mortgage Backed Security
(5)	Company has filed for bankruptcy protection.
(6)	Security in default of interest.
(7)	Interest Only
(8)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at December 31, 2020.
(9)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(10)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(11)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(12)	See Note 6 for cost of investments on a tax basis.
(13)	Securities classified as Level 3 (see Note 2).

17

Anchor Series Trust SA PGI Asset Allocation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate trading of registered interest and principal of securities

TIPS — Treasury Inflated Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$100,651,211	$269,720	**	$—	$100,920,931
Exchange-Traded Funds	15,032,697	—		—	15,032,697
Preferred Securities/Capital Securities	—	256,188		—	256,188
Asset Backed Securities	—	4,490,014		—	4,490,014
U.S. Corporate Bonds & Notes	—	29,619,748		—	29,619,748
Foreign Corporate Bonds & Notes	—	1,253,460		—	1,253,460
U.S. Government Agencies	—	14,989,746		—	14,989,746
U.S. Government Treasuries	—	663,782		—	663,782
Loans	—	733,764		—	733,764
Escrows and Litigation Trusts	—	—		0	0
Short-Term Investment Securities	—	199,961		—	199,961
Repurchase Agreements	—	3,040,000		—	3,040,000

Total Investments at Value	$115,683,908	$55,516,383		$0	$171,200,291

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no Level 3 transfers during the reporting period.

See Notes to Financial Statements

18

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

E-Commerce/Products	10.0%
Computers	9.1
Internet Content-Entertainment	7.7
Enterprise Software/Service	5.9
E-Commerce/Services	5.1
Electronic Components-Semiconductors	4.7
Retail-Restaurants	4.2
Commercial Services-Finance	4.1
Medical-Biomedical/Gene	3.3
Diagnostic Equipment	3.0
Retail-Apparel/Shoe	2.7
Dental Supplies & Equipment	2.6
Internet Gambling	2.5
Retail-Major Department Stores	2.4
Drug Delivery Systems	2.3
Data Processing/Management	2.1
Repurchase Agreements	2.0
Computer Software	2.0
Commercial Services	1.9
Beverages-Non-alcoholic	1.8
Brewery	1.8
Medical-Drugs	1.6
Schools	1.5
Communications Software	1.4
Medical Instruments	1.4
Computer Services	1.3
Building-Mobile Home/Manufactured Housing	1.2
Racetracks	1.2
Medical Products	1.2
Electronic Measurement Instruments	1.1
Distribution/Wholesale	1.0
Patient Monitoring Equipment	1.0
Transport-Services	1.0
Healthcare Safety Devices	0.9
Private Equity	0.8
Veterinary Diagnostics	0.8
Web Hosting/Design	0.7
Recreational Vehicles	0.7
Semiconductor Equipment	0.5
Athletic Equipment	0.5
Exchange-Traded Funds	0.4

101.4%

*	Calculated as a percentage of net assets

19

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 98.8%
Athletic Equipment — 0.5%
Peloton Interactive, Inc., Class A†	57,015	$8,650,316

Beverages-Non-alcoholic — 1.8%
Monster Beverage Corp.†	373,444	34,536,101

Brewery — 1.8%
Constellation Brands, Inc., Class A	151,950	33,284,647

Building-Mobile Home/Manufactured Housing — 1.2%
Thor Industries, Inc.	251,072	23,347,185

Commercial Services — 1.9%
CoStar Group, Inc.†	37,544	34,701,168

Commercial Services-Finance — 4.1%
Multiplan Corp.	1,859,935	14,860,881
Square, Inc., Class A†	286,385	62,328,831

		77,189,712

Communications Software — 1.4%
RingCentral, Inc., Class A†	71,269	27,008,813

Computer Services — 1.3%
Leidos Holdings, Inc.	232,618	24,452,804

Computer Software — 2.0%
Splunk, Inc.†	219,987	37,373,591

Computers — 9.1%
Apple, Inc.	1,281,152	169,996,059

Data Processing/Management — 2.1%
Fair Isaac Corp.†	78,477	40,104,886

Dental Supplies & Equipment — 2.6%
Align Technology, Inc.†	90,087	48,140,691

Diagnostic Equipment — 3.0%
Danaher Corp.	118,504	26,324,478
Thermo Fisher Scientific, Inc.	64,224	29,914,255

		56,238,733

Distribution/Wholesale — 1.0%
Copart, Inc.†	150,515	19,153,034

Drug Delivery Systems — 2.3%
DexCom, Inc.†	117,017	43,263,525

E-Commerce/Products — 9.8%
Amazon.com, Inc.†	56,402	183,697,366

E-Commerce/Services — 5.1%
Airbnb, Inc., Class B Lock-Up Shares†(4)	92,982	12,766,315
Booking Holdings, Inc.†	21,300	47,440,851
Match Group, Inc.†	236,712	35,788,487

		95,995,653

Electronic Components-Semiconductors — 4.7%
Advanced Micro Devices, Inc.†	652,003	59,795,195
Marvell Technology Group, Ltd.	583,242	27,727,325

		87,522,520

Electronic Measurement Instruments — 1.1%
Fortive Corp.	241,913	17,132,279
Vontier Corp.†	76,378	2,551,025

		19,683,304

Enterprise Software/Service — 5.9%
Guidewire Software, Inc.†	205,849	26,498,942

Security Description	Shares	Value (Note 2)
Enterprise Software/Service (continued)
Paycom Software, Inc.†	58,417	$26,419,088
Workday, Inc., Class A†	238,125	57,057,131

		109,975,161

Healthcare Safety Devices — 0.9%
Tandem Diabetes Care, Inc.†	173,660	16,615,789

Internet Content-Entertainment — 7.7%
Facebook, Inc., Class A†	143,333	39,152,842
Snap, Inc., Class A†	925,358	46,332,675
Spotify Technology SA†	90,354	28,430,790
Twitter, Inc.†	557,467	30,186,838

		144,103,145

Internet Gambling — 2.5%
DraftKings, Inc., Class A†	1,015,515	47,282,378

Medical Instruments — 1.4%
Intuitive Surgical, Inc.†	31,797	26,013,126

Medical Products — 1.2%
ABIOMED, Inc.†	66,655	21,609,551

Medical-Biomedical/Gene — 3.3%
Ascendis Pharma A/S ADR†	53,159	8,865,858
Exact Sciences Corp.†	349,350	46,285,382
Kodiak Sciences, Inc.†	46,275	6,798,260

		61,949,500

Medical-Drugs — 1.6%
AstraZeneca PLC ADR	263,058	13,150,270
Galapagos NV†	132,284	13,005,951
Galapagos NV ADR†	9,300	920,514
Reata Pharmaceuticals, Inc., Class A†	31,178	3,854,224

		30,930,959

Patient Monitoring Equipment — 1.0%
Insulet Corp.†	74,243	18,978,738

Private Equity — 0.8%
Blackstone Group, Inc., Class A	244,139	15,822,649

Racetracks — 1.2%
Penn National Gaming, Inc.†	253,467	21,891,945

Recreational Vehicles — 0.7%
Polaris, Inc.	142,258	13,554,342

Retail-Apparel/Shoe — 2.7%
Lululemon Athletica, Inc.†	60,120	20,923,564
Ross Stores, Inc.	246,694	30,296,490

		51,220,054

Retail-Major Department Stores — 2.4%
TJX Cos., Inc.	669,492	45,719,609

Retail-Restaurants — 4.2%
McDonald’s Corp.	229,853	49,321,857
Starbucks Corp.	279,145	29,862,932

		79,184,789

Schools — 1.5%
2U, Inc.†	221,931	8,879,460
Chegg, Inc.†	213,016	19,241,735

		28,121,195

Semiconductor Equipment — 0.5%
MKS Instruments, Inc.	59,643	8,973,289

20

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS (continued)
Transport-Services — 1.0%
FedEx Corp.	68,572	$17,802,663

Veterinary Diagnostics — 0.8%
Elanco Animal Health, Inc.†	510,871	15,668,413

Web Hosting/Design — 0.7%
GoDaddy, Inc., Class A†	164,880	13,676,796

Total Common Stocks (cost $1,295,910,204)		1,853,434,199

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Advertising Services — 0.0%
Nanigans, Inc., Series B†(1)(4)	126,818	0

Applications Software — 0.0%
Magic Leap, Inc., Series C†(1)(4)	93,690	647,553

E-Commerce/Products — 0.2%
One Kings Lane Inc., Escrow†(1)	291,563	46,650
The Honest Co., Inc., Series C†(1)(4)	97,634	3,477,723

		3,524,373

Total Convertible Preferred Securities (cost $6,257,227)		4,171,926

EXCHANGE-TRADED FUNDS — 0.4%
iShares Russell 1000 Growth ETF (cost $7,348,894)	31,636	7,628,705

Total Long-Term Investment Securities (cost $1,309,516,325)		1,865,234,830

REPURCHASE AGREEMENTS — 2.0%
Bank of America Securities LLC Joint Repurchase Agreement(2)	$8,120,000	8,120,000
Barclays Capital, Inc. Joint Repurchase Agreement(2)	6,430,000	6,430,000
BNP Paribas SA Joint Repurchase Agreement(2)	6,430,000	6,430,000

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Deutsche Bank AG Joint Repurchase Agreement(2)	$8,230,000	$8,230,000
RBS Securities, Inc. Joint Repurchase Agreement(2)	8,210,000	8,210,000

Total Repurchase Agreements (cost $37,420,000)		37,420,000

TOTAL INVESTMENTS (cost $1,346,936,325)(3)	101.4%	1,902,654,830
Liabilities in excess of other assets	(1.4)	(26,851,601)

NET ASSETS	100.0%	$1,875,803,229

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 6 for cost of investments on a tax basis.
(4)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2020, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Airbnb, Inc., Class B Lock-up Shares	12/10/2020	92,982	$4,328,052	$12,766,315	$137.30	0.68%
Convertible Preferred Securities
The Honest Co., Inc., Series C	08/20/2014	97,634	2,641,712	3,477,723	35.62	0.19
Magic Leap, Inc., Series C	12/28/2015	93,690	2,157,962	647,553	6.91	0.03
Nanigans, Inc., Series B	03/16/2015	126,818	1,384,662	0	0.00	0.00

				$16,891,591		0.90%

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund

21

Anchor Series Trust SA Wellington Capital Appreciation Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
E-Commerce/Services	$83,229,338	$12,766,315	$—	$95,995,653
Other Industries	1,757,438,546	—	—	1,757,438,546
Convertible Preferred Securities	—	—	4,171,926	4,171,926
Exchange-Traded Funds	7,628,705	—	—	7,628,705
Repurchase Agreements	—	37,420,000	—	37,420,000

Total Investments at Value	$1,848,296,589	$50,186,315	$4,171,926	$1,902,654,830

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks		Convertible Preferred Securities
Balance as of 12/31/2019. . . . . . . . .	$4,922,424		$11,276,400
Accrued discounts	—		—
Accrued premiums	—		—
Realized Gain	2,721,446		—
Realized Loss . . . . . . . . . . . . . . . . . .	—		—
Change in unrealized appreciation(1) .	15,912,181		7,407,367
Change in unrealized depreciation(1) .	—		(1,745,526)
Net Purchases	—		—
Net Sales . . . . . . . . . . . . . . . . . . . . .	(3,678,923)		—
Transfers into Level 3 . . . . . . . . . . . .	—		—
Transfers out of Level 3	(19,877,128	)(2)	(12,766,315	)(3)

Balance as of 12/31/2020 . . . . . . . . .	$—		$4,171,926

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at December 31, 2020 includes:

Common Stocks	Convertible Preferred Securities
$—	$(1,483,867)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at December 31, 2020.

(2)	Common Stocks were converted to Common Stocks and Warrants upon the Company’s public listing. Securities are now valued using Level 1 inputs.
(3)	Preferred Securities were converted to Common Stocks upon the Company’s public listings. Securities are now valued using Level 2 inputs.

At the end of the reporting period, Level 3 investments in securities were not considered material portion of the portfolio.

See Notes to Financial Statements

22

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

United States Treasury Notes	25.8%
Repurchase Agreements	15.6
Federal National Mtg. Assoc.	12.4
United States Treasury Bonds	9.4
Uniform Mtg. Backed Securities	8.7
Government National Mtg. Assoc.	6.6
Diversified Financial Services	5.6
Diversified Banking Institutions	5.0
Federal Home Loan Mtg. Corp.	4.2
Banks-Commercial	3.6
Municipal Bonds & Notes	2.4
Electric-Integrated	1.8
Medical-Hospitals	1.4
Banks-Super Regional	0.9
Insurance-Life/Health	0.8
Sovereign	0.7
Insurance-Multi-line	0.7
Banks-Fiduciary	0.7
Gas-Distribution	0.7
Cable/Satellite TV	0.6
Electric-Distribution	0.6
Computer Services	0.4
Insurance-Mutual	0.4
Apparel Manufacturers	0.4
Real Estate Investment Trusts	0.4
Medical-Drugs	0.3
E-Commerce/Products	0.3
Enterprise Software/Service	0.3
Medical Labs & Testing Services	0.3
Internet Content-Information/News	0.2
Medical-HMO	0.2
Cellular Telecom	0.2
Schools	0.2
Tobacco	0.2
Computers	0.2
Telephone-Integrated	0.2
Auto-Cars/Light Trucks	0.2
Investment Companies	0.2
Oil Companies-Integrated	0.2
Rental Auto/Equipment	0.1
Brewery	0.1
Building Societies	0.1
Beverages-Non-alcoholic	0.1
Multimedia	0.1
Beverages-Wine/Spirits	0.1

113.6%

Credit Quality†#

Aaa	72.3%
Aa	4.5
A	15.6
Baa	2.5
Not Rated@	5.1

100.0%

†	Source: Moody’s
#	Calculated as a percentage of total debt issues
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
*	Calculated as a percentage of net assets

23

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES — 5.6%
Diversified Financial Services — 5.6%
Aaset Trust Series 2019-1, Class A 3.84% due 05/15/2039*	$789,503	$745,601
Ajax Mtg. Loan Trust VRS Series 2017-B, Class A 3.16% due 09/25/2056*(1)	3,268,963	3,276,696
Angel Oak Mtg. Trust I LLC VRS Series 2019-6, Class A1 2.62% due 11/25/2059*(1)(2)	904,236	916,999
Angel Oak Mtg. Trust I LLC VRS Series 2019-4, Class A1 2.99% due 07/26/2049*(1)(2)	930,687	939,438
Angel Oak Mtg. Trust I LLC VRS Series 2019-2, Class A1 3.63% due 03/25/2049*(1)(2)	798,341	816,507
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(1)(2)	1,461,911	1,490,451
ARI Fleet Lease Trust Series 2018-A, Class A2 2.55% due 10/15/2026*	27,398	27,420
ARI Fleet Lease Trust Series 2018-B, Class A2 3.22% due 08/16/2027*	546,610	550,941
Bayview Koitere Fund Trust VRS Series 2017-RT4, Class A 3.50% due 07/28/2057*(1)	1,384,790	1,433,504
Benefit Street Partners, Ltd. FRS Series 2016-9A, Class AR 1.33% (3 ML+1.11%) due 07/20/2031*(3)	795,000	792,807
BFLD Trust FRS Series 2020-OBRK, Class A 2.21% (1 ML + 2.05%) due 11/15/2028*(4)	740,000	739,999
Canadian Pacer Auto Receivables Trust Series 2018-2A, Class A3 3.27% due 12/19/2022*	141,215	142,993
Castlelake Aircraft Structured Trust Series 2019-1A, Class A 3.97% due 04/15/2039*	1,041,246	990,219
CF Hippolyta LLC Series 2020-1, Class A1 1.69% due 07/15/2060*	3,092,187	3,149,749
Chesapeake Funding II LLC Series 2020-1A, Class A1 0.87% due 08/16/2032*	1,590,628	1,598,517
Chesapeake Funding II LLC Series 2017-2A, Class A1 1.99% due 05/15/2029*	109,700	109,796
Chesapeake Funding II LLC Series 2017-4A, Class A1 2.12% due 11/15/2029*	969,726	975,268
Chesapeake Funding II LLC Series 2018-2A, Class A1 3.23% due 08/15/2030*	863,082	882,296
Cloud Pass-Through Trust VRS Series 2019-1A, Class CLOU 3.55% due 12/05/2022*(1)	543,288	549,920
COLT Mtg. Loan Trust VRS Series 2020-1, Class A1 2.49% due 02/25/2050*(1)(2)	1,560,344	1,577,929

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
COLT Mtg. Loan Trust VRS Series 2019-2, Class A1 3.34% due 05/25/2049*(1)(2)	$281,112	$282,792
Columbia Cent, Ltd. FRS Series 2018-27A, Class A1 1.36% (3 ML+1.15%) due 10/25/2028*(3)	1,820,000	1,816,196
COMM Mtg. Trust Series 2012-CR2, Class A4 3.15% due 08/15/2045(4)	1,020,000	1,052,753
Credit Acceptance Auto Loan Trust Series 2020-3A, Class A 1.24% due 10/15/2029*	5,205,000	5,262,766
Deephaven Residential Mtg. Trust VRS Series 2017-3A, Class A1 2.58% due 10/25/2047*(1)(2)	134,882	136,361
Deephaven Residential Mtg. Trust VRS Series 2018-1A, Class A1 2.98% due 12/25/2057*(1)(2)	343,347	344,086
Deephaven Residential Mtg. Trust VRS Series 2019-2A, Class A1 3.56% due 04/25/2059*(1)(2)	307,259	309,226
Enterprise Fleet Financing LLC Series 2019-3, Class A2 2.06% due 05/20/2025*	1,261,945	1,283,169
Enterprise Fleet Financing LLC Series 2018-1, Class A2 2.87% due 10/20/2023*	179,778	180,520
Enterprise Fleet Financing LLC Series 2018-3, Class A2 3.38% due 05/20/2024*	918,701	929,591
Exeter Automobile Receivables Trust Series 2019-4A, Class A 2.18% due 01/17/2023*	193,719	194,120
GreatAmerica Leasing Receivables Funding LLC Series 2018-1, Class A4 2.83% due 06/17/2024*	784,949	794,318
Hertz Fleet Lease Funding LP Series 2019-1, Class A2 2.70% due 01/10/2033*	1,956,904	1,986,011
Horizon Aircraft Finance, Ltd. Series 2019-2, Class A 3.43% due 11/15/2039*	782,275	755,884
Horizon Aircraft Finance, Ltd. Series 2019-1, Class A 3.72% due 07/15/2039*	450,312	434,420
MACH 1, Ltd. Series 2019-1, Class A 3.47% due 10/15/2039*	492,466	475,744
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 0.99% (3 ML+0.75%) due 04/15/2029*(3)	8,000,000	7,923,968
Madison Park Funding, Ltd. FRS Series 2013-11A, Class AR 1.37% (3 ML+1.16%) due 07/23/2029*(3)	4,300,000	4,293,666
Magnetite, Ltd. FRS Series 2012-7A, Class A1R2 1.04% (3 ML+0.80%) due 01/15/2028*(3)	5,535,000	5,491,639
Magnetite, Ltd. FRS Series 2016-18A, Class AR 1.30% (3 ML+1.08%) due 11/15/2028*(3)	2,878,000	2,874,664

24

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Master Credit Card Trust FRS Series 2017-3, Class A 0.64% (1 ML+0.49%) due 07/21/2024*	$4,730,000	$4,740,269
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(1)	983,540	1,035,814
Mill City Mtg. Loan Trust VRS Series 2016-1, Class A1 2.50% due 04/25/2057*(1)	229,038	231,374
Mill City Mtg. Loan Trust VRS Series 2017-3, Class A1 2.75% due 01/25/2061*(1)	1,009,402	1,035,433
MMAF Equipment Finance LLC Series 2017-B, Class A3 2.21% due 10/17/2022*	352,523	354,103
MMAF Equipment Finance LLC Series 2019-B, Class A5 2.29% due 11/12/2041*	2,960,000	3,141,389
OneMain Direct Auto Receivables Trust Series 2018-1A, Class A 3.43% due 12/16/2024*	2,270,028	2,292,437
Santander Retail Auto Lease Trust Series 2019-A, Class A2 2.72% due 01/20/2022*	184,583	184,943
Securitized Term Auto Receivables Trust Series 2018-2A, Class A 3 3.33% due 08/25/2022*	2,740,734	2,766,215
SFAVE Commercial Mtg. Securities Trust VRS Series 2015-5AVE, Class A2B 4.14% due 01/05/2043*(1)(4)	2,340,000	2,210,889
SoFi Consumer Loan Program Trust Series 2020-1, Class A 2.02% due 01/25/2029*	1,318,082	1,331,881
SoFi Consumer Loan Program Trust Series 2018-4, Class A 3.54% due 11/26/2027*	274,063	275,088
Sound Point, Ltd. FRS Series 2013-2RA, Class A1 1.23% (3 ML+0.95%) due 04/15/2029*(3)	4,700,000	4,664,684
Springleaf Funding Trust Series 2015-BA, Class A 3.48% due 05/15/2028*	435,916	436,416
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*	547,024	532,159
STARR III Series 2019-2, Class A 3.54% due 11/15/2044*	41,640	40,508
Thacher Park, Ltd. FRS Series 2014-1A, Class AR 1.38% (3 ML+1.16%) due 10/20/2026*(3)	848,258	847,253
Towd Point Mtg. Trust VRS Series 2016-3, Class A1 2.25% due 04/25/2056*(1)	565,388	570,752
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(1)	1,669,501	1,729,978

Security Description	Principal Amount	Value (Note 2)
Diversified Financial Services (continued)
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(1)	$845,239	$878,421
Treman Park, Ltd. FRS Series 2015-1A, Class ARR 1.29% (3 ML+1.07%) due 10/20/2028*(3)	5,995,000	5,987,698
Utility Debt Securitization Authority Series 2013-T, Class T4 3.44% due 12/15/2025	1,695,000	1,776,885
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2 3.19% due 07/15/2044*	779,467	815,743
Vantage Data Centers LLC Series 2020-1A, Class A2 1.65% due 09/15/2045*	3,280,000	3,302,479
Verus Securitization Trust VRS Series 2019-2, Class A1 3.21% due 05/25/2059*(1)(2)	920,490	927,597
Westlake Automobile Receivables Trust Series 2019-3A, Class A2 2.15% due 02/15/2023*	891,761	897,132

Total Asset Backed Securities (cost $101,193,220)		101,536,484

U.S. CORPORATE BONDS & NOTES — 14.8%
Apparel Manufacturers — 0.4%
VF Corp. Senior Notes 2.80% due 04/23/2027	995,000	1,088,345
VF Corp. Senior Notes 2.95% due 04/23/2030	5,740,000	6,351,041

		7,439,386

Auto-Cars/Light Trucks — 0.2%
Daimler Finance North America LLC Company Guar. Notes 2.30% due 02/12/2021*	2,910,000	2,915,869

Banks-Commercial — 0.5%
PNC Bank NA Senior Notes 3.30% due 10/30/2024	865,000	952,978
Truist Financial Corp. Senior Notes 2.20% due 03/16/2023	4,700,000	4,878,862
Truist Financial Corp. Senior Notes 3.20% due 09/03/2021	3,580,000	3,642,213

		9,474,053

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	2,250,000	2,356,960
National Securities Clearing Corp. Senior Notes 0.75% due 12/07/2025*	8,905,000	8,927,791
State Street Corp. Senior Notes 2.65% due 05/15/2023	1,495,000	1,541,731

		12,826,482

25

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Banks-Super Regional — 0.9%
PNC Financial Services Group, Inc. Senior Notes 2.55% due 01/22/2030	$3,330,000	$3,648,229
US Bancorp Sub. Notes 7.50% due 06/01/2026	400,000	528,654
Wells Fargo & Co. Senior Notes 2.50% due 03/04/2021	3,000,000	3,010,146
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	2,760,000	2,928,537
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	1,780,000	1,972,185
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	735,000	755,978
Wells Fargo & Co. Sub. Notes 3.45% due 02/13/2023	1,770,000	1,875,752
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	585,000	750,391

		15,469,872

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 3.88% due 03/19/2060	865,000	1,158,903

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	1,725,000	2,182,817

Cable/Satellite TV — 0.6%
Comcast Corp. Company Guar. Notes 2.65% due 08/15/2062	850,000	850,942
Comcast Corp. Company Guar. Notes 3.00% due 02/01/2024	2,695,000	2,899,131
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	2,535,000	2,912,411
Comcast Corp. Company Guar. Notes 3.97% due 11/01/2047	1,524,000	1,910,975
Comcast Corp. Company Guar. Notes 4.25% due 01/15/2033	200,000	251,012
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	1,300,000	1,713,174
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	939,000	1,286,858

		11,824,503

Cellular Telecom — 0.2%
Crown Castle Towers LLC Mtg. Notes 3.22% due 05/15/2042*	3,550,000	3,587,767

Security Description	Principal Amount	Value (Note 2)
Computer Services — 0.4%
International Business Machines Corp. Senior Notes 1.95% due 05/15/2030	$3,300,000	$3,401,374
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	3,775,000	4,367,960

		7,769,334

Computers — 0.2%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	1,050,000	1,178,324
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,815,000	1,998,676

		3,177,000

Cosmetics & Toiletries — 0.0%
Estee Lauder Cos., Inc. Senior Notes 2.38% due 12/01/2029	530,000	572,919

Diversified Banking Institutions — 2.4%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	1,547,000	1,628,233
Bank of America Corp. Senior Notes 3.19% due 07/23/2030	5,015,000	5,620,260
Bank of America Corp. Senior Notes 3.59% due 07/21/2028	2,245,000	2,550,365
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	2,645,000	3,115,366
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	2,200,000	2,438,334
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	2,075,000	2,273,008
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	2,565,000	2,968,783
JPMorgan Chase & Co. Senior Notes 4.45% due 12/05/2029	6,700,000	8,174,700
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	1,080,000	1,607,612
Morgan Stanley Senior Notes 3.63% due 01/20/2027	4,975,000	5,697,449
Morgan Stanley Senior Notes 3.88% due 04/29/2024	6,125,000	6,785,383

		42,859,493

Electric-Distribution — 0.4%
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	3,646,000	4,076,855
Oglethorpe Power Corp. 1st Mtg. Notes 5.25% due 09/01/2050	2,660,000	3,289,631

		7,366,486

26

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Electric-Integrated — 1.8%
Evergy Metro, Inc. 1st Mtg. Bonds 2.25% due 06/01/2030	$1,025,000	$1,085,953
Florida Power & Light Co. 1st Mtg. Notes 2.85% due 04/01/2025	3,815,000	4,151,683
Florida Power & Light Co. 1st Mtg. Notes 4.05% due 10/01/2044	2,000,000	2,565,540
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	1,905,000	2,279,729
Georgia Power Co. Senior Notes 4.30% due 03/15/2042	455,000	577,793
Georgia Power Co. Senior Notes 4.75% due 09/01/2040	625,000	820,924
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	3,820,000	3,937,099
San Diego Gas & Electric Co. Senior Sec. N otes 1.70% due 10/01/2030	5,645,000	5,709,531
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	1,052,000	1,311,969
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.60% due 06/15/2043	265,000	355,515
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	176,000	277,360
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.45% due 02/01/2041	1,195,000	1,715,619
South Carolina Electric & Gas Co. 1st Mtg. Bonds 6.05% due 01/15/2038	2,400,000	3,565,892
Southern California Edison Co. 1st Mtg. Notes 2.40% due 02/01/2022	885,000	899,912
Southern California Edison Co. 1st Mtg. Notes 3.70% due 08/01/2025	430,000	482,398
Westar Energy, Inc. 1st Mtg. Notes 3.25% due 09/01/2049	3,200,000	3,587,891

		33,324,808

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 3.60% due 04/01/2050	3,810,000	4,438,968
Oracle Corp. Senior Notes 3.85% due 04/01/2060	910,000	1,119,040

		5,558,008

Gas-Distribution — 0.7%
Boston Gas Co. Senior Notes 3.00% due 08/01/2029*	995,000	1,098,333

Security Description	Principal Amount	Value (Note 2)
Gas-Distribution (continued)
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	$1,655,000	$1,837,427
Brooklyn Union Gas Co. Senior Notes 3.41% due 03/10/2026*	1,170,000	1,306,526
KeySpan Gas East Corp. Notes 2.74% due 08/15/2026*	3,525,000	3,871,318
Southern California Gas Co. 1st Mtg. Notes 2.60% due 06/15/2026	3,610,000	3,921,535

		12,035,139

Insurance-Life/Health — 0.6%
Equitable Financial Life Global Funding Senior Sec. Notes 1.40% due 08/27/2027*	3,405,000	3,426,008
Nationwide Financial Services, Inc. Company Guar. Notes 3.90% due 11/30/2049*	2,035,000	2,266,358
Principal Life Global Funding II Sec. Notes 2.50% due 09/16/2029*	4,000,000	4,322,102

		10,014,468

Insurance-Multi-line — 0.7%
Guardian Life Global Funding Senior Sec. Notes 2.00% due 04/26/2021*	1,140,000	1,146,238
Metropolitan Life Global Funding I Sec. Notes 1.95% due 09/15/2021*	6,000,000	6,071,049
Metropolitan Life Global Funding I Sec. Notes 2.65% due 04/08/2022*	965,000	993,522
Metropolitan Life Global Funding I Sec. Notes 3.45% due 12/18/2026*	1,330,000	1,517,392
Nationwide Mutual Insurance Co. Sub. Bonds 4.35% due 04/30/2050*	3,145,000	3,694,501

		13,422,702

Insurance-Mutual — 0.4%
Massachusetts Mutual Life Insurance Co. Sub. Bonds 3.38% due 04/15/2050*	2,000,000	2,184,824
New York Life Global Funding Sec. Notes 2.90% due 01/17/2024*	4,655,000	4,993,851
Northwestern Mutual Life Insurance Co. Sub. Notes 3.63% due 09/30/2059*	294,000	341,598

		7,520,273

Medical Labs & Testing Services — 0.3%
Roche Holdings, Inc. Company Guar. Notes 2.38% due 01/28/2027*	5,080,000	5,495,232

27

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. CORPORATE BONDS & NOTES (continued)
Medical-Drugs — 0.2%
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	$3,700,000	$4,058,924

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	1,155,000	1,225,095
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	1,165,000	1,327,327
UnitedHealth Group, Inc. Senior Notes 4.25% due 06/15/2048	825,000	1,101,655

		3,654,077

Medical-Hospitals — 1.4%
Ascension Health Senior Notes 2.53% due 11/15/2029	1,625,000	1,780,356
Bon Secours Mercy Health, Inc. Sec. Notes 2.10% due 06/01/2031	840,000	862,709
Children’s National Medical Center Notes 2.93% due 07/15/2050	1,890,000	1,892,787
CommonSpirit Health Senior Sec. Notes 3.82% due 10/01/2049	4,000,000	4,523,907
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	695,000	783,022
Dignity Health Sec. Notes 3.81% due 11/01/2024	1,242,000	1,352,526
Memorial Sloan-Kettering Cancer Center Bonds 2.96% due 01/01/2050	1,130,000	1,202,415
Mercy Health Sec. Notes 3.56% due 08/01/2027	2,700,000	2,985,460
Mercy Health Senior Sec. Notes 4.30% due 07/01/2028	2,645,000	3,030,422
PeaceHealth Obligated Group Senior Notes 1.38% due 11/15/2025	1,245,000	1,270,742
Stanford Health Care Notes 3.31% due 08/15/2030	2,830,000	3,223,001
Sutter Health Notes 1.32% due 08/15/2025	775,000	788,056
Sutter Health Notes 2.29% due 08/15/2030	1,740,000	1,809,222

		25,504,625

Multimedia — 0.1%
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	826,000	1,081,662

Security Description	Principal Amount	Value (Note 2)
Oil Companies-Integrated — 0.1%
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	$845,000	$922,979

Real Estate Investment Trusts — 0.2%
SBA Tower Trust Notes 1.88% due 07/15/2050*	810,000	833,671
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	1,030,000	1,096,589
SBA Tower Trust Mtg. Notes 3.45% due 03/15/2048*	1,495,000	1,585,392

		3,515,652

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	1,985,000	2,526,555

Schools — 0.2%
President & Fellows of Harvard College Notes 2.52% due 10/15/2050	885,000	943,175
Stanford University Notes 6.88% due 02/01/2024	1,970,000	2,329,420

		3,272,595

Special Purpose Entity — 0.0%
Postal Square LP Government Guar. Notes 8.95% due 06/15/2022	663,250	715,708

Telephone-Integrated — 0.2%
Verizon Communications, Inc. Senior Notes 4.00% due 03/22/2050	470,000	568,726
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	2,000,000	2,495,860

		3,064,586

Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	3,000,000	3,266,941

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	500,000	675,373

Transport-Services — 0.0%
Federal Express Corp. Pass-Through Certs. Series 981A, Class A 6.72% due 07/15/2023	540,430	550,976

Total U.S. Corporate Bonds & Notes (cost $246,256,717)		268,806,167

28

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES — 7.2%
Banks-Commercial — 3.1%
Bank of Montreal Notes 2.50% due 01/11/2022*	$4,000,000	$4,092,431
Canadian Imperial Bank of Commerce FRS Senior Notes 0.94% (3 ML+0.72%) due 06/16/2022	2,845,000	2,868,795
Canadian Imperial Bank of Commerce Notes 3.15% due 06/27/2021*	7,200,000	7,300,626
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	860,000	878,840
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	1,350,000	1,454,657
DNB Bank ASA Senior Notes 2.38% due 06/02/2021*	5,800,000	5,852,177
DNB Boligkreditt AS Bonds 2.50% due 03/28/2022*	1,780,000	1,827,206
ING Groep NV Senior Notes 3.95% due 03/29/2027	2,045,000	2,365,620
National Australia Bank, Ltd. Bonds 2.40% due 12/07/2021*	8,200,000	8,361,460
NBK SPC, Ltd. Company Guar. Notes 2.75% due 05/30/2022*	7,345,000	7,535,309
Standard Chartered PLC Senior Notes 2.74% due 09/10/2022*	4,805,000	4,873,246
Swedbank AB Senior Notes 2.65% due 03/10/2021*	5,000,000	5,020,970
Toronto-Dominion Bank Notes 2.50% due 01/18/2023*	4,000,000	4,089,357

		56,520,694

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.00% due 04/29/2030	965,000	1,006,311

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.62% due 04/26/2023*	1,180,000	1,225,687

Diversified Banking Institutions — 2.6%
Bank of Nova Scotia Senior Notes 2.70% due 08/03/2026	6,570,000	7,243,738
BNP Paribas SA Senior Notes 2.82% due 11/19/2025*	1,905,000	2,030,583
BNP Paribas SA Senior Notes 2.95% due 05/23/2022*	390,000	403,878
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*	2,025,000	2,216,054

Security Description	Principal Amount	Value (Note 2)
Diversified Banking Institutions (continued)
Credit Agricole SA Senior Notes 3.25% due 10/04/2024*	$5,165,000	$5,602,875
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	1,175,000	1,261,338
Credit Suisse Group AG FRS Senior Notes 1.46% (3 ML+1.24%) due 06/12/2024*	3,725,000	3,777,798
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	2,655,000	3,007,056
HSBC Holdings PLC Senior Notes 1.59% due 05/24/2027	4,815,000	4,896,456
HSBC Holdings PLC Senior Notes 3.60% due 05/25/2023	7,310,000	7,862,726
HSBC Holdings PLC Senior Notes 4.95% due 03/31/2030	670,000	839,910
Macquarie Group, Ltd. Senior Notes 4.15% due 03/27/2024*	4,745,000	5,098,527
Societe Generale SA Senior Notes 3.25% due 01/12/2022*	1,355,000	1,392,076
UBS Group AG Senior Notes 3.13% due 08/13/2030*	1,475,000	1,650,251

		47,283,266

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 3.40% due 12/06/2027	5,275,000	5,905,370

Insurance-Life/Health — 0.2%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	1,225,000	1,373,000
Prudential PLC Senior Notes 3.13% due 04/14/2030	2,460,000	2,788,988

		4,161,988

Internet Content-Information/News — 0.2%
Tencent Holdings, Ltd. Senior Notes 3.60% due 01/19/2028*	2,240,000	2,472,806
Tencent Holdings, Ltd. Senior Notes 3.98% due 04/11/2029*	1,255,000	1,429,924

		3,902,730

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.50% due 10/06/2070*	2,650,000	2,669,489

Medical-Drugs — 0.1%
AstraZeneca PLC Senior Notes 4.00% due 01/17/2029	1,950,000	2,323,544

29

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.0%
BG Energy Capital PLC Company Guar. Notes 4.00% due 10/15/2021*	$670,000	$687,865

Oil Companies-Integrated — 0.1%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	1,000,000	1,108,429
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	211,000	220,165

		1,328,594

Real Estate Investment Trusts — 0.2%
Scentre Group Trust Company Guar. Notes 3.63% due 01/28/2026*	3,282,000	3,634,756

Total Foreign Corporate Bonds & Notes (cost $124,019,251)		130,650,294

FOREIGN GOVERNMENT OBLIGATIONS — 0.9%
Electric-Distribution — 0.2%
Hydro-Quebec Government Guar. Notes Series HY 8.40% due 01/15/2022	3,000,000	3,240,213

Sovereign — 0.7%
Kingdom of Saudi Arabia Senior Notes 2.38% due 10/26/2021*	1,775,000	1,801,454
Kingdom of Saudi Arabia Senior Notes 2.88% due 03/04/2023*	2,110,000	2,208,748
State of Qatar Senior Bonds 2.38% due 06/02/2021*	6,060,000	6,108,480
State of Qatar Senior Notes 3.88% due 04/23/2023*	3,335,000	3,584,458

		13,703,140

Total Foreign Government Obligations (cost $15,995,164)		16,943,353

MUNICIPAL BONDS & NOTES — 2.4%
Atlanta Downtown Development Authority Revenue Bonds 6.88% due 02/01/2021	705,000	708,398
Bay Area Toll Authority Revenue Bonds Series S-1 7.04% due 04/01/2050	430,000	787,175
California State University Revenue Bonds Series E 2.90% due 11/01/2051	1,560,000	1,585,958
Chicago Transit Authority Revenue Bonds Series B 6.30% due 12/01/2021	60,000	62,944
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	2,385,000	3,448,615

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/2040	$145,000	$209,664
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 2.91% due 02/01/2048	515,000	542,774
City of San Antonio, Texas Electric & Gas Systems Revenue Bonds 5.99% due 02/01/2039	885,000	1,338,288
County of Broward, Florida Airport System Revenue Bonds Series C 3.48% due 10/01/2043	435,000	453,718
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	375,000	393,364
Florida State Board of Administration Finance Corp. Revenue Bonds Series A 1.71% due 07/01/2027	2,895,000	3,004,981
Foothill-Eastern Transportation Corridor Agency Revenue Bonds Series A 3.92% due 01/15/2053	2,670,000	2,850,145
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	1,910,000	2,612,536
Kansas Development Finance Authority Revenue Bonds Series C 5.37% due 05/01/2026	805,000	913,063
Massachusetts School Building Authority Revenue Bonds Series B 3.40% due 10/15/2040	710,000	763,775
Metropolitan Transportation Authority Revenue Bonds 6.20% due 11/15/2026	100,000	112,820
Metropolitan Transportation Authority Revenue Bonds 6.67% due 11/15/2039	815,000	1,063,722
Metropolitan Transportation Authority Revenue Bonds Series C2 5.18% due 11/15/2049	1,450,000	1,699,066
Municipal Electric Authority of Georgia Revenue Bonds 6.64% due 04/01/2057	1,451,000	2,206,608
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	201,000	310,674

30

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
North Texas Tollway Authority Revenue Bonds Series B 6.72% due 01/01/2049	$650,000	$1,127,191
Oregon School Boards Association General Obligation Bonds 4.76% due 06/30/2028	2,800,000	3,231,592
Pennsylvania State University Revenue Bonds Series D 2.84% due 09/01/2050	410,000	423,837
Philadelphia Authority for Industrial Development Revenue Bonds Series C 6.55% due 10/15/2028	2,845,000	3,664,531
Sales Tax Securitization Corp. Revenue Bonds Series A 4.79% due 01/01/2048	2,870,000	3,590,485
State of Connecticut General Obligation Bonds Series A 2.50% due 07/01/2022	750,000	773,790
State of Wisconsin Revenue Bonds Series A 5.70% due 05/01/2026	2,045,000	2,404,225
University of California Revenue Bonds Series BG 1.32% due 05/15/2027	615,000	624,834
University of California Revenue Bonds Series BG 1.61% due 05/15/2030	1,030,000	1,040,836
University of California Revenue Bonds Series F 6.58% due 05/15/2049	1,300,000	2,104,674

Total Municipal Bonds & Notes (cost $38,910,902)		44,054,283

U.S. GOVERNMENT AGENCIES — 31.9%
Federal Home Loan Mtg. Corp. — 4.2%
2.50% due 10/01/2031	4,075,703	4,261,451
3.00% due 11/01/2046	22,581,072	24,366,906
3.00% due 12/01/2046	6,136,123	6,611,783
4.00% due 09/01/2026	433,024	460,636
4.00% due 12/01/2040	2,923,311	3,207,663
6.00% due 12/01/2039	141,867	162,015
7.50% due 05/01/2027	480	539
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K097, Class A1 2.16% due 05/25/2029(4)	4,210,771	4,497,903
Series K736, Class A2 2.28% due 07/25/2026(4)	1,255,000	1,351,298
Series KJ25, Class A2 2.61% due 01/25/2026(4)	5,870,000	6,344,195
Series K733, Class A2 3.75% due 08/25/2025(4)	2,800,000	3,141,179

Security Description	Principal Amount	Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K731, Class A2 3.60% due 02/25/2025(1)(4)	$2,740,000	$3,009,291
Federal Home Loan Mtg. Corp. REMIC
Series 4146, Class AB 1.13% due 12/15/2027(2)	2,347,688	2,374,123
Series 4142, Class PT 1.25% due 12/15/2027(2)	1,669,622	1,694,953
Series 4122, Class AB 1.50% due 10/15/2042(2)	431,248	432,510
Series 4166, Class PB 1.75% due 03/15/2041(2)	566,473	577,563
Series 4000, Class GA 2.00% due 07/15/2031(2)	454,856	468,260
Series 4654, Class KA 3.00% due 06/15/2045(2)	5,496,112	5,723,274
Series 4758, Class CA 3.00% due 07/15/2047(2)	3,237,515	3,479,970
Federal Home Loan Mtg. Corp. SCRT
Series 2018-4, Class MA 3.50% due 03/25/2058(2)	1,077,923	1,169,803
Series 2019-1, Class MA 3.50% due 07/25/2058(2)	1,046,003	1,136,532
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	1,901,685	2,069,458

		76,541,305

Federal National Mtg. Assoc. — 7.2%
2.00% due 09/01/2031	266,641	280,028
2.00% due 11/01/2031	333,191	349,897
2.00% due 12/01/2031	1,071,119	1,124,462
2.47% due 05/01/2025	3,181,032	3,397,738
2.50% due 03/01/2030	4,111,532	4,296,756
2.68% due 05/01/2025	5,936,878	6,398,154
2.78% due 06/01/2026	1,450,000	1,577,805
2.81% due 07/01/2025	5,956,504	6,465,579
2.99% due 10/01/2025	2,040,200	2,233,060
3.00% due 05/01/2027	359,561	378,031
3.00% due 06/01/2027	165,012	175,386
3.00% due 08/01/2027	105,120	111,283
3.00% due 10/01/2046	7,147,843	7,708,592
3.01% due 12/01/2024	3,564,504	3,855,886
3.07% due 02/01/2025	700,000	760,575
3.09% due 10/01/2025	977,191	1,073,294
3.12% due 05/01/2033	2,620,554	2,981,069
3.33% due 07/01/2022	5,294,000	5,448,783
4.00% due 09/01/2026	2,577,761	2,742,698
4.00% due 01/01/2046	4,294,836	4,664,322
4.00% due 02/01/2046	4,530,518	4,912,063
4.50% due 11/01/2026	446,648	472,585
4.50% due 01/01/2027	314,854	330,930
4.50% due 05/01/2039	21,384	23,759
4.50% due 06/01/2039	54,428	59,034
4.50% due 08/01/2039	5,867	6,588
4.50% due 11/01/2040	190,909	206,879
4.50% due 12/01/2040	162,065	180,067
4.50% due 07/01/2041	302,588	340,270
4.50% due 06/01/2043	145,485	160,542
4.50% due 10/01/2043	202,106	219,231
4.50% due 11/01/2043	70,349	76,605
5.50% due 03/01/2038	189,736	217,905

31

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/2038	$27,186	$31,822
5.50% due 08/01/2038	25,697	30,184
5.50% due 09/01/2039	12,988	15,152
5.50% due 05/01/2040	1,804	2,015
5.50% due 06/01/2040	6,641	7,477
6.50% due 02/01/2038	40,652	47,881
6.50% due 10/01/2039	42,972	50,230
Federal National Mtg. Assoc. Multifamily REMIC Trust VRS Series 2015-M12, Class A2 2.80% due 05/25/2025(1)(4)	10,285,000	11,135,573
Federal National Mtg. Assoc. REMIC
Series 2013-9, Class PT 1.25% due 02/25/2028(2)	1,413,893	1,432,039
Series 2012-103, Class HB 1.50% due 09/25/2027(2)	5,031,899	5,130,124
Series 2019-41, Class AC 2.50% due 03/25/2053(2)	2,767,699	2,861,575
Series 2017-51, Class AP 3.00% due 10/25/2045(2)	13,129,966	13,676,413
Series 2019-6, Class GJ 3.00% due 02/25/2049(2)	730,930	776,568
Series 2018-80, Class GD 3.50% due 12/25/2047(2)	1,962,452	2,072,553
Series 2018-77, Class PA 3.50% due 02/25/2048(2)	3,414,260	3,582,764
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	14,317,152	15,488,512
Series 2019-22, Class BA 3.50% due 12/25/2058(2)	836,167	915,670
Series 2019-28, Class JA 3.50% due 06/25/2059(2)	8,701,907	9,676,231
Federal National Mtg. Assoc. REMIC FRS
Series 2017-M13, Class FA 0.54% (1 ML+0.40%) due 10/25/2024(4)	522,562	521,525
Series 2017-M5, Class FA 0.63% (1 ML+0.49%) due 04/25/2024(4)	36,390	36,417

		130,720,581

Government National Mtg. Assoc. — 6.6%
2.50% due January 30 TBA	21,800,000	23,077,344
3.00% due 07/20/2050	53,655,025	56,305,497
4.00% due 02/15/2041	391,144	424,121
4.00% due 09/15/2041	492,281	537,590
4.00% due 08/15/2042	118,327	136,146
4.00% due January 30 TBA	24,250,000	25,854,668
4.50% due 05/15/2040	355,731	398,892
4.50% due 06/15/2040	325,503	362,522
4.50% due 07/15/2040	513,922	572,523
4.50% due 05/15/2042	141,418	157,721
4.50% due January 30 TBA	3,025,000	3,239,113
5.00% due 07/15/2033	599,590	687,635
5.00% due 10/15/2033	35,377	39,844
5.00% due 11/15/2033	5,303	5,903
5.00% due 12/15/2033	14,007	15,698
5.00% due 01/15/2034	71,856	80,115
5.00% due 02/15/2034	29,904	32,987
5.00% due 03/15/2034	1,733	1,909
5.00% due 05/15/2034	5,967	6,832

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
5.00% due 06/15/2035	$3,676	$4,175
5.00% due 09/15/2035	59,123	67,704
5.00% due 11/15/2035	19,709	22,251
5.00% due 12/15/2035	12,263	13,837
5.00% due 02/15/2036	6,806	7,508
5.00% due 03/15/2036	3,078	3,391
5.00% due 09/15/2036	1,834	2,023
5.00% due 07/15/2038	52,056	57,550
5.00% due 08/15/2038	15,463	17,719
5.00% due 11/15/2038	43,483	49,735
5.00% due 12/15/2038	176,272	201,979
5.00% due 06/15/2039	204,610	232,534
5.00% due 08/15/2039	50,022	56,718
5.00% due 04/15/2041	138,184	158,349
5.50% due 10/15/2032	755	838
5.50% due 02/15/2033	54,532	60,544
5.50% due 05/15/2033	29,133	33,437
5.50% due 06/15/2033	34,754	39,846
5.50% due 07/15/2033	9,057	10,273
5.50% due 08/15/2033	4,516	5,015
5.50% due 09/15/2033	1,910	2,196
5.50% due 11/15/2033	44,760	49,949
5.50% due 01/15/2034	9,558	11,081
5.50% due 02/15/2034	38,668	43,708
5.50% due 03/15/2034	272,355	305,840
5.50% due 04/15/2034	14,326	16,639
5.50% due 05/15/2034	24,377	27,399
5.50% due 06/15/2034	6,906	7,684
5.50% due 07/15/2034	4,114	4,565
5.50% due 08/15/2034	7,454	8,287
5.50% due 09/15/2034	133,080	147,699
5.50% due 10/15/2034	102,993	114,601
5.50% due 04/15/2036	21,132	23,490
6.00% due 06/15/2028	9,410	10,587
6.00% due 08/15/2028	19,856	22,365
6.00% due 09/15/2028	24,950	28,022
6.00% due 12/15/2028	25,496	29,629
6.00% due 04/15/2029	1,502	1,691
6.00% due 01/15/2032	2,974	3,397
6.00% due 02/15/2032	208	234
6.00% due 07/15/2032	5,622	6,340
6.00% due 09/15/2032	8,461	9,507
6.00% due 10/15/2032	123,784	141,391
6.00% due 11/15/2032	7,152	8,035
6.00% due 01/15/2033	1,719	1,935
6.00% due 02/15/2033	6,223	7,506
6.00% due 03/15/2033	11,386	13,042
6.00% due 04/15/2033	25,953	29,161
6.00% due 05/15/2033	69,387	78,093
6.00% due 12/15/2033	13,573	16,405
6.00% due 08/15/2034	2,515	2,903
6.00% due 09/15/2034	47,633	53,594
6.00% due 10/15/2034	27,164	31,230
6.00% due 05/15/2036	12,144	14,674
6.00% due 06/15/2036	145,266	174,378
6.00% due 07/15/2036	1,614,208	1,931,484
6.00% due 08/15/2036	50,940	61,603
6.00% due 12/15/2036	82,752	100,091
6.00% due 02/15/2037	39,321	47,499
6.00% due 08/15/2037	36,164	43,721
6.00% due 01/15/2038	155,122	186,466
6.00% due 03/15/2038	68,277	79,082
6.00% due 07/15/2038	51,541	61,822

32

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
6.00% due 08/15/2038	$123,690	$146,071
6.00% due 09/15/2038	186,671	220,799
6.00% due 10/15/2038	303,010	359,134
6.00% due 11/15/2038	119,918	139,530
6.00% due 12/15/2038	107,000	125,771
6.00% due 01/15/2039	105,191	122,564
6.00% due 02/15/2039	66,355	76,497
6.00% due 04/15/2039	69,396	78,021
6.00% due 12/15/2039	70,618	84,595
6.00% due 03/15/2040	182,041	205,129
6.00% due 04/15/2040	28,414	34,182
6.00% due 06/15/2041	93,611	112,226
6.50% due 06/15/2023	871	968
6.50% due 07/15/2023	5,399	5,996
6.50% due 08/15/2023	693	769
6.50% due 10/15/2023	2,342	2,600
6.50% due 11/15/2023	5,082	5,644
6.50% due 12/15/2023	16,031	17,804
6.50% due 02/15/2027	635	707
6.50% due 12/15/2027	1,159	1,288
6.50% due 01/15/2028	10,253	11,386
6.50% due 02/15/2028	4,630	5,142
6.50% due 03/15/2028	11,914	13,329
6.50% due 04/15/2028	7,145	7,953
6.50% due 05/15/2028	27,763	30,834
6.50% due 06/15/2028	32,020	35,683
6.50% due 07/15/2028	26,891	29,866
6.50% due 08/15/2028	19,723	21,998
6.50% due 09/15/2028	25,391	28,203
6.50% due 10/15/2028	24,464	27,257
6.50% due 11/15/2028	28,628	31,953
6.50% due 12/15/2028	25,813	28,790
6.50% due 02/15/2029	2,759	3,064
6.50% due 03/15/2029	11,514	12,788
6.50% due 04/15/2029	2,722	3,023
6.50% due 05/15/2029	45,586	50,630
6.50% due 06/15/2029	5,021	5,576
6.50% due 03/15/2031	1,368	1,528
6.50% due 04/15/2031	331	394
6.50% due 05/15/2031	38,670	43,812
6.50% due 06/15/2031	7,889	8,762
6.50% due 07/15/2031	42,928	48,416
6.50% due 08/15/2031	15,570	17,387
6.50% due 09/15/2031	49,176	55,543
6.50% due 10/15/2031	17,153	19,543
6.50% due 11/15/2031	18,487	20,561
6.50% due 01/15/2032	89,640	101,389
6.50% due 02/15/2032	38,701	43,879
6.50% due 04/15/2032	10,850	12,050
6.50% due 05/15/2032	1,811	2,039
7.00% due 11/15/2031	10,521	11,778
7.00% due 03/15/2032	10,062	11,738
7.00% due 01/15/2033	12,880	15,161
7.00% due 05/15/2033	35,457	41,566
7.00% due 07/15/2033	22,180	25,641
7.00% due 11/15/2033	33,792	39,750
8.00% due 10/15/2029	320	321
8.00% due 12/15/2029	478	479
8.00% due 01/15/2030	4,208	4,314
8.00% due 03/15/2030	99	99
8.00% due 04/15/2030	13,797	13,899
8.00% due 08/15/2030	1,033	1,037

Security Description	Principal Amount	Value (Note 2)
Government National Mtg. Assoc. (continued)
8.00% due 09/15/2030	$15,890	$16,292
8.00% due 11/15/2030	1,438	1,531
8.00% due 02/15/2031	31,044	34,005
8.00% due 03/15/2031	8,082	8,115
Government National Mtg. Assoc., REMIC
Series 2005-74, Class HA 7.50% due 09/16/2035(2)	13,922	14,917
Series 2005-74, Class HB 7.50% due 09/16/2035(2)	132,469	148,456
Series 2005-74, Class HC 7.50% due 09/16/2035(2)	67,675	77,946

		119,871,629

Uniform Mtg. Backed Securities — 13.8%
1.50% due January 15 TBA	53,775,000	55,329,434
2.00% due January 15 TBA	89,525,000	93,595,590
2.00% due January 30 TBA	29,650,000	30,800,096
2.00% due February 30 TBA	29,650,000	30,748,105
2.50% due January 30 TBA	39,100,000	41,216,898

		251,690,123

Total U.S. Government Agencies (cost $565,937,443)		578,823,638

U.S. GOVERNMENT TREASURIES — 35.2%
United States Treasury Bonds — 9.4%
1.13% due 08/15/2040	11,400,000	10,792,594
1.38% due 08/15/2050	3,450,000	3,231,141
1.63% due 11/15/2050	6,800,000	6,774,500
2.25% due 08/15/2049(7)	4,705,000	5,384,468
2.50% due 02/15/2045	7,555,000	9,009,633
2.50% due 05/15/2046	915,000	1,093,103
2.75% due 08/15/2047	2,965,000	3,717,253
2.75% due 11/15/2047	19,733,000	24,763,373
2.88% due 05/15/2043	31,130,000	39,355,130
2.88% due 08/15/2045	6,205,000	7,894,651
2.88% due 05/15/2049	8,265,000	10,670,890
3.00% due 02/15/2047	2,520,000	3,295,097
3.00% due 08/15/2048	12,800,000	16,838,500
3.00% due 02/15/2049	3,125,000	4,122,070
3.38% due 05/15/2044	2,895,000	3,959,025
3.63% due 02/15/2044	13,550,000	19,187,541

		170,088,969

United States Treasury Notes — 25.8%
0.13% due 05/31/2022	2,700,000	2,700,527
0.13% due 05/15/2023	1,625,000	1,624,556
0.25% due 06/15/2023	10,000,000	10,025,781
0.25% due 05/31/2025	35,910,000	35,841,266
0.25% due 06/30/2025	47,670,000	47,548,963
0.25% due 07/31/2025	6,000,000	5,982,422
0.25% due 08/31/2025	29,535,000	29,439,242
0.25% due 09/30/2025	10,800,000	10,759,078
0.38% due 11/30/2025	23,845,000	23,878,532
0.63% due 05/15/2030	20,825,000	20,359,692
0.63% due 08/15/2030	25,826,000	25,180,350
0.88% due 11/15/2030	4,345,000	4,330,743
1.13% due 02/28/2025	655,000	678,104
1.50% due 03/31/2023	21,610,000	22,268,430
1.50% due 10/31/2024	20,105,000	21,071,768
1.50% due 02/15/2030	1,765,000	1,867,246
1.63% due 10/31/2026	31,740,000	33,850,214
1.63% due 08/15/2029	8,195,000	8,766,729
1.75% due 06/30/2024	27,405,000	28,882,301

33

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.75% due 12/31/2024	$13,000,000	$13,771,367
2.13% due 12/31/2022	23,290,000	24,217,051
2.38% due 05/15/2029	845,000	954,982
2.63% due 06/30/2023	13,360,000	14,182,475
2.63% due 12/31/2023	15,000,000	16,099,805
2.88% due 09/30/2023	14,325,000	15,388,743
2.88% due 10/31/2023	32,065,000	34,518,724
2.88% due 08/15/2028	13,585,000	15,780,357

		469,969,448

Total U.S. Government Treasuries (cost $589,968,532)		640,058,417

Total Long-Term Investment Securities (cost $1,682,281,229)		1,780,872,636

REPURCHASE AGREEMENTS — 15.6%
Bank of America Securities LLC Joint Repurchase Agreement(6)	61,635,000	61,635,000
Barclays Capital, Inc. Joint Repurchase Agreement(6)	48,800,000	48,800,000
BNP Paribas SA Joint Repurchase Agreement(6)	48,800,000	48,800,000
Deutsche Bank AG Joint Repurchase Agreement(6)	62,335,000	62,335,000
RBS Securities, Inc. Joint Repurchase Agreement(6)	62,315,000	62,315,000

Total Repurchase Agreements (cost $283,885,000)		283,885,000

TOTAL INVESTMENTS (cost $1,966,166,229)(5)	113.6%	2,064,757,636
Liabilities in excess of other assets	(13.6)	(246,663,232)

NET ASSETS	100.0%	$1,818,094,404

FORWARD SALES CONTRACTS — (1.6)%
U.S. Government Agencies — (1.6)%
Federal National Mtg. Assoc. — (1.6)%
3.00% due January 30 TBA	(27,000,000)	$(28,233,984)

(proceeds ($28,163,552))

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $276,805,255 representing 15.2% of net assets.
(1)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	See Note 6 for cost of investments on a tax basis.
(6)	See Note 2 for details of Joint Repurchase Agreements.
(7)	The security or portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)

213	Short	U.S. Treasury 10 Year Notes	March 2021	$29,376,305	$29,410,641	$(34,336)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

34

Anchor Series Trust SA Wellington Government and Quality Bond Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed Securities	$—	$101,536,484	$—	$101,536,484
U.S. Corporate Bonds & Notes	—	268,806,167	—	268,806,167
Foreign Corporate Bonds & Notes	—	130,650,294	—	130,650,294
Foreign Government Obligations	—	16,943,353	—	16,943,353
Municipal Bond & Notes	—	44,054,283	—	44,054,283
U.S. Government Agencies	—	578,823,638	—	578,823,638
U.S. Government Treasuries	—	640,058,417	—	640,058,417
Repurchase Agreements	—	283,885,000	—	283,885,000

Total Investments at Value	$—	$2,064,757,636	$—	$2,064,757,636

LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$28,233,984	$—	$28,233,984

Other Financial Instruments:+

Futures Contracts	$34,336	$—	$—	$34,336

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

35

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO PROFILE — December 31, 2020 — (unaudited)

Industry Allocation*

Sovereign	21.6%
United States Treasury Notes	7.6
Repurchase Agreements	3.9
Commercial Services-Finance	3.0
Enterprise Software/Service	2.5
Diversified Banking Institutions	2.5
E-Commerce/Products	2.4
United States Treasury Bonds	2.2
Medical-Biomedical/Gene	2.1
Medical-HMO	1.8
Medical-Drugs	1.8
Computers	1.7
Banks-Commercial	1.6
Internet Content-Entertainment	1.5
Private Equity	1.5
Web Portals/ISP	1.5
Medical Products	1.5
Cable/Satellite TV	1.4
Electronic Components-Semiconductors	1.3
Oil Refining & Marketing	1.3
Electric-Integrated	1.2
Finance-Credit Card	1.2
Diagnostic Equipment	1.2
Applications Software	1.2
Internet Content-Information/News	1.2
Aerospace/Defense-Equipment	1.1
Transport-Rail	1.1
Electronic Connectors	1.1
Schools	1.1
Industrial Automated/Robotic	1.0
Semiconductor Equipment	1.0
Insurance Brokers	1.0
Real Estate Investment Trusts	0.9
Exchange-Traded Funds	0.9
Metal-Diversified	0.9
Data Processing/Management	0.9
Audio/Video Products	0.9
Auto-Cars/Light Trucks	0.8
Electronic Measurement Instruments	0.7
Transport-Truck	0.7
Hotels/Motels	0.7
Insurance-Property/Casualty	0.7
Finance-Other Services	0.7
Building-Residential/Commercial	0.6
E-Commerce/Services	0.6
Wireless Equipment	0.6
Athletic Footwear	0.6
Medical Labs & Testing Services	0.6
Computer Services	0.6
Consulting Services	0.6
Human Resources	0.6
Building-Heavy Construction	0.6
Transport-Services	0.5
Retail-Building Products	0.5
Research & Development	0.5
Retail-Apparel/Shoe	0.5
Finance-Investment Banker/Broker	0.5
Distribution/Wholesale	0.5
Retail-Restaurants	0.4
Aerospace/Defense	0.4
Steel-Producers	0.4

Electronic Components-Misc.	0.4%
Resorts/Theme Parks	0.4
Entertainment Software	0.4
Rental Auto/Equipment	0.4
Medical Instruments	0.3
Decision Support Software	0.3
Foreign Government Obligations	0.3
Diversified Manufacturing Operations	0.3
Cellular Telecom	0.3
Environmental Consulting & Engineering	0.3
Healthcare Safety Devices	0.3
Pharmacy Services	0.3
Airlines	0.2
Finance-Commercial	0.2
Finance-Auto Loans	0.1
Oil Companies-Integrated	0.1
Retail-Drug Store	0.1
Telephone-Integrated	0.1
Banks-Super Regional	0.1
Electric-Distribution	0.1

101.5%

*	Calculated as a percentage of net assets

36

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020

Security Description	Shares	Value (Note 2)
COMMON STOCKS — 62.6%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.	1,337	$474,608

Aerospace/Defense-Equipment — 1.1%
L3Harris Technologies, Inc.	4,049	765,342
Safran SA†	3,054	433,120

		1,198,462

Airlines — 0.2%
Japan Airlines Co., Ltd.†	12,900	249,924

Applications Software — 1.2%
Five9, Inc.†	1,301	226,894
Intuit, Inc.	2,020	767,297
ServiceNow, Inc.†	502	276,316

		1,270,507

Athletic Footwear — 0.6%
adidas AG†	1,812	659,623

Audio/Video Products — 0.9%
Sony Corp.	9,000	904,893

Auto-Cars/Light Trucks — 0.7%
Ferrari NV	3,120	721,478

Banks-Commercial — 1.6%
Credicorp, Ltd.	1,200	196,824
HDFC Bank, Ltd. ADR†	7,161	517,454
KBC Group NV†	8,519	597,074
Sberbank of Russia PJSC ADR	26,400	382,800

		1,694,152

Building-Heavy Construction — 0.6%
Cellnex Telecom SA*	9,873	592,718

Building-Residential/Commercial — 0.6%
Berkeley Group Holdings PLC	3,214	208,624
Lennar Corp., Class A	6,164	469,882

		678,506

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	898	594,072
Comcast Corp., Class A	15,138	793,231

		1,387,303

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	2,237	301,659

Commercial Services-Finance — 3.0%
Avalara, Inc.†	871	143,619
Global Payments, Inc.	5,650	1,217,123
IHS Markit, Ltd.	5,672	509,516
PayPal Holdings, Inc.†	883	206,798
Square, Inc., Class A†	600	130,584
StoneCo, Ltd., Class A†	3,503	293,972
Worldline SA†*	6,910	668,351

		3,169,963

Computer Services — 0.5%
Leidos Holdings, Inc.	4,868	511,724

Computers — 1.7%
Apple, Inc.	13,557	1,798,878

Consulting Services — 0.6%
Booz Allen Hamilton Holding Corp.	7,045	614,183

Security Description	Shares	Value (Note 2)
Data Processing/Management — 0.9%
DocuSign, Inc.†	36	$8,003
Fidelity National Information Services, Inc.	6,699	947,640

		955,643

Decision Support Software — 0.3%
MSCI, Inc.	792	353,652

Diagnostic Equipment — 1.2%
Danaher Corp.	2,394	531,803
Thermo Fisher Scientific, Inc.	1,596	743,385

		1,275,188

Distribution/Wholesale — 0.5%
Copart, Inc.†	3,748	476,933

Diversified Banking Institutions — 1.8%
JPMorgan Chase & Co.	15,276	1,941,121

Diversified Manufacturing Operations — 0.3%
Trane Technologies PLC	2,309	335,174

E-Commerce/Products — 2.4%
Alibaba Group Holding, Ltd.†	3,500	102,262
Alibaba Group Holding, Ltd. ADR†	3,621	842,715
Amazon.com, Inc.†	499	1,625,208

		2,570,185

E-Commerce/Services — 0.6%
Match Group, Inc.†	2,614	395,211
MercadoLibre, Inc.†	161	269,710

		664,921

Electric-Integrated — 1.2%
Duke Energy Corp.	6,063	555,128
Iberdrola SA	53,188	760,671

		1,315,799

Electronic Components-Misc. — 0.4%
Flex, Ltd.†	24,899	447,684

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	3,445	315,941
Infineon Technologies AG	9,816	376,705
Marvell Technology Group, Ltd.	14,287	679,204

		1,371,850

Electronic Connectors — 1.1%
TE Connectivity, Ltd.†	9,828	1,189,876

Electronic Measurement Instruments — 0.7%
Roper Technologies, Inc.	1,770	763,029

Enterprise Software/Service — 2.5%
Guidewire Software, Inc.†	1,742	224,248
HubSpot, Inc.†	900	356,796
salesforce.com, Inc.†	5,307	1,180,967
Workday, Inc., Class A†	3,968	950,772

		2,712,783

Entertainment Software — 0.4%
Zynga, Inc., Class A†	44,459	438,810

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	2,498	289,218

Finance-Credit Card — 1.2%
Visa, Inc., Class A	5,945	1,300,350

37

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Shares	Value (Note 2)
COMMON STOCKS (continued)
Finance-Investment Banker/Broker — 0.5%
XP, Inc., Class A†	12,312	$488,417

Finance-Other Services — 0.6%
London Stock Exchange Group PLC	4,788	590,192

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	2,773	265,321

Hotels/Motels — 0.7%
Hilton Worldwide Holdings, Inc.	3,327	370,162
Huazhu Group, Ltd. ADR	8,220	370,147

		740,309

Human Resources — 0.6%
Recruit Holdings Co., Ltd.	14,504	608,349

Industrial Automated/Robotic — 1.0%
Keyence Corp.	1,918	1,079,416

Insurance Brokers — 1.0%
Marsh & McLennan Cos., Inc.	8,877	1,038,609

Insurance-Property/Casualty — 0.5%
Tokio Marine Holdings, Inc.	10,196	528,184

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	3,161	863,459
Netflix, Inc.†	1,422	768,918

		1,632,377

Internet Content-Information/News — 1.2%
Tencent Holdings, Ltd.	16,896	1,234,544

Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	446	364,873

Medical Labs & Testing Services — 0.6%
WuXi AppTec Co., Ltd.*	13,126	257,879
Wuxi Biologics Cayman, Inc.†*	29,463	392,449

		650,328

Medical Products — 1.5%
Baxter International, Inc.	13,134	1,053,872
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	7,600	493,789

		1,547,661

Medical-Biomedical/Gene — 2.0%
Argenx SE ADR†	1,397	410,844
Ascendis Pharma A/S ADR†	2,337	389,765
Regeneron Pharmaceuticals, Inc.†	280	135,271
Royalty Pharma PLC, Class A	3,895	194,945
Seagen, Inc.†	2,387	418,059
Vertex Pharmaceuticals, Inc.†	2,272	536,964

		2,085,848

Medical-Drugs — 1.6%
AstraZeneca PLC	5,833	582,769
Eisai Co., Ltd.	1,200	85,859
Eli Lilly & Co.	4,163	702,881
UCB SA	3,487	360,422

		1,731,931

Medical-HMO — 1.8%
Anthem, Inc.	1,638	525,945
UnitedHealth Group, Inc.	4,023	1,410,786

		1,936,731

Security Description	Shares	Value (Note 2)
Metal-Diversified — 0.9%
Anglo American PLC	29,784	$992,025

Oil Refining & Marketing — 1.3%
Phillips 66	7,481	523,221
Reliance Industries, Ltd. GDR*	6,044	330,607
Valero Energy Corp.	9,098	514,674

		1,368,502

Pharmacy Services — 0.2%
CVS Health Corp.	2,769	189,123

Private Equity — 1.5%
Blackstone Group, Inc., Class A	14,025	908,960
Brookfield Asset Management, Inc., Class A	17,129	708,090

		1,617,050

Real Estate Investment Trusts — 0.9%
Prologis, Inc.	9,722	968,895

Rental Auto/Equipment — 0.4%
Localiza Rent a Car SA	28,800	383,034

Research & Development — 0.5%
Hangzhou Tigermed Consulting Co., Ltd.†*	7,000	162,208
Hangzhou Tigermed Consulting Co., Ltd., Class A	14,200	351,913

		514,121

Resort/Theme Parks — 0.4%
Oriental Land Co., Ltd.	2,700	446,277

Retail-Apparel/Shoe — 0.5%
Zalando SE†*	4,474	498,491

Retail-Building Products — 0.5%
Lowe’s Cos., Inc.	3,443	552,636

Retail-Drug Store — 0.1%
Yifeng Pharmacy Chain Co., Ltd.	6,147	84,793

Retail-Restaurants — 0.4%
Domino’s Pizza, Inc.	1,224	469,355

Schools — 1.1%
Chegg, Inc.†	6,263	565,737
New Oriental Education & Technology Group, Inc. ADR†	3,101	576,197

		1,141,934

Semiconductor Equipment — 1.0%
ASML Holding NV	2,230	1,077,674

Steel-Producers — 0.4%
ArcelorMittal SA†	20,393	467,990

Transport-Rail — 1.1%
CSX Corp.	13,134	1,191,910

Transport-Services — 0.5%
FedEx Corp.	2,194	569,606

Transport-Truck — 0.7%
JB Hunt Transport Services, Inc.	3,313	452,722
Old Dominion Freight Line, Inc.	1,534	299,406

		752,128

Web Portals/ISP — 1.5%
Alphabet, Inc., Class C†	886	1,552,166

38

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description		Shares/ Principal Amount(1)	Value (Note 2)
COMMON STOCKS (continued)
Wireless Equipment — 0.6%
Motorola Solutions, Inc.		3,901	$663,404

Total Common Stocks (cost $54,215,973)			66,655,001

EXCHANGE-TRADED FUNDS — 0.9%
iShares MSCI Japan ETF		2,054	138,768
iShares MSCI ACWI ETF		9,580	869,098

Total Exchange-Traded Funds (cost $926,967)			1,007,866

U.S. CORPORATE BONDS & NOTES — 1.4%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. Senior Notes 2.20% due 11/01/2024	$	65,000	69,081

Building Products-Air & Heating — 0.0%
Carrier Global Corp. Senior Notes 1.92% due 02/15/2023		25,000	25,754

Cable/Satellite TV — 0.1%
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*		60,000	63,199

Computer Services — 0.1%
International Business Machines Corp. Senior Notes 2.85% due 05/13/2022		100,000	103,552

Diversified Banking Institutions — 0.3%
Bank of America Corp. Senior Notes 1.49% due 05/19/2024		100,000	102,339
Goldman Sachs Group, Inc. Senior Notes 0.63% due 11/17/2023		105,000	105,425
JPMorgan Chase & Co. Senior Notes 1.51% due 06/01/2024		70,000	71,869

			279,633

Electric-Integrated — 0.0%
Southern Co. Senior Notes 2.35% due 07/01/2021		50,000	50,394

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 0.70% due 06/15/2023		55,000	55,442
Nasdaq, Inc. Senior Notes 0.45% due 12/21/2022		45,000	45,052

			100,494

Insurance-Life/Health — 0.0%
Principal Life Global Funding II Sec. Notes 1.25% due 06/23/2025*		25,000	25,523

Security Description		Principal Amount(1)	Value (Note 2)
Insurance-Property/Casualty — 0.2%
Berkshire Hathaway, Inc. Senior Notes 0.25% due 01/17/2021	EUR	150,000	$183,279

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023		115,000	115,349

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.30% due 11/21/2022		80,000	82,912
Bristol-Myers Squibb Co. Senior Notes 0.54% due 11/13/2023		120,000	120,217

			203,129

Medical-HMO — 0.0%
UnitedHealth Group, Inc. Senior Notes 1.25% due 01/15/2026		15,000	15,463

Medical-Hospitals — 0.0%
Sutter Health Notes 1.32% due 08/15/2025		25,000	25,421

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 2.13% due 06/01/2021		60,000	60,355

Real Estate Investment Trusts — 0.0%
American Tower Corp. Senior Notes 1.30% due 09/15/2025		45,000	45,949

Retail-Restaurants — 0.0%
Starbucks Corp. Senior Notes 1.30% due 05/07/2022		30,000	30,420

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028		80,000	81,623

Total U.S. Corporate Bonds & Notes (cost $1,452,629)			1,478,618

FOREIGN CORPORATE BONDS & NOTES — 0.8%
Auto-Cars/Light Trucks — 0.1%
BMW Finance NV Company Guar. Notes 0.13% due 01/12/2021	EUR	100,000	122,175

Diversified Banking Institutions — 0.2%
Bank of Nova Scotia FRS Senior Notes 0.00% (3 ME+0.4%) due 01/18/2021	EUR	200,000	244,378

39

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Electric-Distribution — 0.1%
E.ON SE Senior Notes zero coupon due 12/18/2023	EUR	50,000	$61,380

Finance-Auto Loans — 0.1%
FCA Bank SpA Senior Notes 1.25% due 06/21/2022	EUR	100,000	124,388

Finance-Commercial — 0.2%
Wells Fargo Canada Corp. Company Guar. Notes 3.04% due 01/29/2021	CAD	180,000	141,648

Oil Companies-Integrated — 0.1%
Suncor Energy, Inc. Company Guar. Notes 3.10% due 11/26/2021	CAD	150,000	120,184

Total Foreign Corporate Bonds & Notes (cost $804,104)			814,153

FOREIGN GOVERNMENT OBLIGATIONS — 21.6%
Sovereign — 21.6%
Commonwealth of Australia Senior Notes 2.00% due 12/21/2021	AUD	184,000	144,546
Commonwealth of Australia Bonds 2.25% due 11/21/2022	AUD	60,000	48,146
Commonwealth of Australia Senior Notes 2.25% due 05/21/2028	AUD	124,000	106,395
Commonwealth of Australia Senior Notes 2.75% due 11/21/2027	AUD	284,000	250,579
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	84,000	79,759
Commonwealth of Australia Senior Notes 3.25% due 04/21/2029	AUD	345,000	318,528
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	25,000	24,349
Commonwealth of Australia Senior Notes 4.75% due 04/21/2027	AUD	46,000	44,734
Commonwealth of Australia Bonds 5.75% due 05/15/2021	AUD	25,000	19,670
Federal Republic of Germany Bonds zero coupon due 10/18/2024	EUR	65,000	81,697
Federal Republic of Germany Bonds zero coupon due 10/10/2025	EUR	58,000	73,429
Federal Republic of Germany Bonds zero coupon due 08/15/2030	EUR	191,000	247,289

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Federal Republic of Germany Bonds 1.50% due 09/04/2022	EUR	272,000	$344,881
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	240,000	505,418
Government of Canada Bonds 0.25% due 08/01/2022	CAD	179,000	140,791
Government of Canada Bonds 0.25% due 03/01/2026	CAD	79,000	61,425
Government of Canada Bonds 0.75% due 03/01/2021	CAD	125,000	98,314
Government of Canada Bonds 1.50% due 06/01/2023	CAD	96,000	77,727
Government of Canada Bonds 1.50% due 06/01/2026	CAD	70,000	58,066
Government of Canada Bonds 2.25% due 06/01/2029	CAD	116,000	103,573
Government of Canada Bonds 2.75% due 12/01/2048	CAD	19,000	20,508
Government of Canada Bonds 3.50% due 12/01/2045	CAD	82,000	97,383
Government of Canada Bonds 4.00% due 06/01/2041	CAD	15,000	18,133
Government of France Bonds zero coupon due 02/25/2022	EUR	234,000	288,159
Government of France Bonds zero coupon due 03/25/2023	EUR	483,000	599,444
Government of France Bonds zero coupon due 03/25/2025	EUR	267,000	335,516
Government of France Bonds zero coupon due 02/25/2026	EUR	249,000	313,864
Government of France Bonds zero coupon due 11/25/2029	EUR	300,000	380,090
Government of France Bonds zero coupon due 11/25/2030	EUR	275,000	347,496
Government of France Bonds 0.75% due 05/25/2028	EUR	229,000	306,573
Government of France Bonds 1.50% due 05/25/2050*	EUR	21,000	34,172
Government of France Bonds 2.00% due 05/25/2048*	EUR	35,000	62,302

40

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of France Bonds 3.25% due 05/25/2045	EUR	160,000	$337,681
Government of France Bonds 4.00% due 04/25/2055*	EUR	45,000	119,185
Government of France Bonds 4.00% due 04/25/2060	EUR	22,000	61,738
Government of France Bonds 4.50% due 04/25/2041	EUR	57,000	131,929
Government of Japan Bonds 0.10% due 05/01/2022	JPY	36,350,000	353,087
Government of Japan Bonds 0.10% due 12/20/2026	JPY	3,100,000	30,373
Government of Japan Bonds 0.10% due 03/20/2027	JPY	27,750,000	272,020
Government of Japan Bonds 0.10% due 03/20/2029	JPY	123,050,000	1,206,499
Government of Japan Bonds 0.20% due 06/20/2036	JPY	48,950,000	469,973
Government of Japan Bonds 0.40% due 03/20/2056	JPY	35,350,000	313,335
Government of Japan Bonds 0.60% due 06/20/2024	JPY	40,250,000	399,537
Government of Japan Bonds 0.80% due 09/20/2022	JPY	52,550,000	516,919
Government of Japan Bonds 0.80% due 09/20/2023	JPY	2,200,000	21,840
Government of Japan Bonds 0.80% due 09/20/2047	JPY	61,200,000	627,197
Government of Japan Bonds 0.90% due 06/20/2022	JPY	22,450,000	220,625
Government of Japan Bonds 1.70% due 06/20/2033	JPY	57,300,000	661,651
Government of Japan Bonds 1.80% due 03/20/2043	JPY	5,400,000	67,091
Government of Japan Bonds 1.90% due 09/20/2042	JPY	9,800,000	123,345
Government of Japan Bonds 2.20% due 09/20/2028	JPY	17,300,000	196,949
Government of Japan Bonds 2.30% due 03/20/2039	JPY	44,600,000	577,569

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Government of Japan Bonds 2.30% due 03/20/2040	JPY	34,850,000	$456,683
Government of Malaysia Bonds 3.42% due 08/15/2022	MYR	75,000	19,110
Government of Malaysia Bonds 3.84% due 04/15/2033	MYR	70,000	18,587
Government of Malaysia Bonds 4.13% due 04/15/2032	MYR	180,000	49,580
Government of Malaysia Bonds 4.76% due 04/07/2037	MYR	111,000	32,075
Government of New Zealand Bonds 1.75% due 05/15/2041	NZD	27,000	19,131
Government of New Zealand Senior Notes 2.75% due 04/15/2025	NZD	75,000	59,338
Kingdom of Belgium Notes zero coupon due 10/22/2027*	EUR	225,000	285,576
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	91,000	124,096
Kingdom of Belgium Senior Notes 1.70% due 06/22/2050*	EUR	55,000	93,004
Kingdom of Belgium Notes 4.00% due 03/28/2022	EUR	63,000	81,428
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	67,000	149,108
Kingdom of Denmark Bonds 1.75% due 11/15/2025	DKK	408,000	74,668
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	234,000	73,519
Kingdom of Norway Senior Notes 1.38% due 08/19/2030*	NOK	744,000	90,115
Kingdom of Norway Bonds 2.00% due 05/24/2023*	NOK	564,000	68,331
Kingdom of Spain Senior Notes zero coupon due 04/30/2023	EUR	397,000	491,365
Kingdom of Spain Senior Notes zero coupon due 01/31/2025	EUR	281,000	350,035
Kingdom of Spain Bonds 0.40% due 04/30/2022	EUR	55,000	68,092
Kingdom of Spain Senior Notes 0.80% due 07/30/2027*	EUR	225,000	294,208

41

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Kingdom of Spain Senior Notes 1.00% due 10/31/2050*	EUR	53,000	$66,936
Kingdom of Spain Senior Notes 1.20% due 10/31/2040*	EUR	106,000	143,378
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	297,000	405,389
Kingdom of Spain Senior Notes 2.35% due 07/30/2033*	EUR	15,000	23,112
Kingdom of Spain Senior Notes 2.70% due 10/31/2048*	EUR	11,000	19,740
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	21,000	46,348
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	24,000	36,243
Kingdom of Spain Senior Notes 4.70% due 07/30/2041*	EUR	20,000	43,748
Kingdom of Sweden Bonds 0.75% due 11/12/2029*	SEK	485,000	63,327
Kingdom of Sweden Bonds 3.50% due 03/30/2039	SEK	40,000	7,594
Kingdom of the Netherlands Bonds zero coupon due 01/15/2024*	EUR	102,000	127,350
Kingdom of the Netherlands Bonds zero coupon due 07/15/2030*	EUR	128,000	163,844
Kingdom of the Netherlands Bonds zero coupon due 01/15/2052*	EUR	35,000	43,948
Kingdom of the Netherlands Bonds 0.25% due 07/15/2025*	EUR	104,000	132,632
Kingdom of the Netherlands Bonds 0.50% due 01/15/2040*	EUR	55,000	77,162
Republic of Austria Senior Notes zero coupon due 07/15/2024*	EUR	170,000	212,733
Republic of Austria Senior Notes zero coupon due 02/20/2030*	EUR	40,000	50,792
Republic of Austria Senior Notes zero coupon due 10/20/2040*	EUR	23,000	28,240
Republic of Austria Senior Notes 0.75% due 03/20/2051*	EUR	58,000	84,649
Republic of Austria Senior Notes 2.10% due 09/20/2117*	EUR	4,000	10,895

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
Republic of Austria Senior Notes 2.40% due 05/23/2034*	EUR	54,000	$89,910
Republic of Austria Senior Notes 3.65% due 04/20/2022*	EUR	30,000	38,691
Republic of Finland Senior Notes zero coupon due 09/15/2030*	EUR	27,000	34,344
Republic of Finland Senior Notes 0.88% due 09/15/2025*	EUR	48,000	63,098
Republic of Finland Senior Bonds 1.13% due 04/15/2034*	EUR	5,000	7,236
Republic of Finland Senior Notes 1.38% due 04/15/2047*	EUR	19,000	31,797
Republic of Ireland Bonds 1.10% due 05/15/2029	EUR	77,000	106,177
Republic of Ireland Bonds 1.50% due 05/15/2050	EUR	17,000	27,817
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	25,000	39,191
Republic of Ireland Bonds 5.40% due 03/13/2025	EUR	39,000	59,827
Republic of Italy Bonds zero coupon due 01/15/2024	EUR	285,000	351,183
Republic of Italy Bonds 0.50% due 02/01/2026	EUR	333,000	417,224
Republic of Italy Senior Notes 0.95% due 09/15/2027*	EUR	95,000	121,825
Republic of Italy Bonds 1.35% due 04/15/2022	EUR	170,000	212,484
Republic of Italy Senior Bonds 1.35% due 04/01/2030	EUR	24,000	31,727
Republic of Italy Senior Notes 1.65% due 12/01/2030*	EUR	363,000	491,942
Republic of Italy Senior Notes 1.70% due 09/01/2051*	EUR	33,000	42,873
Republic of Italy Senior Notes 1.80% due 03/01/2041*	EUR	96,000	129,670
Republic of Italy Senior Notes 1.85% due 07/01/2025*	EUR	271,000	360,262
Republic of Italy Senior Bonds 2.45% due 09/01/2050*	EUR	13,000	19,811

42

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description		Principal Amount(1)	Value (Note 2)
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Republic of Italy Senior Notes 2.70% due 03/01/2047*	EUR	5,000	$7,921
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	27,000	44,196
Republic of Italy Senior Bonds 3.00% due 08/01/2029	EUR	107,000	159,556
Republic of Italy Senior Notes 3.10% due 03/01/2040*	EUR	75,000	122,354
Republic of Italy Senior Notes 3.35% due 03/01/2035*	EUR	80,000	130,150
Republic of Italy Senior Notes 3.85% due 09/01/2049*	EUR	36,000	69,460
Republic of Italy Senior Bonds 5.00% due 09/01/2040*	EUR	35,000	71,695
Republic of Poland Bonds 2.50% due 07/25/2027	PLN	375,000	111,634
Republic of Singapore Bonds 2.75% due 04/01/2042	SGD	29,000	28,115
Republic of Singapore Bonds 3.38% due 09/01/2033	SGD	20,000	19,309
Republic of Singapore Bonds 3.50% due 03/01/2027	SGD	74,000	65,452
State of Israel Bonds 1.50% due 11/30/2023	ILS	531,000	171,737
State of Israel Bonds 1.50% due 05/31/2037	ILS	67,000	21,246
United Kingdom Gilt Treasury Bonds 0.13% due 01/31/2023	GBP	90,000	123,567
United Kingdom Gilt Treasury Bonds 0.13% due 01/30/2026	GBP	221,000	304,624
United Kingdom Gilt Treasury Bonds 0.50% due 10/22/2061	GBP	56,000	72,066
United Kingdom Gilt Treasury Bonds 0.63% due 06/07/2025	GBP	117,000	165,042
United Kingdom Gilt Treasury Bonds 0.88% due 10/22/2029	GBP	123,000	178,914
United Kingdom Gilt Treasury Bonds 1.00% due 04/22/2024	GBP	22,000	31,187
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	115,000	162,307

Security Description		Principal Amount(1)	Value (Note 2)
Sovereign (continued)
United Kingdom Gilt Treasury Bonds 2.50% due 07/22/2065	GBP	94,000	$220,420
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	45,000	99,235
United Kingdom Gilt Treasury Bonds 4.25% due 06/07/2032	GBP	55,000	108,580
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	54,000	123,746
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	180,000	450,555
United Mexican States Bonds 8.00% due 11/07/2047	MXN	154,100	9,139
United Mexican States Senior Notes 8.50% due 11/18/2038	MXN	530,300	33,039
United Mexican States Bonds 10.00% due 12/05/2024	MXN	1,914,000	115,043
United Mexican States Bonds 10.00% due 11/20/2036	MXN	543,800	38,292

Total Foreign Government Obligations (cost $21,427,307)			22,963,278

MUNICIPAL BONDS & NOTES — 0.0%
Port Authority of New York & New Jersey Revenue Bonds Series AAA 1.09% due 07/01/2023 (cost $30,000)		30,000	30,447

U.S. GOVERNMENT TREASURIES — 9.8%
United States Treasury Bonds — 2.2%
1.38% due 11/15/2040		30,000	29,662
2.00% due 02/15/2050		455,000	494,173
2.88% due 05/15/2043		43,000	54,361
3.00% due 02/15/2048		323,500	424,670
3.13% due 05/15/2048		85,000	114,099
3.75% due 08/15/2041		313,000	444,766
4.38% due 11/15/2039		154,000	232,889
4.50% due 02/15/2036		102,000	149,697
5.00% due 05/15/2037		271,000	424,739

			2,369,056

United States Treasury Notes — 7.6%
0.25% due 09/30/2025		320,000	318,787
0.38% due 03/31/2022		680,000	682,151
0.50% due 03/31/2025		2,477,000	2,499,835
1.50% due 02/15/2030		553,000	585,035
2.00% due 12/31/2021		412,000	419,693
2.00% due 11/15/2026		70,000	76,188
2.13% due 08/15/2021(2)		748,000	757,292
2.13% due 06/30/2022		696,000	716,826
2.38% due 08/15/2024		388,000	418,176
2.38% due 05/15/2029		141,000	159,352

43

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Security Description	Principal Amount(1)	Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
2.50% due 05/15/2024	$1,245,000	$1,341,585
2.75% due 02/15/2028	128,000	146,785

		8,121,705

Total U.S. Government Treasuries (cost $10,263,550)		10,490,761

Total Long-Term Investment Securities (cost $89,120,530)		103,440,124

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Diversified Banking Institutions — 0.2%
Bank of Nova Scotia 0.22% due 01/14/2021	180,000	141,398

Foreign Government Obligations — 0.3%
Government of Canada 0.05% due 01/07/2021	450,000	353,520

Total Short-Term Investment Securities (cost $487,999)		494,918

REPURCHASE AGREEMENTS — 3.9%
Bank of America Securities LLC Joint Repurchase Agreement(3)	905,000	905,000
Barclays Capital, Inc. Joint Repurchase Agreement(3)	715,000	715,000
BNP Paribas SA Joint Repurchase Agreement(3)	715,000	715,000
Deutsche Bank AG Joint Repurchase Agreement(3)	925,000	925,000
RBS Securities, Inc. Joint Repurchase Agreement(3)	915,000	915,000

Total Repurchase Agreements (cost $4,175,000)		4,175,000

TOTAL INVESTMENTS (cost $93,783,529)(4)	101.5%	108,110,042
Liabilities in excess of other assets	(1.5)	(1,587,513)

NET ASSETS	100.0%	$106,522,529

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At December 31, 2020, the aggregate value of these securities was $7,969,223 representing 7.5% of net assets.
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	See Note 2 for details of Joint Repurchase Agreements.
(4)	See Note 6 for cost of investments on a tax basis.

ADR	— American Depositary Receipt
ETF	— Exchange Traded Fund
GDR	— Global Depositary Receipt
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at December 31, 2020 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ME — 3 Month Euribor

Currency Legend

AUD	— Australian Dollar
CAD	— Canadian Dollar
DKK	— Danish Krone
EUR	— Euro Currency
GBP	— British Sterling Pound
ILS	— Israeli New Shekel
JPY	— Japanese Yen
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Poland Zloty
SEK	— Swedish Krona
SGD	— Singapore Dollar

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation

1	Long	Euro-Bund	March 2021	$216,452	$217,014	$562

4	Long	U.S. Treasury 2 Year Notes	March 2021	883,105	883,906	801

7	Long	U.S. Treasury 10 Year Notes	March 2021	965,141	966,547	1,406

1	Short	U.S. Treasury 10 Year Ultra Notes	March 2021	156,843	156,359	484

						$3,253

						Unrealized (Depreciation)

2	Short	Australian 10 Year Bond	March 2021	$226,555	$227,014	$(459)

4	Long	EURO-BOBL	March 2021	660,693	660,571	(122)

1	Short	EURO-OAT	March 2021	204,590	205,066	(476)

1	Short	Long GILT	March 2021	183,354	185,351	(1,997)

1	Short	U.S. Treasury 5 Year Notes	March 2021	125,875	126,164	(289)

2	Long	U.S. Treasury Ultra Bonds	March 2021	433,048	427,125	(5,923)

						$(9,266)

		Net Unrealized Appreciation (Depreciation)				$(6,013)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

44

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

Bank of America, N.A.	AUD	61,000	USD	45,415	01/08/2021	$—	$(1,615)

	EUR	30,000	USD	36,465	01/08/2021	—	(187)

	EUR	100,000	USD	121,324	01/12/2021	—	(866)

	GBP	1,403,000	USD	1,876,010	01/08/2021	—	(42,660)

	NOK	333,000	USD	37,996	01/08/2021	—	(841)

						—	(46,169)

Barclays Bank PLC	DKK	915,000	USD	146,744	01/08/2021	—	(3,456)

	EUR	9,603,000	USD	11,467,049	01/08/2021	—	(265,486)

	GBP	29,000	USD	38,781	01/08/2021	—	(878)

	PLN	400,000	USD	106,520	01/08/2021	—	(558)

						—	(270,378)

BNP Paribas SA	EUR	23,000	USD	28,255	01/08/2021	154	—

	JPY	14,182,000	USD	137,256	01/08/2021	—	(99)

	USD	40,930	AUD	54,000	01/08/2021	703	—

	USD	31,622	EUR	26,000	01/08/2021	144	—

	USD	28,993	NOK	251,000	01/08/2021	281	—

	USD	26,721	NZD	37,000	01/08/2021	—	(99)

						1,282	(198)

Citibank N.A.	CAD	153,000	USD	118,909	01/08/2021	—	(1,292)

	CAD	180,000	USD	139,552	01/29/2021	—	(1,873)

	ILS	627,000	USD	188,996	01/08/2021	—	(6,132)

	JPY	635,581,000	USD	6,117,248	01/08/2021	—	(38,458)

	USD	1,973	JPY	205,000	01/08/2021	12	—

						12	(47,755)

Commonwealth Bank of Australia Sydney	EUR	470,000	USD	571,316	01/08/2021	—	(2,910)

Credit Agricole CIB	GBP	56,000	USD	76,139	01/08/2021	—	(444)

Goldman Sachs International	CAD	26,000	USD	20,373	01/08/2021	—	(54)

	JPY	2,700,000	USD	25,840	01/08/2021	—	(310)

	MXN	3,629,000	USD	180,129	01/08/2021	—	(2,170)

	USD	114,991	CAD	150,000	01/08/2021	2,853	—

	USD	9,051	CHF	8,000	01/08/2021	—	(13)

						2,853	(2,547)

HSBC Bank USA	MYR	472,000	USD	115,777	01/08/2021	—	(1,814)

JPMorgan Chase Bank N.A.	JPY	6,041,000	USD	58,457	01/08/2021	—	(52)

	USD	242,146	CHF	215,000	01/08/2021	735	—

	USD	725,137	EUR	597,000	01/08/2021	4,252	—

	USD	24,022	JPY	2,495,000	01/08/2021	142	—

						5,129	(52)

45

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)

Morgan Stanley & Co. International PLC	AUD	1,353,000	USD	998,354	01/08/2021	$—	$(44,787)

	CHF	223,000	USD	246,432	01/08/2021	—	(5,486)

	EUR	273,000	USD	332,446	01/08/2021	—	(1,094)

	JPY	16,200,000	USD	155,320	01/08/2021	—	(1,580)

	NOK	1,245,000	USD	140,570	01/08/2021	—	(4,633)

	NZD	142,000	USD	99,945	01/08/2021	—	(2,225)

	SEK	654,000	USD	76,814	01/08/2021	—	(2,679)

	SGD	106,000	USD	79,213	01/08/2021	—	(993)

	USD	82,583	EUR	69,000	01/08/2021	1,718	—

	USD	311,816	JPY	32,400,000	01/08/2021	1,983	—

						3,701	(63,477)

National Australia Bank Limited	EUR	200,000	USD	241,483	01/19/2021	—	(2,935)

Royal Bank of Canada	CAD	180,000	USD	139,636	01/14/2021	—	(1,782)

	GBP	7,000	USD	9,440	01/08/2021	—	(133)

						—	(1,915)

Standard Chartered Bank	EUR	103,000	USD	124,226	01/08/2021	—	(1,615)

	JPY	6,516,000	USD	62,822	01/08/2021	—	(286)

						—	(1,901)

State Street Bank & Trust Company	CAD	450,000	USD	348,616	01/07/2021	—	(4,914)

	CAD	1,006,000	USD	778,391	01/08/2021	—	(11,952)

	GBP	9,000	USD	11,892	01/08/2021	—	(415)

	JPY	16,200,000	USD	155,227	01/08/2021	—	(1,673)

	USD	90,861	EUR	75,000	01/08/2021	771	—

	USD	37,407	GBP	28,000	01/08/2021	885	—

						1,656	(18,954)

UBS AG	JPY	10,808,000	USD	104,494	01/08/2021	—	(183)

Westpac Banking Corp.	SGD	40,000	USD	29,902	01/08/2021	—	(364)

Unrealized Appreciation (Depreciation)						$14,633	$(461,996)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Sterling Pound

JPY — Japanese Yen

MXN — Mexican Peso

MYR — Malaysian Ringgit

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

46

Anchor Series Trust SA Wellington Strategic Multi-Asset Portfolio

PORTFOLIO OF INVESTMENTS — December 31, 2020 — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of December 31, 2020 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$49,701,302	$16,953,699	**	$—	$66,655,001
Exchange-Traded Funds	1,007,866	—		—	1,007,866
U.S. Corportate Bonds & Notes	—	1,478,618		—	1,478,618
Foreign Corporate Bonds & Notes	—	814,153		—	814,153
Foreign Government Obligations	—	22,963,278		—	22,963,278
Municipal Bonds & Notes	—	30,447		—	30,447
U.S. Government Treasuries	—	10,490,761		—	10,490,761
Short-Term Investment Securities	—	494,918		—	494,918
Repurchase Agreements	—	4,175,000		—	4,175,000

Total Investments at Value	$50,709,168	$57,400,874		$—	$108,110,042

Other Financial Instruments:+

Futures Contracts	$3,253	$—		$—	$3,253
Forward Foreign Currency Contracts	—	14,633		—	14,633

Total Other Financial Instruments	$3,253	$14,633		$—	$17,886

LIABILITIES:
Other Financial Instruments:+

Futures Contracts	$9,266	$—		$—	$9,266
Forward Foreign Currency Contracts	—	461,996		$—	461,996

Total Other Financial Instruments	$9,266	$461,996		$—	$471,262

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Financial Statements

47

Anchor Series Trust

STATEMENTS OF ASSETS AND LIABILITIES — December 31, 2020

	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
ASSETS:
Investments at value (unaffiliated)*	$168,160,291	$1,865,234,830	$1,780,872,636	$103,935,042
Repurchase agreements (cost approximates value)	3,040,000	37,420,000	283,885,000	4,175,000
Cash	1,284	2,745	2,886	3,844
Foreign cash*	369	22	—	3,020
Due from broker	—	—	—	52
Receivable for:
Fund shares sold	351,906	281,803	51,314,310	975,178
Dividends and interest	552,222	231,557	6,106,514	139,165
Investments sold	65,868	—	—	906,875
Investments sold on an extended settlement basis	—	—	58,880,517	26,432
Prepaid expenses and other assets	5,831	25,926	15,281	5,361
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	46,485
Variation margin on futures contracts	—	—	—	2,360
Unrealized appreciation on forward foreign currency contracts	—	—	—	14,633

Total assets	172,177,771	1,903,196,883	2,181,077,144	110,233,447

LIABILITIES:
Payable for:
Fund shares redeemed	3,398	24,952,220	294,811	10,402
Investments purchased	—	876,637	—	2,833,878
Investments purchased on an extended settlement basis	—	—	332,939,725	179,101
Investment advisory and management fees	97,198	1,109,616	788,906	85,511
Service fees — Class 2	1,451	8,193	2,853	—
Service fees — Class 3	13,440	198,069	144,834	17,804
Transfer agent fees and expenses	163	251	302	101
Trustees’ fees and expenses	941	308	337	937
Other accrued expenses	117,805	248,360	283,460	120,342
Variation margin on futures contracts	—	—	23,292	846
Due to broker	—	—	270,236	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	461,996
Forward sales contracts, at value #	—	—	28,233,984	—

Total liabilities	234,396	27,393,654	362,982,740	3,710,918

Net Assets	$171,943,375	$1,875,803,229	$1,818,094,404	106,522,529

NET ASSETS REPRESENTED BY:
Capital paid-in	$132,779,306	$838,179,720	$1,676,128,327	$88,757,036
Total accumulated earnings (loss)	39,164,069	1,037,623,509	141,966,077	17,765,493

NET ASSETS	$171,943,375	$1,875,803,229	$1,818,094,404	$106,522,529

Class 1 (unlimited shares authorized):
Net assets	$96,421,517	$873,694,125	$1,063,081,408	$17,048,096
Shares of beneficial interest issued and outstanding	6,567,132	13,482,889	65,899,588	1,741,963
Net asset value, offering and redemption price per share	$14.68	$64.80	$16.13	$9.79

Class 2 (unlimited shares authorized):
Net assets	$11,491,457	$63,955,943	$22,786,658	$—
Shares of beneficial interest issued and outstanding	783,285	1,059,861	1,408,108	—
Net asset value, offering and redemption price per share	$14.67	$60.34	$16.18	$—

Class 3 (unlimited shares authorized):
Net assets	$64,030,401	$938,153,161	$732,226,338	$89,474,433
Shares of beneficial interest issued and outstanding	4,405,005	16,316,026	45,511,823	9,195,972
Net asset value, offering and redemption price per share	$14.54	$57.50	$16.09	$9.73

*Cost
Investments (unaffiliated)	$133,291,003	$1,309,516,325	$1,682,281,229	$89,608,529

Foreign cash	$360	$22	$—	$3,060

# Proceeds from forward sales contracts	$—	$—	$28,163,552	$—

See Notes to Financial Statements

48

Anchor Series Trust

STATEMENTS OF OPERATIONS — For the Year Ended December 31, 2020

	SA PGI Asset Allocation Portfolio	SA Wellington Capital Appreciation Portfolio	SA Wellington Government and Quality Bond Portfolio	SA Wellington Strategic Multi-Asset Portfolio
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,949,985	$5,451,547	$—	$546,324
Interest (unaffiliated)	2,223,983	75,693	36,236,263	240,071

Total investment income*	4,173,968	5,527,240	36,236,263	786,395

EXPENSES:
Investment advisory and management fees	1,104,503	11,088,928	8,826,466	770,755
Service fee:
Class 2	16,442	78,937	33,648	—
Class 3	150,306	1,891,596	1,664,803	153,578
Transfer agent fees and expenses	1,739	2,649	3,235	1,121
Custodian and accounting fees	54,959	144,761	225,951	97,437
Reports to shareholders	13,112	108,833	114,526	5,946
Audit and tax fees	61,130	73,001	59,912	47,406
Legal fees	31,314	116,872	129,037	24,193
Trustees’ fees and expenses	11,339	98,602	105,563	5,102
Interest expense	—	5,158	—	—
Other expenses	49,988	61,086	59,270	49,721

Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,494,832	13,670,423	11,222,411	1,155,259

Fees waived and expenses reimbursed by investment adviser (Note 3)	—	—	—	(338,832)
Fees paid indirectly (Note 4)	(298)	(28,822)	—	(427)

Net expenses	1,494,534	13,641,601	11,222,411	816,000

Net investment income (loss)	2,679,434	(8,114,361)	25,013,852	(29,605)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)	2,201,886	491,287,841	32,318,294	5,225,923
Futures contracts	—	—	(1,422,860)	87,904
Forward contracts	—	—	—	(897,637)
Net realized foreign exchange gain (loss) on other assets and liabilities	(120)	(23,245)	—	8,558

Net realized gain (loss) on investments and foreign currencies	2,201,766	491,264,596	30,895,434	4,424,748

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	10,171,682	328,645,468	52,308,931	9,574,445
Futures contracts	—	—	29,688	4,572
Forward contracts	—	—	—	(247,208)
Forward sales contracts	—	—	(70,432)	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(186)	4,795	—	3,253

Net unrealized gain (loss) on investments and foreign currencies	10,171,496	328,650,263	52,268,187	9,335,062

Net realized and unrealized gain (loss) on investments and foreign currencies	12,373,262	819,914,859	83,163,621	13,759,810

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,052,696	$811,800,498	$108,177,473	$13,730,205

* Net of foreign withholding taxes on interest and dividends of	$97,983	$—	$—	$16,187

See Notes to Financial Statements

49

Anchor Series Trust

STATEMENTS OF CHANGES IN NET ASSETS

	SA PGI Asset Allocation Portfolio		SA Wellington Capital Appreciation Portfolio		SA Wellington Government and Quality Bond Portfolio		SA Wellington Strategic Multi-Asset Portfolio
	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2020	For the year ended December 31, 2019
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,679,434	$3,787,380	$(8,114,361)	$(6,216,961)	$25,013,852	$32,185,195	$(29,605)	$236,681
Net realized gain (loss) on investments and foreign currencies	2,201,766	4,735,111	491,264,596	189,287,667	30,895,434	6,746,694	4,424,748	1,887,962
Net unrealized gain (loss) on investments and foreign currencies	10,171,496	23,680,558	328,650,263	204,558,941	52,268,187	61,159,178	9,335,062	7,106,681

Net increase (decrease) in net assets resulting from operations	15,052,696	32,203,049	811,800,498	387,629,647	108,177,473	100,091,067	13,730,205	9,231,324

Distributions to shareholders from:
Distributable earnings — Class 1	(4,744,283)	(7,095,492)	(82,477,470)	(132,705,731)	(22,270,170)	(22,875,615)	(367,277)	(18,202)
Distributable earnings — Class 2	(545,831)	(797,745)	(6,303,612)	(8,094,052)	(446,652)	(540,507)	—	—
Distributable earnings — Class 3	(3,011,001)	(4,240,313)	(92,110,658)	(115,025,790)	(13,153,683)	(15,270,328)	(1,479,942)	(1,119)

Total distributions to shareholders	(8,301,115)	(12,133,550)	(180,891,740)	(255,825,573)	(35,870,505)	(38,686,450)	(1,847,219)	(19,321)

Net increase (decrease) in net assets resulting from capital share transactions (Note 7)	(11,116,005)	(10,056,962)	(166,798,964)	(18,188,316)	189,339,056	68,473,796	28,351,327	11,796,738

Total increase (decrease) in net assets	(4,364,424)	10,012,537	464,109,794	113,615,758	261,646,024	129,878,413	40,234,313	21,008,741

NET ASSETS:
Beginning of period	176,307,799	166,295,262	1,411,693,435	1,298,077,677	1,556,448,380	1,426,569,967	66,288,216	45,279,475

End of period	$171,943,375	$176,307,799	$1,875,803,229	$1,411,693,435	$1,818,094,404	$1,556,448,380	$106,522,529	$66,288,216

See Notes to Financial Statements

50

ANCHOR SERIES TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

Note 1.  Organization

Anchor Series Trust (the “Trust”), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company and consists of 5 separate series or portfolios (each, a “Portfolio” and collectively, the “Portfolios”). The Portfolios are managed by SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the “Variable Contracts”) of American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), and The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”), each an affiliated insurance company of SAAMCo; and variable contracts issued by Phoenix Life Insurance Company, an unaffiliated life insurance company. The life insurance companies listed above are collectively referred to as the “Life Companies.” All shares of the Trust are owned by “separate accounts” of the Life Companies. The Trust issues separate series of shares (the “Portfolios”), each of which represents a separate managed portfolio of securities with its own investment goal. All shares may be purchased or redeemed at net asset value without any sales or redemption charge.

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’ average daily net assets.

The investment goal for each Portfolio is as follows:

The SA PGI Asset Allocation Portfolio seeks high total return (including income and capital gains) consistent with long-term preservation of capital. Its strategy is to invest in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The SA Wellington Capital Appreciation Portfolio seeks long-term capital appreciation. Its strategy is to invest in growth equity securities across a wide range of industries and companies, using a wide-ranging and flexible stock selection approach.

The SA Wellington Government and Quality Bond Portfolio seeks relatively high current income, liquidity and security of principal. Its strategy is to invest, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. Government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA– or better by Standard & Poor’s Corporation or Aa3 or better by Moody’s Investor Services, Inc. or its equivalent by any other nationally recognized statistical rating organization).

The SA Wellington Strategic Multi-Asset Portfolio seeks high long-term total investment return. Its strategy is to invest the Portfolio’s assets among global equity and global fixed income securities to achieve total investment return.

Indemnifications: The Trust’s organizational documents provide officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business, the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2.  Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Portfolios are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a

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liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Portfolio’s assets and liabilities classified in the fair value hierarchy as of December 31, 2020, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

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Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid-valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the SA Wellington Strategic Multi-Asset Portfolio used forward contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates, to manage and/or gain exposure to certain foreign currencies and/or to attempt to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Portfolios of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Futures: During the period, SA Wellington Government and Quality Bond and the SA Wellington Strategic Multi-Asset Portfolios used futures contracts to attempt to increase or decrease exposure to equity, bond and currency markets and to manage duration and yield curve positioning.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the Portfolios of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Portfolios will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid

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secondary market for a futures contract and, as a result, a Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to the Portfolios since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of the Portfolio’s Portfolio of Investments.

Options: During the period, the SA Wellington Strategic Multi-Asset Portfolio used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause a Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of December 31, 2020, by their primary underlying risk exposure and respective location on the Statements of Assets and Liabilities and the effect of derivatives on the Statements of Operations for the year ended December 31, 2020. For a detailed presentation of derivatives held as of December 31, 2020, please refer to a schedule at the end of each Portfolio’s Portfolio of Investments.

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	Asset Derivatives		Liability Derivatives
	Futures Contracts(1)(4)	Foreign Forward Exchange Contracts(2)	Futures Contracts(1)(4)	Foreign Forward Exchange Contract(3)
Portfolio	Interest Rate Contracts		Interest Rate Contracts
SA Wellington Government and Quality Bond	$—	$—	$23,292	$—
SA Wellington Strategic Multi-Asset	2,360	—	846	—

	Foreign Exchange Contracts		Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	14,633	—	461,996

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Unrealized appreciation on forward foreign currency contracts
(3)	Unrealized depreciation on forward foreign currency contracts
(4)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)
SA Wellington Government and Quality Bond	$(34,336)
SA Wellington Strategic Multi-Asset	(6,013)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(1)	Purchased Options(2)	Foreign Forward Exchange Contracts(3)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$(1,422,860)	$—	$—
SA Wellington Strategic Multi-Asset	87,904	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	59	(897,637)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
Portfolio	Futures Contracts(4)	Purchased Options(5)	Foreign Forward Exchange Contracts(6)
	Interest Rate Contracts
SA Wellington Government and Quality Bond	$29,688	$—	$—
SA Wellington Strategic Multi-Asset	4,572	—	—

	Foreign Exchange Contracts
SA Wellington Strategic Multi-Asset	—	—	(247,208)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on investments
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on investments
(6)	Change in unrealized appreciation (depreciation) on forward contracts

The following table represents the average monthly balances of derivatives held during the year ended December 31, 2020.

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)
SA Wellington Government and Quality Bond	$19,987,001	$—
SA Wellington Strategic Multi-Asset	3,572,709	49,961,497

(1)	Amounts represent notional amounts in US dollars.

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The following table sets forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of December 31, 2020. The repurchase agreements held by the Portfolios as of December 31, 2020, are also subject to Master Agreements but are not included in the following table. See each Portfolio’s Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.

	SA Wellington Strategic Multi-Asset Portfolio								Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Bank of America, N.A.	$—	$—	$—	$—	$46,169	$—	$—	$46,169	($46,169)	$—	($46,169)

Barclays Bank PLC	—	—	—	—	270,378	—	—	270,378	(270,378)	—	(270,378)

BNP Paribas SA	1,282	—	—	1,282	198	—	—	198	1,084	—	1,084

Citibank N.A.	12	—	—	12	47,755	—	—	47,755	(47,743)	—	(47,743)

Commonwealth Bank of Australia Sydney	—	—	—	—	2,910	—	—	2,910	(2,910)	—	(2,910)

Credit Agricole CIB	—	—	—	—	444	—	—	444	(444)	—	(444)

Goldman Sachs International	2,853	—	—	2,853	2,547	—	—	2,547	306	—	306

HSBC Bank USA	—	—	—	—	1,814	—	—	1,814	(1,814)	—	(1,814)

JPMorgan Chase Bank N.A.	5,129	—	—	5,129	52	—	—	52	5,077	—	5,077

Morgan Stanley and Co. International PLC	3,701	—	—	3,701	63,477	—	—	63,477	(59,776)	—	(59,776)

National Australia Bank Limited	—	—	—	—	2,935	—	—	2,935	(2,935)	—	(2,935)

Royal Bank of Canada	—	—	—	—	1,915	—	—	1,915	(1,915)	—	(1,915)

Standard Chartered Bank	—	—	—	—	1,901	—	—	1,901	(1,901)	—	(1,901)

State Street Bank and Trust Company	1,656	—	—	1,656	18,954	—	—	18,954	(17,298)	—	(17,298)

UBS AG	—	—	—	—	183	—	—	183	(183)	—	(183)

Westpac Banking Corp.	—	—	—	—	364	—	—	364	(364)	—	(364)

	$14,633	$—	$—	$14,633	$461,996	$—	$—	$461,996	$(447,363)	$—	$(447,363)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statements of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the net amount of the derivative asset or liability in the table above.
(3)	Net amount represents the net amount due (to) or from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period.

Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations.

Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.

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Distributions received from a Portfolio’s investments in U.S. real estate investment trusts (“REITS”) often include a “return of capital” which is recorded as a reduction to the cost basis of the securities held.

Net investment income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of share at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

The Portfolios recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Trust’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.

As of December 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.89%	$8,120,000
SA Wellington Government and Quality Bond	75.08	61,635,000
SA Wellington Strategic Multi-Asset	1.10	905,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Bank of America Securities LLC, dated December 31, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $82,090,000, a repurchase price of $82,090,456, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	12/31/2027	$83,837,000	$83,668,154

As of December 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Barclays Capital, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.89%	$6,430,000
SA Wellington Government and Quality Bond	75.08	48,800,000
SA Wellington Strategic Multi-Asset	1.10	715,000

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As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Barclays Capital, Inc., dated December 31, 2020, bearing interest at a rate of 0.05% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,361, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.50%	02/15/2046	$55,193,000	$66,248,285

As of December 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.89%	$6,430,000
SA Wellington Government and Quality Bond	75.08	48,800,000
SA Wellington Strategic Multi-Asset	1.10	715,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

BNP Paribas SA, dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $65,000,000, a repurchase price of $65,000,289, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	2.75%	08/15/2042	$53,146,300	$66,237,548

As of December 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.92%	$8,230,000
SA Wellington Government and Quality Bond	75.10	62,335,000
SA Wellington Strategic Multi-Asset	1.11	925,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

Deutsche Bank AG, dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $83,000,000, a repurchase price of $83,000,369, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.88%	05/15/2028	$73,132,000	$84,948,982

As of December 31, 2020, the following Portfolios held an undivided interest in a joint repurchase agreement with RBS Securities, Inc.:

Portfolio	Percentage Ownership	Principal Amount
SA Wellington Capital Appreciation	9.89%	$8,210,000
SA Wellington Government and Quality Bond	75.08	62,315,000
SA Wellington Strategic Multi-Asset	1.10	915,000

As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

RBS Securities, Inc., dated December 31, 2020, bearing interest at a rate of 0.04% per annum, with a principal amount of $83,000,000, a repurchase price of $83,000,369, and a maturity date of January 4, 2021. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	5.00%	05/15/2037	$53,905,000	$84,675,464

Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities. Mortgage-Backed Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a

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forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio’s yield.

LIBOR Risk: A Portfolio’s investments, payment obligations and financing terms may be based on floating rates, such as London Interbank Offer Rate (“LIBOR”), Euro Interbank Offered Rate and other similar types of reference rates (each, a “Reference Rate”). On July 27, 2017, the Chief Executive of the UK Financial Conduct Authority (“FCA”), which regulates LIBOR, announced that the FCA will no longer persuade nor require banks to submit rates for the calculation of LIBOR and certain other Reference Rates after 2021. Such announcement indicates that the continuation of LIBOR and other Reference Rates on the current basis cannot and will not be guaranteed after 2021. This announcement and any additional regulatory or market changes may have an adverse impact on a Portfolio or its investments.

In advance of 2021, regulators and market participants will work together to identify or develop successor Reference Rates. Additionally, prior to 2021, it is expected that market participants will focus on the transition mechanisms by which the Reference Rates in existing contracts or instruments may be amended, whether through market wide protocols, fallback contractual provisions, bespoke negotiations or amendments or otherwise. Nonetheless, the termination of certain Reference Rates presents risks to a Portfolio. At this time, it is not possible to completely identify or predict the effect of any such changes, any establishment of alternative Reference Rates or any other reforms to Reference Rates that may be enacted in the UK or elsewhere. The elimination of a Reference Rate or any other changes or reforms to the determination or supervision of Reference Rates could have an adverse impact on the market for or value of any securities or payments linked to those Reference Rates and other financial obligations held by a Portfolio or on its overall financial condition or results of operations. In addition, any substitute Reference Rate and any pricing adjustments imposed by a regulator or by counterparties or otherwise may adversely affect a Portfolio’s performance and/or NAV.

Recent Accounting and Regulatory Developments: In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Adoption of the ASU had no material impact on the Portfolios.

On December 3, 2020, the SEC announced that it voted to adopt a new rule that establishes an updated regulatory framework for fund valuation practices (the “Rule”). The Rule, in part, provides (i) a framework for determining fair value in good faith and (ii) provides for a fund Board’s assignment of its responsibility for the execution of valuation-related activities to a fund’s investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Rule will become effective 60 days after publication in the Federal Register, and will have a compliance date 18 months following the effective date. Management is currently evaluating the Rule and its impact to the Portfolios

Note 3.  Investment Advisory Agreement and Other Transactions with Affiliates

The Trust has entered into an Investment Advisory and Management Agreement (the “Management Agreement”) with SAAMCo with respect to each Portfolio. SAAMCo serves as investment adviser and manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment adviser to the Trust; manage the Trust’s investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee, calculated daily at the following annual percentages of each Portfolio’s average daily net assets:

Portfolio	Average Daily Net Assets	Management Fee
SA PGI Asset Allocation	$0-$50 million	.750%
	> $50 million	.650%
	> $150 million	.600%
	> $250 million	.550%

Portfolio	Average Daily Net Assets	Management Fee

SA Wellington Capital Appreciation	$0-$50 million	.750%
	> $50 million	.725%
	> $100 million	.700%

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Portfolio	Average Daily Net Assets	Management Fee
SA Wellington Government and Quality Bond	$0-$200 million	.625%
	> $200 million	.575%
	> $500 million	.500%

Portfolio	Average Daily Net Assets	Management Fee

SA Wellington Strategic Multi-Asset	$0-$200 million	1.000%
	> $200 million	.875%
	> $500 million	.800%

The organizations described below act as subadvisers to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, the subadvisers manage the investment and reinvestment of the assets of the respective Portfolios for which they are responsible.

Each of the subadvisers is independent of SAAMCo and discharges its responsibilities subject to the policies of the Trust’s Trustees and the oversight and supervision of SAAMCo, which pays the subadvisers’ fees.

Subadviser	Portfolio
Principal Global Investors, LLC	SA PGI Asset Allocation
Wellington Management Company LLP	SA Wellington Capital Appreciation
SA Wellington Government and Quality Bond
SA Wellington Strategic Multi-Asset

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of such Class 2 and Class 3 shares, respectively. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares.

The Trust has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), a wholly owned subsidiary of the Variable Annuity Life Insurance Company (“VALIC”), which is an affiliate of the Adviser. Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. The Trust, and certain other mutual funds advised by SAAMCo pay VRSCO an annual fee in the aggregate amount of $150,000 for Transfer Agency Services provided pursuant to the agreement, which is allocated based on shareholder accounts. Accordingly, for the year ended December 31, 2020, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.

SAAMCo has contractually agreed to waive fees and/or reimburse expenses, if necessary, for the SA Wellington Strategic Multi-Asset Portfolio, so that the annual operating expenses do not exceed 0.86% for Class 1 shares and 1.11% for Class 3 shares, respectively. For the purposes of waived fee and/or reimbursed expense calculations, annual operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of a Portfolio’s business. Any waivers and/or reimbursements made by SAAMCo with respect to the SA Wellington Strategic Multi-Asset Portfolio other than investment advisory fees waived, are subject to recoupment from a Portfolio within two years after the occurrence of the waivers and/or reimbursements, provided that a Portfolio is able to effect such payment to SAAMCo and remains in compliance with the contractual expense limitations in effect at the time the waivers and/or reimbursements were made. The contractual fee waivers and/or expense limitations may be modified or discontinued prior to April 30, 2021, only with the approval of the Board. For the year ended December 31, 2020, pursuant to the contractual expense limitations mentioned above, SAAMCo waived fees and/or reimbursed expenses as follows:

Portfolio	Amount
SA Wellington Strategic Multi-Asset — Class 1	$68,561
SA Wellington Strategic Multi-Asset — Class 3	270,271

For the year ended December 31, 2020, the amounts repaid to the Adviser which are included in the Statement of Operations along with the remaining balance subject to recoupment are as follows:

	Amount Recouped	Balance Subject to Recoupment
Portfolio	December 31, 2020	December 31, 2021	December 31, 2022
SA Wellington Strategic Multi-Asset — Class 1	$—	$78,427	$68,561
SA Wellington Strategic Multi-Asset — Class 3	—	205,363	270,271

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At December 31, 2020, the following affiliates owned outstanding shares of the following Portfolios:

	Holder
Portfolio	USL	AGL	VALIC	SunAmerica Series Trust VCP SA Dynamic Allocation Portfolio	SunAmerica Series Trust VCP SA Dynamic Strategy Portfolio	Seasons Series Trust SA Allocation Balanced Portfolio	Seasons Series Trust SA Allocation Growth Portfolio	Seasons Series Trust SA Allocation Moderate Growth Portfolio	Seasons Series Trust SA Allocation Moderate Portfolio
SA PGI Asset Allocation	3.73%	96.21%	0.06%	—%	—%	—%	—%	—%	—%
SA Wellington Capital Appreciation	2.77	85.95	0.31	10.67	—	—	—	—	—
SA Wellington Government and Quality Bond	2.08	44.63	0.38	36.44	11.17	1.58	0.48	1.78	1.45
SA Wellington Strategic Multi-Asset	5.76	91.01	2.06	—	—	—	—	—	—

Note 4.  Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Portfolios have been reduced. For the year ended December 31, 2020, the amount of expense reductions received by each Portfolio used to offset non-affiliated expenses are reflected as Fees paid indirectly in the Statement of Operations.

Note 5.  Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments for the year ended December 31, 2020 were as follows:

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
SA PGI Asset Allocation	$44,190,186	$55,483,902	$7,125,983	$10,331,919
SA Wellington Capital Appreciation	1,832,856,302	2,186,579,974	—	—
SA Wellington Government and Quality Bond	180,388,298	180,736,336	485,053,713	544,139,716
SA Wellington Strategic Multi-Asset	95,120,412	73,392,653	8,745,301	6,077,884

Note 6.  Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, amortization for premium/discount, investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended December 31, 2020
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains, Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
SA PGI Asset Allocation	$2,723,762	$1,901,085	$34,544,193	$4,006,193	$4,294,922
SA Wellington Capital Appreciation	257,134,733	226,208,534	554,280,243	17,747,232	163,144,508
SA Wellington Government and Quality Bond	43,274,493	11,491,123	96,635,450	35,870,505	—
SA Wellington Strategic Multi-Asset	4,001,154	1,506,635	13,830,368	787,779	1,059,440

*	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

	For the year ended December 31, 2019
	Tax Distributions
Portfolio	Ordinary Income	Long-Term Capital Gains
SA PGI Asset Allocation	$5,186,701	$6,946,849
SA Wellington Capital Appreciation	5,540,221	250,285,352
SA Wellington Government and Quality Bond	38,686,450	—
SA Wellington Strategic Multi-Asset	17,841	1,480

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For the year ended December 31, 2020, the reclassifications arising from book/tax differences resulted in increases (decreases) that were primarily due to treatment of foreign currency, partnerships, principal paydown adjustments, net operating loss offset to short-term capital gains, amortization of premium/discount and sale of passive foreign investment companies to the components of net assets as follows:

Portfolio	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss)	Capital Paid-in
SA PGI Asset Allocation	$448,217	$(449,214)	$997
SA Wellington Capital Appreciation	8,114,361	(8,114,361)	—
SA Wellington Government and Quality Bond	3,621,112	(3,621,112)	—
SA Wellington Strategic Multi-Asset	(787,743)	787,743	—

As of December 31, 2020, the amounts of the aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA PGI Asset Allocation	$37,941,807	$(3,397,678)	$34,544,129	$136,656,162
SA Wellington Capital Appreciation	580,699,193	(26,421,909)	554,277,284	1,348,377,546
SA Wellington Government and Quality Bond	100,171,372	(3,465,490)	96,705,882	1,968,051,754
SA Wellington Strategic Multi-Asset	14,563,951	(739,292)	13,824,659	94,272,164

Note 7.  Capital Share Transactions

Transactions in capital shares of each class of each Portfolio were as follows:

	SA PGI Asset Allocation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	97,101	$1,329,735	93,950	$1,300,630	21,313	$285,622	20,882	$291,764

Reinvested dividends	348,332	4,744,283	532,695	7,095,492	40,105	545,831	59,936	797,745

Shares redeemed	(1,023,875)	(13,933,257)	(1,230,882)	(17,067,609)	(123,025)	(1,683,954)	(118,973)	(1,656,179)

Net increase (decrease)	(578,442)	$(7,859,239)	(604,237)	$(8,671,487)	(61,607)	$(852,501)	(38,155)	$(566,670)

	SA PGI Asset Allocation Portfolio
	Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	247,587	$3,267,122	342,127	$4,644,834

Reinvested dividends	223,202	3,011,001	321,236	4,240,313

Shares redeemed	(637,484)	(8,682,388)	(708,749)	(9,703,952)

Net increase (decrease)	(166,695)	$(2,404,265)	(45,386)	$(818,805)

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	SA Wellington Capital Appreciation Portfolio
	Class 1				Class 2
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	567,523	$22,588,349	87,685	$4,157,030	20,883	$880,194	8,290	$384,892

Reinvested dividends	1,400,772	82,477,470	3,345,242	132,705,731	114,925	6,303,612	217,173	8,094,052

Shares redeemed	(4,769,904)	(255,226,418)	(4,670,511)	(209,232,858)	(211,311)	(10,430,591)	(201,332)	(9,182,272)

Net increase (decrease)	(2,801,609)	$(150,160,599)	(1,237,584)	$(72,370,097)	(75,503)	$(3,246,785)	24,131	$(703,328)

	Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	1,074,990	$54,242,630	1,066,857	$46,967,048

Reinvested dividends	1,761,872	92,110,658	3,218,405	115,025,790

Shares redeemed	(3,211,070)	(159,744,868)	(2,411,222)	(107,107,729)

Net increase (decrease)	(374,208)	$(13,391,580)	1,874,040	$54,885,109

	SA Wellington Government and Quality Bond Portfolio
	Class 1				Class 2
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	18,869,778	$303,420,373	8,463,507	$133,558,209	229,082	$3,689,098	126,067	$1,948,407

Reinvested dividends	1,389,281	22,270,170	1,475,846	22,875,615	27,777	446,652	34,759	540,507

Shares redeemed	(10,865,822)	(173,045,115)	(6,295,019)	(96,346,068)	(240,682)	(3,885,965)	(320,366)	(4,927,464)

Net increase (decrease)	9,393,237	$152,645,428	3,644,334	$60,087,756	16,177	$249,785	(159,540)	$(2,438,550)

	Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount

Shares sold	10,614,954	$171,159,307	5,595,413	$85,274,346

Reinvested dividends	822,619	13,153,683	987,093	15,270,328

Shares redeemed	(9,254,765)	(147,869,147)	(5,883,648)	(89,720,084)

Net increase (decrease)	2,182,808	$36,443,843	698,858	$10,824,590

	SA Wellington Strategic Multi-Asset Portfolio
	Class 1				Class 3
	For the year ended December 31, 2020		For the year ended December 31, 2019		For the year ended December 31, 2020		For the year ended December 31, 2019
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	96,658	$796,152	54,657	$443,160	3,633,772	$32,730,282	2,180,474	$17,410,318

Reinvested dividends	40,008	367,277	2,275	18,202	162,097	1,479,942	140	1,119

Shares redeemed	(223,294)	(1,922,293)	(361,327)	(2,878,575)	(615,062)	(5,100,033)	(399,977)	(3,197,486)

Net increase (decrease)	(86,628)	$(758,864)	(304,395)	$(2,417,213)	3,180,807	$29,110,191	1,780,637	$14,213,951

Note 8.  Line of Credit

The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $50 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Prior to September 4, 2020, interest is payable on the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Trust has paid State Street for its own account, the Portfolio’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. Effective September 4, 2020, interest on each of the committed and uncommitted lines of credit

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is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the Federal Funds Effective Rate on such date and (b) the Overnight Bank Funding Rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the Federal Funds Effective Rate or the Overnight Bank Funding Rate shall be less than zero, then the Federal Funds Effective Rate or the Overnight Bank Funding Rate, shall be deemed to be zero for the purposes of determining the rate. The Trust has paid State Street for its own account, the Portfolio’s ratable portion of an upfront fee in an amount equal to $40,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the year ended December 31, 2020, the following portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest

SA Wellington Capital Appreciation	10	$5,158	$12,347,500	2.02%

At December 31, 2020, there were no borrowings outstanding.

Note 9.  Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2020, none of the Portfolios participated in this program.

Note 10.  Investment Concentration

The SA Wellington Strategic Multi-Asset Portfolio invests internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA Wellington Government and Quality Bond Portfolio and SA PGI Asset Allocation Portfolio concentration in such investments, these portfolios may be subject to risks associated with U.S. Government agencies or instrumentalities.

Note 11.  Security Transactions with Affiliated Portfolios

The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for the customary transfer fees), or other remuneration is paid in connection with such transaction. For the year ended December 31, 2020, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)
SA Wellington Capital Appreciation	$599,269	$590,725	$(10,608)
SA Wellington Strategic Multi-Asset	—	41,533	8,517

Note 12.  Other Matters

The coronavirus pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

64

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA PGI Asset Allocation Portfolio Class 1
12/31/16	$14.04	$0.34	$1.13	$1.47	$(0.42)	$(1.05)	$(1.47)	$14.04	10.82%	$119,255	0.75%	2.40%	45%
12/31/17	14.04	0.31	1.57	1.88	(0.41)	(1.24)	(1.65)	14.27	13.73	117,879	0.76	2.09	37
12/31/18	14.27	0.32	(0.93)	(0.61)	(0.37)	(0.70)	(1.07)	12.59	(4.54)	97,575	0.77	2.25	22
12/31/19	12.59	0.31	2.21	2.52	(0.41)	(0.62)	(1.03)	14.08	20.50	100,640	0.78	2.27	20
12/31/20	14.08	0.24	1.09	1.33	(0.36)	(0.37)	(0.73)	14.68	9.90	96,422	0.81	1.74	32

SA PGI Asset Allocation Portfolio Class 2
12/31/16	14.03	0.32	1.12	1.44	(0.40)	(1.05)	(1.45)	14.02	10.57	14,603	0.91	2.25	45
12/31/17	14.02	0.28	1.58	1.86	(0.39)	(1.24)	(1.63)	14.25	13.59	14,758	0.91	1.95	37
12/31/18	14.25	0.30	(0.92)	(0.62)	(0.35)	(0.70)	(1.05)	12.58	(4.65)	11,106	0.92	2.11	22
12/31/19	12.58	0.29	2.21	2.50	(0.39)	(0.62)	(1.01)	14.07	20.30	11,890	0.93	2.12	20
12/31/20	14.07	0.22	1.09	1.31	(0.34)	(0.37)	(0.71)	14.67	9.73	11,491	0.96	1.59	32

SA PGI Asset Allocation Portfolio Class 3
12/31/16	13.95	0.30	1.13	1.43	(0.39)	(1.05)	(1.44)	13.94	10.53	57,917	1.00	2.15	45
12/31/17	13.94	0.27	1.55	1.82	(0.37)	(1.24)	(1.61)	14.15	13.43	64,824	1.01	1.85	37
12/31/18	14.15	0.28	(0.91)	(0.63)	(0.34)	(0.70)	(1.04)	12.48	(4.75)	57,614	1.02	2.00	22
12/31/19	12.48	0.28	2.19	2.47	(0.38)	(0.62)	(1.00)	13.95	20.21	63,778	1.03	2.02	20
12/31/20	13.95	0.20	1.09	1.29	(0.33)	(0.37)	(0.70)	14.54	9.64	64,030	1.06	1.49	32

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/16	12/31/17	12/31/18	12/31/19	12/31/20
SA PGI Asset Allocation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA PGI Asset Allocation Class 2	0.00	0.00	0.00	0.00	0.00
SA PGI Asset Allocation Class 3	0.00	0.00	0.00	0.00	0.00

See Notes to Financial Statements

65

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)	Ratio of net investment income (loss) to average net assets(3)	Portfolio turnover rate

SA Wellington Capital Appreciation Portfolio Class 1
12/31/16	$42.81	$(0.09)	$0.93	$0.84	$—	$(5.50)	$(5.50)	$38.15	1.98%	$589,734	0.74%	(0.23)%	99%
12/31/17	38.15	0.02	12.31	12.33	—	(3.72)	(3.72)	46.76	32.78	656,955	0.74	0.05	77
12/31/18	46.76	(0.11)	0.27	0.16	—	(6.62)	(6.62)	40.30	(0.75)	706,136	0.74	(0.23)	91
12/31/19	40.30	(0.15)	11.88	11.73	—	(8.43)	(8.43)	43.60	31.17	709,996	0.74	(0.31)	70
12/31/20	43.60	(0.20)	27.70	27.50	—	(6.30)	(6.30)	64.80	64.53	873,694	0.74	(0.39)	118

SA Wellington Capital Appreciation Portfolio Class 2
12/31/16	41.51	(0.15)	0.91	0.76	—	(5.50)	(5.50)	36.77	1.85	45,012	0.89	(0.38)	99
12/31/17	36.77	(0.05)	11.85	11.80	—	(3.72)	(3.72)	44.85	32.57	50,028	0.89	(0.11)	77
12/31/18	44.85	(0.19)	0.30	0.11	—	(6.62)	(6.62)	38.34	(0.90)	42,600	0.89	(0.39)	91
12/31/19	38.34	(0.21)	11.25	11.04	—	(8.43)	(8.43)	40.95	30.95	46,494	0.89	(0.46)	70
12/31/20	40.95	(0.27)	25.96	25.69	—	(6.30)	(6.30)	60.34	64.28	63,956	0.89	(0.54)	118

SA Wellington Capital Appreciation Portfolio Class 3
12/31/16	40.67	(0.18)	0.88	0.70	—	(5.50)	(5.50)	35.87	1.73	580,733	0.99	(0.49)	99
12/31/17	35.87	(0.09)	11.56	11.47	—	(3.72)	(3.72)	43.62	32.46	643,066	0.99	(0.21)	77
12/31/18	43.62	(0.23)	0.31	0.08	—	(6.62)	(6.62)	37.08	(1.00)	549,342	0.99	(0.49)	91
12/31/19	37.08	(0.24)	10.85	10.61	—	(8.43)	(8.43)	39.26	30.84	655,204	0.99	(0.56)	70
12/31/20	39.26	(0.30)	24.84	24.54	—	(6.30)	(6.30)	57.50	64.11	938,153	0.99	(0.64)	118

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/16	12/31/17	12/31/18	12/31/19	12/31/20
SA Wellington Capital Appreciation Class 1	0.00%	0.00%	0.00%	0.00%	0.00%
SA Wellington Capital Appreciation Class 2	0.00	0.00	0.00	0.00	0.00
SA Wellington Capital Appreciation Class 3	0.00	0.00	0.00	0.00	0.00
(4)	The Portfolio’s performance was increased by 0.07% for Class 1, Class 2 and Class 3, from a reimbursement by an affiliate.

See Notes to Financial Statements

66

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Total dividends and distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Ratio of expenses to average net assets	Ratio of net investment income (loss) to average net assets	Portfolio turnover rate

SA Wellington Government and Quality Bond Portfolio Class 1
12/31/16	$14.98	$0.24	$(0.02)	$0.22	$(0.22)	$(0.10)	$(0.32)	$14.88	1.42%	$817,141	0.57%	1.59%	61%
12/31/17	14.88	0.28	0.16	0.44	(0.28)	—	(0.28)	15.04	2.97	801,507	0.58	1.86	33
12/31/18	15.04	0.34	(0.34)	0.00	(0.31)	(0.01)	(0.32)	14.72	0.04	777,915	0.57	2.28	16
12/31/19	14.72	0.35	0.73	1.08	(0.41)	—	(0.41)	15.39	7.32	869,709	0.57	2.29	43
12/31/20	15.39	0.26	0.83	1.09	(0.33)	(0.02)	(0.35)	16.13	7.11	1,063,081	0.57	1.59	41

SA Wellington Government and Quality Bond Portfolio Class 2
12/31/16	14.99	0.22	(0.02)	0.20	(0.19)	(0.10)	(0.29)	14.90	1.31	30,780	0.72	1.45	61
12/31/17	14.90	0.26	0.16	0.42	(0.25)	—	(0.25)	15.07	2.85	27,824	0.72	1.72	33
12/31/18	15.07	0.32	(0.33)	(0.01)	(0.29)	(0.01)	(0.30)	14.76	(0.08)	22,895	0.72	2.12	16
12/31/19	14.76	0.33	0.73	1.06	(0.38)	—	(0.38)	15.44	7.19	21,489	0.72	2.14	43
12/31/20	15.44	0.24	0.83	1.07	(0.31)	(0.02)	(0.33)	16.18	6.92	22,787	0.72	1.46	41

SA Wellington Government and Quality Bond Portfolio Class 3
12/31/16	14.93	0.21	(0.03)	0.18	(0.18)	(0.10)	(0.28)	14.83	1.18	762,516	0.82	1.35	61
12/31/17	14.83	0.24	0.17	0.41	(0.24)	—	(0.24)	15.00	2.78	751,516	0.82	1.62	33
12/31/18	15.00	0.30	(0.34)	(0.04)	(0.27)	(0.01)	(0.28)	14.68	(0.24)	625,760	0.82	2.03	16
12/31/19	14.68	0.31	0.73	1.04	(0.37)	—	(0.37)	15.35	7.06	665,250	0.82	2.04	43
12/31/20	15.35	0.22	0.83	1.05	(0.29)	(0.02)	(0.31)	16.09	6.88	732,226	0.82	1.36	41

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented.

See Notes to Financial Statements

67

ANCHOR SERIES TRUST

FINANCIAL HIGHLIGHTS — (continued)

Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net investment income	Distributions from net realized gain on investments	Distributions from net return of capital	Total dividends and distributions	Net Asset Value end of period	Total Return(2)		Net Assets end of period (000’s)	Ratio of expenses to average net assets(3)(5)		Ratio of net investment income (loss) to average net assets(3)(5)		Portfolio turnover rate

SA Wellington Strategic Multi-Asset Portfolio Class 1
12/31/16	$7.59	$0.07	$0.06	$0.13	$(0.14)	$(0.56)	$—	$(0.70)	$7.02	1.85%		$17,015	1.08	%(7)	0.94%		87%
12/31/17	7.02	0.07	1.07	1.14	(0.02)	—	—	(0.02)	8.14	16.26		18,244	0.86		0.93		117
12/31/18	8.14	0.05	(0.65)	(0.60)	(0.10)	(0.31)	—	(0.41)	7.13	(7.49)		15,202	0.86		0.61		83
12/31/19	7.13	0.05	1.31	1.36	(0.01)	(0.00)	—	(0.01)	8.48	19.08		15,509	0.86		0.62		105
12/31/20	8.48	0.02	1.51	1.53	(0.10)	(0.12)	—	(0.22)	9.79	18.12		17,048	0.86		0.18		105

SA Wellington Strategic Multi-Asset Portfolio Class 3
09/26/16(6) -12/31/16	7.09	(0.01)	(0.07)	(0.08)	—	—	—	—	7.01	(1.13	)(8)	471	1.11	(4)(7)	(0.33	)(4)	87
12/31/17	7.01	0.03	1.10	1.13	(0.02)	—	—	(0.02)	8.12	16.08		13,231	1.11		0.43		117
12/31/18	8.12	0.03	(0.66)	(0.63)	(0.08)	(0.31)	—	(0.39)	7.10	(7.81)		30,078	1.11		0.38		83
12/31/19	7.10	0.03	1.31	1.34	—	(0.00)	—	(0.00)	8.44	18.88		50,779	1.11		0.35		105
12/31/20	8.44	(0.01)	1.50	1.49	(0.08)	(0.12)	—	(0.20)	9.73	17.80		89,474	1.11		(0.09)		105

(1)	Calculated based upon average shares outstanding.
(2)	Total return does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return includes expense reimbursements (recoupments) and expense reductions.
(3)	Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following (See Note 4):

Portfolio	12/31/16		12/31/17	12/31/18	12/31/19	12/31/20
SA Wellington Strategic Multi-Asset Class 1	0.00%		0.00%	0.00%	0.00%	0.00%
SA Wellington Strategic Multi-Asset Class 3	0.00	(4)	0.00	0.00	0.00	0.00
(4)	Annualized
(5)	Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 3):

Portfolio	12/31/16		12/31/17	12/31/18	12/31/19	12/31/20
SA Wellington Strategic Multi-Asset Class 1	1.00%		0.86%	0.60%	0.50%	0.44%
SA Wellington Strategic Multi-Asset Class 3	2.76	(4)	0.86	0.58	0.51	0.44
(6)	Commencement of operations.
(7)	Excludes a one time reimbursement the Portfolio received for custody expenses paid in the prior years. If the reimbursement had been applied the ratio of expenses to average net assets would have been 1.03% and 1.05% for Class 1 and Class 3 respectively.
(8)	Total return is not annualized.

See Notes to Financial Statements

68

ANCHOR SERIES TRUST

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Anchor Series Trust and Shareholders of each of the four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of each of the portfolios listed in the table below (constituting Anchor Series Trust, hereafter collectively referred to as the “Portfolios”) as of the date listed in the table below and for each of the periods listed in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of the date listed in the table below, the results of each of their operations, the changes in each of their net assets and each of the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Anchor Series Trust

SA PGI Asset Allocation Portfolio(1)
SA Wellington Capital Appreciation Portfolio(1)
SA Wellington Government and Quality Bond Portfolio(1)
SA Wellington Strategic Multi-Asset Portfolio(2)

(1)	The statements of assets and liabilities, including the portfolios of investments, as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020
(2)	The statement of assets and liabilities, including the portfolio of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the periods indicated therein

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agent, brokers and selling or agent banks; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

February 25, 2021

We have served as the auditor of one or more investment companies in the SunAmerica annuity family of funds (consisting of SunAmerica Series Trust, Seasons Series Trust and Anchor Series Trust) since at least 1986. We have not been able to determine the specific year we began serving as auditor.

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ANCHOR SERIES TRUST

TRUSTEES AND OFFICERS INFORMATION (unaudited)

The following table contains basic information regarding the Trustees and Officers who oversee operations of the Portfolios and other investment companies within the Fund Complex.

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Disinterested Trustees

Dr. Judith L. Craven Age: 75	Trustee	2011-present	Retired.	83	Director, A.G. Belo Corporation (a media company) (1992 to 2014); Director, Sysco Corp. (food marketing and distribution company) (1996 to 2017); Director, Luby’s, Inc. (1998 to present);

Richard W. Grant Age: 75	Trustee, Chairman of the Board	2011-present	Retired.	23	None

Stephen J. Gutman Age: 77	Trustee	1985-present	Vice President and Associate Broker, Corcoran Group (real estate) (2002 to present); President, SJG Marketing, Inc. (2009 to present).	23	None

Eileen A. Kamerick Age: 62	Director	2018-present	National Association of Corporate Directors Board Leadership Fellow and financial expert; Adjunct Professor of Law, University of Chicago, Washington University in St. Louis and University of lowa law schools (2007 to Present); formerly, Senior Advisor to the Chief Executive Officer and Executive Vice President and Chief Financial Officer of ConnectWise, Inc. (software and services company) (2015 to 2016); Chief Financial Officer, Press Ganey Associates (healthcare informatics company) (2012 to 2014).	23	Hochschild Mining plc (precious metals company) (2016 to Present); Associated Banc-Corp (financial services company) (2007 to Present); Legg Mason Closed End Funds (registered investment companies) (2013 to Present); Westell Technologies, Inc. (technology company) (2003 to 2016).
Interested Trustee

Peter A. Harbeck(4) Age: 67	Trustee	1995-present	Retired June 2019, formerly President (1995-2019), CEO (1997-2019) and Director (1992-2019), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-2019); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	83	None

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TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Officers

John T. Genoy Age: 52	President	2007-present	Chief Financial Officer, SunAmerica (2002 to present); Senior Vice President, SunAmerica (2003 to present); Chief Operating Officer, SunAmerica (2006 to present).	N/A	N/A

Sharon French Age: 56	Executive Vice President	2019-present	President and CEO of SunAmerica (since 2019); Vice President of AIG (since 2019); Executive Vice President and Head of Beta Solutions, Oppenheimer Funds (2016-2019); President, F-Squared Capital, LLC (financial services) (2013-2015).	N/A	N/A

Gregory N. Bressler Age: 55	Secretary	2005-present	Senior Vice President and General Counsel, SunAmerica (2005 to present).	N/A	N/A

Kathleen D. Fuentes Age: 52	Chief Legal Officer and Assistant Secretary	2013-present	Vice President and Deputy General Counsel, SunAmerica (2006 to present).	N/A	N/A

James Nichols Age: 54	Vice President	2006-present	Director, President and CEO, ACS (2006 to present); Senior Vice President, SunAmerica (2002 to present).	N/A	N/A

Gregory R. Kingston Age: 55	Treasurer	2014-present	Vice President, SunAmerica (2001-Present); Vice President, and Head of Mutual Fund Administration, SunAmerica (2014 to present).	N/A	N/A

Shawn Parry Age: 48	Vice President and Assistant Treasurer	2005-present	Vice President (2014 to present) and Assistant Vice President, SunAmerica (2005 to 2014).	N/A	N/A

Donna McManus Age: 60	Vice President and Assistant Treasurer	2014-present	Vice President, SunAmerica (2014 to present); Managing Director, BNY Mellon (2009 to 2014).	N/A	N/A

Timothy Pettee Age: 62	Vice President	2018-present	Chief Investment Officer, SunAmerica (2018 to Present); Lead Portfolio Manager-Rules Based Funds (2013 to Present); Chief Investment Officer (2003 to 2013).	N/A	N/A

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TRUSTEES AND OFFICERS INFORMATION (unaudited) — (continued)

Name, Address and Age*	Position Held With SunAmerica Complex	Term of Office and Length of Time Served(1)	Principal Occupations During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held by Trustee(3)
Christopher C. Joe Age: 52	Chief Compliance Officer	2017-present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017 to Present); Chief Compliance Officer, VALIC Retirement Services Company (2017 to Present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2017 to present); Chief Compliance Officer, Invesco PowerShares (2012 to 2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010 to 2013); U.S. Compliance Director, Invesco Ltd. (2006 to 2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014 to 2015).	N/A	N/A

Matthew J. Hackethal Age: 49	Anti-Money Laundering Compliance Officer	2006-present	Acting Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2016 to 2017); Chief Compliance Officer, SunAmerica (2006 to present); Chief Compliance Officer, The Variable Annuity Life Insurance Company (2016 to 2017); AML Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2006 to present); and Vice President, SunAmerica (2011 to present).	N/A	N/A

*	The business address for each Trustee and Officer is Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
(1)	Trustees serve until their successors are duly elected and qualified. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.
(2)	The “Fund Complex” means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The “Fund Complex” includes the SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Money Market Funds Inc. (1 fund), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series, Inc. (6 funds), Anchor Series Trust (4 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (61 portfolios), VALIC Company I (45 funds), VALIC Company II (15 funds), and SunAmerica Specialty Series (6 funds).
(3)	Directorships of companies required for reporting to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. “public companies”) or other investment companies registered under the 1940 Act.
(4)	Interested Trustee, as defined within the 1940 Act, because he or she is an officer and a trustee of the advisor, and director of the principal underwriter, of the Trust.

72

ANCHOR SERIES TRUST

SHAREHOLDERS TAX INFORMATION (unaudited)

Certain tax information regarding Anchor Series Trust is required to be provided to shareholders based upon each Portfolio’s income and capital gain distributions for the taxable year ended December 31, 2020.

During the year ended December 31, 2020, the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the dividends received deductions for corporations:

	Total Dividends	Net Investment Income	Net Short-Term Capital Gains	Net Long-Term Capital Gains	Qualifying % for the Dividends Received Deductions

SA PGI Asset Allocation Portfolio — Class 1	$0.73	$0.36	$—	$0.37	29.97%

SA PGI Asset Allocation Portfolio — Class 2	0.71	0.34	—	0.37	29.97

SA PGI Asset Allocation Portfolio — Class 3	0.70	0.33	—	0.37	29.97

SA Wellington Capital Appreciation Portfolio — Class 1	6.30	—	0.62	5.68	26.65

SA Wellington Capital Appreciation Portfolio — Class 2	6.30	—	0.62	5.68	26.65

SA Wellington Capital Appreciation Portfolio — Class 3	6.30	—	0.62	5.68	26.65

SA Wellington Government and Quality Bond Portfolio — Class 1	0.35	0.33	0.02	—	—

SA Wellington Government and Quality Bond Portfolio — Class 2	0.33	0.31	0.02	—	—

SA Wellington Government and Quality Bond Portfolio — Class 3	0.31	0.29	0.02	—	—

SA Wellington Strategic Multi-Asset Portfolio — Class 1	0.22	0.10	—	0.12	30.12

SA Wellington Strategic Multi-Asset Portfolio — Class 3	0.20	0.08	—	0.12	30.12

73

COMPARISONS: PORTFOLIOS VS. INDEXES (unaudited)

As required by the Securities and Exchange Commission, the following graphs compare the performance of a $10,000 investment in each Portfolio to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2020. Importantly, such indices represent “paper” Portfolios and do not reflect the costs and expenses of actual investing. Following each graph is a discussion of portfolio performance and factors affecting performance over the year ended December 31, 2020.

The following graphs and tables show the performance of the Portfolios of the Anchor Series Trust and include all trust expenses, but no insurance company expenses associated with the variable annuity contract or variable life insurance policy, and no insurance company contingent deferred sales charge. No expenses are deducted from the performance of the indices. All dividends are assumed to be reinvested.

Market indices referenced are unmanaged. You cannot invest directly in an index. Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

74

Balanced Portfolio

PGI Asset Management

SA PGI Asset Allocation Portfolio — Class 1 (unaudited)

SA PGI Asset Allocation Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 2*	Class 3*
1-year	9.90%	9.73%	9.64%
5-year	9.76%	9.59%	9.50%
10-year	8.40%	8.24%	8.14%
Since Inception	7.90%	7.00%	8.09%
*	Inception date for Class 1: 07/01/93; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Blended Index consists of 40% Bloomberg Barclays U.S. Aggregate Bond Index and 60% S&P 500® Index. The Portfolio believes that the Blended Index may be more representative of the market sectors or types of securities in which the Portfolio invests than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Blended Index are intended to approximate the allocation of the Portfolio’s assets, but at any given time, may not be indicative of the actual allocation of the Portfolio’s assets among market sectors or types of investments.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index combines several Bloomberg Barclays fixed-income indices to give a broad view of the U.S. investment grade fixed rate bond market, with index components for government and corporate bonds, mortgage pass-through securities, and asset-backed securities.

[3]

The S&P 500® Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA PGI Asset Allocation Portfolio — Class 1 shares returned 9.90% for the 12-month period ending December 31, 2020 compared to a 18.40% return for the S&P 500® Index and 7.51% return for the Bloomberg Barclays U.S. Aggregate Bond Index. The blended benchmark of 60% S&P 500® Index / 40% Bloomberg Barclays U.S. Aggregate Bond Index returned 14.73% for the annual period.

Equities outperformed fixed income during the period, as measured by the S&P 500® Index and the Bloomberg Barclays Aggregate Bond Index. U.S. equities outperformed non-U.S. developed and emerging markets for the year. Fixed income markets saw a fed funds rate decrease of 150 basis points during the year. Treasuries posted a positive return.

The Portfolio’s strategic and tactical underweight to large cap value equities contributed but were offset by the Portfolio’s strategic underweight to large cap growth equities. The Portfolio’s strategic overweight to mid and small cap growth equities contributed but was partially offset by the overweight to their value counterparts. The Portfolio’s strategic allocation to non-U.S. developed market equities negatively contributed as they underperformed their U.S. counterparts. Emerging market equities detracted due to the effects of the value equities overwhelming the growth effects. The Portfolio’s tactical overweight to investment grade corporates contributed to performance but was offset by the Portfolio’s strategic underweight to government bonds and tactical underweight to mortgage-backed securities.

75

Balanced Portfolio — (continued)

PGI Asset Management

SA PGI Asset Allocation Portfolio — Class 1 (unaudited)

Due to the Portfolio’s large number of individual holdings (over 500) and small position sizes (none over 4%), individual security impacts are minimal. The Portfolio’s security selection among U.S. large, mid, and small cap equities detracted but was partially offset by holdings in real estate investment trusts. The Portfolio’s security selection among non-U.S. developed market securities detracted but was partially offset by emerging market equities. The Portfolio’s security selection in mortgage-backed securities aided performance but was offset by security selection in high yield bonds, commercial mortgage-backed securities, and investment grade corporates.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

76

Equity Portfolios

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

SA Wellington Capital Appreciation Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 2*	Class 3*
1-year	64.53%	64.28%	64.11%
5-year	23.73%	23.55%	23.43%
10-year	18.98%	18.80%	18.68%
Since Inception	14.08%	12.24%	15.16%
*	Inception date for Class 1: 03/23/87; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000® Growth or the Russell 2000® Growth Indices.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Capital Appreciation Portfolio — Class 1 shares posted a return of 64.53% for the 12-month period ending December 31, 2020, compared to a 38.26% return for the Russell 3000 Growth Index.

Sector returns within the Index were positive in 10 of the 11 sectors during the year. Consumer discretionary [+61.35%] and information technology [+53.11%] were the strongest performing sectors. Energy [-19.73%] and real estate [+3.42%] were bottom-performing sectors during the period.

Relative outperformance was driven by both security selection and sector allocation, a residual of the Portfolio’s bottom-up stock selection process. Sector allocation was driven by the Portfolio’s overweight to consumer discretionary and lack of exposure to real estate. The Portfolio’s underweight to information technology and overweight to health care detracted from benchmark-relative results.

Stock selection was strongest within information technology. Within information technology, the Portfolio’s overweight positions in Square and NVIDIA were among the top relative contributors during the period. Within consumer discretionary, the Portfolio’s overweight position in Peloton Interactive also contributed to relative performance.

Stock selection was weakest within consumer discretionary during the period. Within consumer discretionary, the Portfolio’s underweight position in Tesla and out-of-benchmark constituents Marriott Vacations and Aramark detracted from relative results. Within health care, the Portfolio’s out-of-benchmark constituent Galapagos also detracted from relative results.

77

Equity Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Capital Appreciation Portfolio — Class 1 (unaudited)

The Portfolio ended the period most overweight the consumer discretionary and health care sectors and most underweight the information technology and real estate sectors in relation to the Russell 3000 Growth Index.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

78

Fixed-Income Portfolios

Wellington Management Company LLP

SA Wellington Government and Quality Bond Portfolio — Class 1 (unaudited)

SA Wellington Government and Quality Bond Portfolio
Average Annual Total Returns as of 12/31/20
	Class 1*	Class 2*	Class 3*
1-year	7.11%	6.92%	6.88%
5-year	3.73%	3.60%	3.49%
10-year	3.29%	3.14%	3.04%
Since Inception	6.31%	3.83%	3.35%
*	Inception date for Class 1: 09/05/84; Class 2: 07/09/01; Class 3: 09/30/02

[1]

The Bloomberg Barclays U.S. Aggregate A or Better Index is a subset of the Bloomberg Barclays U.S. Aggregate Bond Index and indices, which include index components for government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Bloomberg Barclays U.S. Aggregate A or Better Index excludes BBB bonds.

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Government and Quality Bond Portfolio — Class 1 shares posted a return of 7.11% for the 12-month period ending December 31, 2020, compared to a 7.10% return for the Bloomberg Barclays U.S. Aggregate A or Better Index.

On an absolute return basis, Treasuries [+8.00%] had mixed results relative to non-Treasury sectors: U.S. mortgage-backed securities (MBS) [+3.87%], commercial mortgage-backed securities (CMBS) [+8.11%], asset-backed securities (ABS) [+4.52%], and taxable municipals [12.11%].

Security selection within investment grade (IG) credit contributed the most, particularly within financials, industrials, utilities and local agency. An overweight to IG credit contributed to performance due to a positive impact from an overweight to taxable municipals, financials, and utilities. Security selection to agency MBS pass throughs contributed but was partially offset by an underweight to the sector. In the securitized sectors, an out-of-benchmark allocation to collateralized loan obligations (CLOs) contributed while an underweight to and security selection within CMBS detracted. The Portfolio’s duration positioning detracted from relative returns.

The Portfolio ended the year with the following approximate sector allocations: 36% U.S. government, 31% MBS, 25% credit, 4% ABS, 2% CMBS, 1% covered bonds, and 1% cash and cash equivalents. From a quality standpoint, over 74% of the Portfolio’s assets at year-end were invested in securities rated AAA. The Portfolio ended the period with a modestly shorter effective duration than the benchmark.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

79

Balanced Portfolios

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

SA Wellington Strategic Multi-Asset Portfolio Average Annual Total Returns as of 12/31/20
	Class 1*	Class 3*
1-year	18.12%	17.80%
5-year	9.03%	N/A
10-year	8.05%	N/A
Since Inception	8.04%	9.65%
*	Inception date for Class 1: 03/23/87; Class 3: 09/26/16

[1]

The MSCI ACWI (net) Index captures large and mid cap representation across 23 developed and 23 emerging markets countries. With 2,484 constituents, the index covers approximately 85% of the global investable equity opportunity set. The net index approximates the minimum possible dividend reinvestment and assumes that the dividend is reinvested after the deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties.

[2]

The FTSE World Government Bond Index (U.S. $ Hedged) measures the performance of fixed-rate investment grade sovereign bonds, currency hedged to the USD. The Index is a widely used benchmark that currently comprises sovereign debt from over 20 countries. The Index provides a broad benchmark for the global sovereign fixed income market.

[3]	The Blended Index consists of 65% MSCI ACWI (net) Index and 35% FTSE World Government Bond Index (U.S. $ Hedged) (the “Blended Index”).

Note:    The performance data quoted represents past performance; past performance does not guarantee future results; the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost; current performance may be lower or higher than the performance data quoted. Please visit aig.com/annuities for performance data current to the most recent month-end.

The SA Wellington Strategic Multi-Asset Portfolio — Class 1 shares posted a return of 18.12% for the 12-month period ending December 31, 2020, compared to a 16.26% return for the MSCI ACWI (net) Index, a 6.11% return for the FTSE World Government Bond Index (U.S. $ Hedged), and a 13.47% return for the blended benchmark. The blended benchmark is comprised of 65% MSCI ACWI (net) Index and 35% FTSE World Government Bond Index (U.S. $ Hedged).

The global equity portion of the Portfolio outperformed the MSCI ACWI (net) Index for the year. Sector allocation, a result of the bottom-up fundamental process, was the primary driver of relative outperformance, led by the Portfolio’s underweight positions in energy and financials, and overweight position in information technology. This was partially offset by overweight positions in health care and industrials. Stock selection was also strong over the period and contributed to relative outperformance, particularly in communication services and health care. This was partially offset by weaker selection in financials and real estate. From a regional perspective, stock selection within emerging markets and North America contributed most while holdings in Japan modestly detracted. From a country perspective, stock selection in the United States and China contributed most while holdings in France and Canada detracted.

80

Balanced Portfolios — (continued)

Wellington Management Company LLP

SA Wellington Strategic Multi-Asset Portfolio — Class 1 (unaudited)

The global bond portion of the Portfolio underperformed the FTSE World Government Bond Index (U.S. $ Hedged) for the period. Active currency and duration strategies detracted from relative performance, while active country and credit strategies contributed. Yield curve strategies were largely neutral.

Past performance is no guarantee of future results.

Securities listed may or may not be a part of current Portfolio construction.

81

ANCHOR SERIES TRUST

SUPPLEMENTS TO THE PROSPECTUS

December 31, 2020 (unaudited)

Filed under Rules 497(e) and 497(k)

Registration No. 2-86188

Anchor Series Trust

SA Wellington Government and Quality Bond Portfolio

(the “Portfolio”)

Supplement dated December 2, 2020, to the Portfolio’s

Summary Prospectus, Prospectus and Statement of Additional Information

dated May 1, 2020, as supplemented and amended to date

Michael E. Stack, a portfolio manager with Wellington Management Company LLP, will retire effective June 30, 2021. Accordingly, effective June 30, 2021, all references to Mr. Stack will be deleted from the Portfolio’s Summary Prospectus, Prospectus and Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

82

ANCHOR SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Anchor Series Trust Portfolios voted proxies related to securities held in Anchor Series Trust Portfolios during the most recent twelve month period ended June 30 is available once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Trusts’ Forms N-PORT are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

Additional information concerning the Trustees and Officers is contained in the Statement of Additional Information and is available without charge by calling (800) 445-SUN2.

83

Annuity Service Center P.O. Box 15570 Amarillo, TX 79105-5570 CHANGE SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

G1112AR.17 (2/21)

Item 2.	Code of Ethics

Anchor Series Trust (the “registrant”) has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 (the Code”). During the fiscal year ended December 31, 2020, there were no reportable waivers or implicit waivers to a provision of the Code that applies to the registrant’s Principal Executive and Principal Accounting Officers (the “Covered Officers”).

Item 3.	Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that Eileen A. Kamerick, a Trustee of the registrant, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Ms. Kamerick is considered to be “independent” for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a)—(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant’s principal accountants were as follows:

	2019	2020
(a) Audit Fees	$213,808	$181,904
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$41,972	$34,488
(d) All Other Fees	$0	$0

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant’s principal accountant were as follows:

	2019	2020
(b) Audit-Related Fees	$0	$0
(c) Tax Fees	$0	$0
(d) All Other Fees	$87,316	$309,361

(e)

(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliates”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant’s audit committee charter.

(2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)

The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2019 and 2020 were $138,990 and $343,849, respectively.

(h)

Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliates that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a - 101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s most recent fiscal half year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(4) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy President

Date: March 09, 2021

By:	/s/ Gregory R. Kingston
Gregory R. Kingston Treasurer

Date: March 09, 2021